UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (8.8%)
Australia (0.0%)
Goodman Group REIT	33	$1
St. Barbara Ltd.	43	—@
Stockland REIT	70	—@
		1
Austria (0.3%)
Erste Group Bank AG (a)	62	2
Raiffeisen Bank International AG	5,271	152
		154
Belgium (0.0%)
KBC Group N.V.	66	5

Canada (0.2%)
Bank of Montreal	169	14
Bank of Nova Scotia (The)	313	19
Canadian Imperial Bank of Commerce	114	11
National Bank of Canada	70	3
Royal Bank of Canada	377	30
Toronto-Dominion Bank (The)	481	29
		106
Denmark (0.0%)
Danske Bank A/S	197	5

France (0.1%)
BNP Paribas SA	294	18
Credit Agricole SA	235	3
Societe Generale SA	200	9
		30
Germany (0.0%)
Commerzbank AG (a)	207	2

Hong Kong (0.0%)
Bank of East Asia Ltd. (The)	257	1
BOC Hong Kong Holdings Ltd.	763	4
Hanergy Thin Film Power Group Ltd. (a)(b)(c)	178,000	1
Hang Seng Bank Ltd.	200	5
		11
Ireland (0.0%)
AIB Group PLC	168	1
Bank of Ireland Group PLC	199	1
		2
Israel (0.0%)
Bank Hapoalim BM	220	1
Bank Leumi Le-Israel BM	298	2
Mizrahi Tefahot Bank Ltd.	29	1
		4

Italy (0.0%)
Intesa Sanpaolo SpA	3,778	10
Mediobanca Banca di Credito Finanziario SpA	128	1
UniCredit SpA	525	8
		19
Japan (0.1%)
Aozora Bank Ltd.	24	1
Bank of Kyoto Ltd. (The)	11	1
Chiba Bank Ltd. (The)	125	1
Concordia Financial Group Ltd.	226	1
Fukuoka Financial Group, Inc.	30	1
Japan Post Bank Co., Ltd.	84	1
Mebuki Financial Group, Inc.	170	1
Mizuho Financial Group, Inc.	6,311	11
Resona Holdings, Inc.	431	2
Seven Bank Ltd.	123	—@
Shinsei Bank Ltd.	34	1
Shizuoka Bank Ltd. (The)	93	1
Sumitomo Mitsui Financial Group, Inc.	351	14
Sumitomo Mitsui Trust Holdings, Inc.	68	3
Suruga Bank Ltd.	34	—@
Yamaguchi Financial Group, Inc.	41	—@
		39
Netherlands (0.0%)
ABN AMRO Group N.V. CVA	87	3
ING Groep N.V.	1,016	13
		16
Norway (0.0%)
DNB ASA	255	5

Poland (2.0%)
Alior Bank SA (a)	2,212	38
Bank Handlowy w Warszawie SA	753	16
Bank Millennium SA (a)	12,616	32
Bank Polska Kasa Opieki SA	10,483	302
mBank SA	284	34
Powszechna Kasa Oszczednosci Bank Polski SA	36,804	428
Santander Bank Polska SA	945	96
		946
Singapore (0.0%)
DBS Group Holdings Ltd.	469	9
Oversea-Chinese Banking Corp., Ltd.	822	7
United Overseas Bank Ltd.	350	7
		23
Spain (0.1%)
Banco Bilbao Vizcaya Argentaria SA	1,745	11
Banco de Sabadell SA	1,160	2
Banco Santander SA	4,221	21
Bankia SA	254	1
Bankinter SA	139	1
CaixaBank SA	740	4
		40

Sweden (0.1%)
Nordea Bank AB	794	8
Skandinaviska Enskilda Banken AB, Class A	335	4
Svenska Handelsbanken AB, Class A	400	5
Swedbank AB, Class A	237	6
		23
United Kingdom (0.2%)
Barclays PLC	4,465	10
HSBC Holdings PLC	5,236	46
Lloyds Banking Group PLC	18,861	15
Royal Bank of Scotland Group PLC	987	3
Standard Chartered PLC	733	6
		80
United States (5.7%)
Bank of America Corp.	2,546	75
BB&T Corp.	203	10
Capital One Financial Corp.	8,391	797
CIT Group, Inc.	24	1
Citigroup, Inc.	671	48
Citizens Financial Group, Inc.	127	5
Comerica, Inc.	36	3
Discover Financial Services	11,113	850
East West Bancorp, Inc.	30	2
Fifth Third Bancorp	180	5
First Republic Bank	33	3
Huntington Bancshares, Inc.	226	3
JPMorgan Chase & Co.	898	101
KeyCorp	275	6
M&T Bank Corp.	37	6
New York Community Bancorp, Inc.	100	1
People’s United Financial, Inc.	71	1
PNC Financial Services Group, Inc. (The)	123	17
Regions Financial Corp.	293	5
Signature Bank	11	1
SunTrust Banks, Inc.	122	8
SVB Financial Group (a)	11	4
Synchrony Financial	22,789	708
US Bancorp	409	22
Wells Fargo & Co.	1,222	64
Zions Bancorporation	41	2
		2,748
Total Common Stocks (Cost $4,257)		4,259

	Face Amount (000)	Value (000)
Fixed Income Securities (52.8%)
Sovereign (28.9%)
Argentina (8.5%)
Argentine Republic Government International Bond,
5.88%, 1/11/28	1,322	1,050
6.25%, 4/22/19	3,026	3,038
		4,088

Brazil (8.8%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	16,867	4,224

Greece (7.0%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	EUR	3,004	3,381

Portugal (4.6%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (d)	877		1,116
4.13%, 4/14/27 (d)	809		1,118
			2,234
Total Sovereign (Cost $14,116)			13,927
U.S. Treasury Security (23.9%)
United States (23.9%)
U.S. Treasury Note
0.50%, 1/15/28 (Cost $11,648)	11,966		11,487
Total Fixed Income Securities (Cost $25,764)			25,414

	Shares	Value (000)
Short-Term Investments (36.6%)
Investment Company (19.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $9,134)	9,133,547	9,134

	Face Amount (000)
U.S. Treasury Security (17.6%)
U.S. Treasury Bill,
2.02%, 11/1/18 (Cost $8,471) (f)(g)	$8,486	8,471
Total Short-Term Investments (Cost $17,605)		17,605
Total Investments (98.2%) (Cost $47,626) (h)(i)(j)		47,278
Other Assets in Excess of Liabilities (1.8%)		871
Net Assets (100.0%)		$48,149

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2018.
(c)

At September 30, 2018, the Fund held a fair valued security valued at approximately $1,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $18,000 relating to the Fund’s investment in the Liquidity Funds.

(f)	Rate shown is the yield to maturity at September 30, 2018.
(g)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(j)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,703,000 and the aggregate gross unrealized depreciation is approximately $2,659,000, resulting in net unrealized appreciation of approximately $44,000.

@	Value is less than $500.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2018:

Counterparty		Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	4		$4	12/20/18	$ —@
Bank of America NA	CNH	990		$143	12/20/18	—@
Bank of America NA	EUR	256		$302	12/20/18	2
Bank of America NA	ILS	629		$177	12/20/18	3
Bank of America NA	PLN	567		$155	12/20/18	1
Bank of America NA		$22	ILS	78	12/20/18	(—@ )
Bank of America NA		$273	PLN	991	12/20/18	(3)
Bank of Montreal	CAD	54		$42	12/20/18	(—@ )
Bank of Montreal	HUF	9,103		$33	12/20/18	—@
Bank of Montreal		$128	CAD	165	12/20/18	—@
Bank of Montreal		$72	GBP	54	12/20/18	(1)
Bank of Montreal		$117	HUF	32,012	12/20/18	(1)
Bank of New York Mellon		$6	GBP	4	12/20/18	(—@ )
Barclays Bank PLC	AUD	2,614		$1,885	12/20/18	(6)
Barclays Bank PLC	EUR	950		$1,120	12/20/18	9
Barclays Bank PLC	GBP	31		$41	12/20/18	—@
Barclays Bank PLC	JPY	4,481		$40	12/20/18	—@
Barclays Bank PLC	SGD	238		$174	12/20/18	(—@ )
Barclays Bank PLC		$5,167	GBP	3,913	12/20/18	(48)
Barclays Bank PLC		$37	JPY	4,138	12/20/18	(—@ )
Barclays Bank PLC		$390	SGD	532	12/20/18	(1)
BNP Paribas SA	CAD	495		$382	12/20/18	(2)
BNP Paribas SA	CHF	3		$3	12/20/18	—@
BNP Paribas SA	EUR	636		$753	12/20/18	9
BNP Paribas SA	EUR	200		$234	12/20/18	(—@ )
BNP Paribas SA	RUB	11,914		$172	12/20/18	(8)
BNP Paribas SA		$79	ARS	3,323	12/20/18	(6)
BNP Paribas SA		$77	PHP	4,230	12/20/18	1
BNP Paribas SA		$16	RUB	1,089	12/20/18	1
BNP Paribas SA		$311	RUB	20,686	12/20/18	2
Citibank NA	AUD	490		$353	12/20/18	(1)
Citibank NA	AUD	126		$91	12/20/18	—@
Citibank NA	CHF	1		$1	12/20/18	—@
Citibank NA	CLP	106,772		$153	12/20/18	(10)
Citibank NA	CZK	59,639		$2,739	12/20/18	39
Citibank NA	CZK	59,639		$2,741	12/20/18	41
Citibank NA	CZK	59,657		$2,746	12/20/18	45
Citibank NA	CZK	1,194		$54	12/20/18	(—@ )
Citibank NA	EUR	3,156		$3,718	12/20/18	30
Citibank NA	JPY	3,391		$30	12/20/18	—@
Citibank NA	KRW	198,460		$177	12/20/18	(2)
Citibank NA	SEK	319		$36	12/20/18	(—@ )
Citibank NA	THB	5,258		$162	12/20/18	(1)
Citibank NA		$16	CLP	10,983	12/20/18	1
Citibank NA		$7,938	CZK	171,915	12/20/18	(155)
Citibank NA		$194	CZK	4,226	12/20/18	(3)
Citibank NA		$473	EUR	403	12/20/18	(3)
Citibank NA		$2,767	EUR	2,353	12/20/18	(17)
Citibank NA		$2,776	EUR	2,353	12/20/18	(26)
Citibank NA		$2,784	EUR	2,354	12/20/18	(33)
Citibank NA		$323	JPY	36,081	12/20/18	(4)
Citibank NA		$16	KRW	17,862	12/20/18	—@
Citibank NA		$273	THB	8,830	12/20/18	1

Commonwealth Bank of Australia	AUD	254		$183	12/20/18	(1)
Commonwealth Bank of Australia	EUR	277		$327	12/20/18	3
Commonwealth Bank of Australia		$857	GBP	649	12/20/18	(8)
Credit Suisse International	EUR	44		$51	12/20/18	—@
Goldman Sachs International	BRL	891		$212	12/20/18	(7)
Goldman Sachs International	EUR	627		$736	12/20/18	4
Goldman Sachs International	EUR	319		$378	12/20/18	5
Goldman Sachs International	GBP	33		$43	12/20/18	—@
Goldman Sachs International	HKD	487		$62	12/20/18	(—@ )
Goldman Sachs International	HUF	35,752		$130	12/20/18	1
Goldman Sachs International	IDR	2,527,488		$166	12/20/18	(2)
Goldman Sachs International	JPY	7,076		$63	12/20/18	1
Goldman Sachs International		$1,591	AUD	2,202	12/20/18	1
Goldman Sachs International		$1,573	AUD	2,165	12/20/18	(7)
Goldman Sachs International		$787	AUD	1,081	12/20/18	(4)
Goldman Sachs International		$782	AUD	1,081	12/20/18	(—@ )
Goldman Sachs International		$16	BRL	67	12/20/18	—@
Goldman Sachs International		$195	BRL	794	12/20/18	—@
Goldman Sachs International		$93	BRL	375	12/20/18	(—@ )
Goldman Sachs International		$16	IDR	237,067	12/20/18	—@
Goldman Sachs International		$194	IDR	2,942,011	12/20/18	1
Goldman Sachs International	ZAR	4,986		$332	12/20/18	(17)
JPMorgan Chase Bank NA	AUD	734		$529	12/20/18	(2)
JPMorgan Chase Bank NA	GBP	19		$25	12/20/18	—@
JPMorgan Chase Bank NA	GBP	19		$25	12/20/18	—@
JPMorgan Chase Bank NA	INR	11,957		$165	12/20/18	1
JPMorgan Chase Bank NA	INR	27,675		$377	12/20/18	(1)
JPMorgan Chase Bank NA	INR	27,079		$372	12/20/18	2
JPMorgan Chase Bank NA	JPY	3,391		$30	12/20/18	—@
JPMorgan Chase Bank NA	MXN	721		$38	12/20/18	(—@ )
JPMorgan Chase Bank NA	TWD	5,368		$175	12/20/18	(1)
JPMorgan Chase Bank NA		$135	EUR	114	12/20/18	(2)
JPMorgan Chase Bank NA		$157	GBP	119	12/20/18	(1)
JPMorgan Chase Bank NA		$16	INR	1,160	12/20/18	—@
JPMorgan Chase Bank NA		$156	INR	11,459	12/20/18	1
JPMorgan Chase Bank NA		$282	JPY	31,459	12/20/18	(3)
JPMorgan Chase Bank NA		$507	KRW	564,032	12/20/18	2
JPMorgan Chase Bank NA		$23	MXN	443	12/20/18	—@
JPMorgan Chase Bank NA		$510	MXN	9,766	12/20/18	5
JPMorgan Chase Bank NA		$16	TWD	492	12/20/18	—@
JPMorgan Chase Bank NA		$312	TWD	9,508	12/20/18	1
JPMorgan Chase Bank NA	ZAR	7,384		$492	12/20/18	(25)
JPMorgan Chase Bank NA	ZAR	534		$37	12/20/18	(—@ )
State Street Bank and Trust Co.	AUD	1,682		$1,213	12/20/18	(4)
State Street Bank and Trust Co.	EUR	41		$48	12/20/18	—@
UBS AG	AUD	700		$505	12/20/18	(2)
UBS AG	CHF	12		$12	12/20/18	—@
UBS AG	DKK	99		$16	12/20/18	—@
UBS AG	EUR	696		$819	12/20/18	7
UBS AG	EUR	90		$107	12/20/18	2
UBS AG	EUR	319		$376	12/20/18	3
UBS AG	GBP	38		$50	12/20/18	1
UBS AG	JPY	7,093		$63	12/20/18	1
UBS AG	JPY	6,772		$60	12/20/18	—@
UBS AG	TRY	726		$114	12/20/18	(1)
UBS AG		$51	CHF	48	12/20/18	(1)
UBS AG		$815	EUR	687	12/20/18	(12)
UBS AG		$1,008	GBP	764	12/20/18	(9)
UBS AG		$166	GBP	126	12/20/18	(1)
UBS AG		$190	JPY	21,229	12/20/18	(2)
UBS AG		$58	SEK	511	12/20/18	(1)

UBS AG		$1,135	TRY	7,635	12/20/18	68
UBS AG		$360	TRY	2,388	12/20/18	16
UBS AG		$366	TRY	2,410	12/20/18	13
UBS AG		$199	TRY	1,277	12/20/18	3
UBS AG		$119	ZAR	1,702	12/20/18	1
UBS AG	ZAR	64		$4	12/20/18	(—@ )
BNP Paribas SA	ARS	12,076		$260	1/24/19	3
BNP Paribas SA		$225	ARS	9,995	1/24/19	(12)
BNP Paribas SA		$336	ARS	14,370	1/24/19	(30)
BNP Paribas SA		$68	ARS	3,257	1/24/19	1
BNP Paribas SA		$907	ARS	29,222	1/24/19	(286)
BNP Paribas SA		$172	ARS	5,538	1/24/19	(54)
Goldman Sachs International	BRL	364		$91	5/16/19	3
Goldman Sachs International	BRL	785		$204	5/16/19	14
Goldman Sachs International	BRL	30,687		$7,949	5/16/19	514
Goldman Sachs International	BRL	11,461		$2,960	5/16/19	183
Goldman Sachs International	BRL	11,319		$2,928	5/16/19	185
Goldman Sachs International		$145	BRL	614	5/16/19	3
Goldman Sachs International		$2,074	BRL	8,833	5/16/19	66
Goldman Sachs International		$1,384	BRL	5,841	5/16/19	31
Goldman Sachs International		$48	BRL	196	5/16/19	(—@ )
Goldman Sachs International		$262	BRL	1,013	5/16/19	(17)
Goldman Sachs International		$2,142	BRL	8,166	5/16/19	(164)
Goldman Sachs International		$3,136	BRL	12,128	5/16/19	(198)
JPMorgan Chase Bank NA	CNH	41,081		$6,158	6/20/19	235
JPMorgan Chase Bank NA	CNH	1,669		$249	6/20/19	8
JPMorgan Chase Bank NA	CNH	694		$100	6/20/19	(—@ )
JPMorgan Chase Bank NA	CNH	609		$89	6/20/19	1
JPMorgan Chase Bank NA		$191	CNH	1,316	6/20/19	(1)
						$368

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	15	Dec-18	2	$1,794	$(21)
BIST 30 Index (Turkey)	353	Oct-18	35	742	27
Euro Stoxx 50 (Germany)	34	Dec-18	—@	1,337	19
MSCI Emerging Market E Mini (United States)	53	Dec-18	3	2,782	62
NIKKEI 225 Index (United States)	8	Dec-18	4	850	45
U.S. Treasury 10 yr. Ultra Long Bond (United States)	48	Dec-18	4,800	6,048	(20)
U.S. Treasury Ultra Bond (United States)	13	Dec-18	1,300	2,006	(29)

Short:
Euro FX Currency (United States)	77	Dec-18	(9,625)	(11,244)	12
Euro OAT (Germany)	4	Dec-18	(400)	(702)	5
German Euro BONO (Germany)	2	Dec-18	(200)	(336)	2
German Euro BTP (Germany)	21	Dec-18	(2,100)	(3,020)	40
German Euro Bund (Germany)	23	Dec-18	(2,300)	(4,240)	15
S&P 500 E Mini Index (United States)	18	Dec-18	(1)	(2,627)	(4)
SGX NIFTY 50 Index (Singapore)	34	Oct-18	(—@ )	(745)	11
					$164

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.88%	Quarterly/ Quarterly	1/4/28	$13,965	$(35)	$—	$(35)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/ Quarterly	1/19/28	14,077	(39)	—	(39)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.81	Quarterly/ Quarterly	1/24/28	15,889	(45)	—	(45)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.71	Quarterly/ Quarterly	4/26/28	12,807	(45)	—	(45)
							$(164)	$—	$(164)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2018:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	3/6/19		$343	$(11)	$—	$(11)
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19	CAD	422	(5)	—	(5)
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19	1,722		(19)	—	(19)
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19	133		(2)	—	(2)
Barclays Bank PLC	VIX Short-Term Futures Index	Pay	3 Month USD LIBOR minus 1.30%	Quarterly	9/20/19		$600	31	—	31
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/1/19	1,490		(1)	—	(1)
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19	787		16	—	16

BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19	959	20	—		20
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19	329	7	—		7
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19	230	11	—		11
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19	319	8	—		8
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19	1,718	45	—		45
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19	159	4	—		4
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	1,029	1	—		1
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	1,406	1	—		1
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	399	—@	(—@	)	—@
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	544	—@	—		—@
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	1,136	(33)	—		(33)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	321	(9)	—		(9)

JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	1,148		(34)	—	(34)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	679		(20)	—	(20)
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19	692		(35)	(11)	(24)
JPMorgan Chase Bank NA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.01%	Quarterly	7/15/19	AUD	493	2	—	2
JPMorgan Chase Bank NA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.01%	Quarterly	7/15/19	1,767		36	—	36
								$13	$(11)	$24

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Custom Short Elevators Index as of September 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Custom Short Elevators Index
Fujitec Co., Ltd.	27,700	$372	2.21%
Kone Oyj	157,078	8,395	49.79
Schindler Holding AG	31,545	7,903	46.87
Yungtay Engineering Co., Ltd.	121,000	190	1.13
Total		$16,860	100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Canada Banks Index as of September 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Canada Banks Index
Bank of Montreal	649	$53	12.99%
Bank of Nova Scotia (The)	1,199	71	17.34
Canadian Imperial Bank of Commerce	436	41	9.92
National Bank of Canada	340	17	4.12
Royal Bank of Canada	1,458	117	28.36
Toronto-Dominion Bank (The)	1,849	112	27.27
Total		$411	100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Elevators Index as of September 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Elevators Index
Brunello Cucinelli SpA	94	$4	0.37%
Burberry Group PLC	1,174	31	3.14
Christian Dior SE	65	28	2.82
Cie Financiere Richemont SA	1,578	129	13.17
Hermes International	87	58	5.88
Hugo Boss AG	194	15	1.52
Kering SA	347	186	18.97
LVMH Moet Hennessy Louis Vuitton SE	1,046	370	37.70
Moncler SpA	700	30	3.07
Puma SE	29	14	1.45
Salvatore Ferragamo SpA	465	11	1.14
Swatch Group AG (The)	151	60	6.14
Tapestry, Inc.	782	39	4.00
Tod’s SpA	91	6	0.63
Total		$981	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of September 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$103	0.98%
AbbVie, Inc.	1,291	122	1.16
AES Corp.	2,315	32	0.31
Aetna, Inc.	269	55	0.52
Agilent Technologies, Inc.	260	18	0.17
Alexion Pharmaceuticals, Inc.	181	25	0.24
Align Technology, Inc.	58	23	0.22
Allergan PLC	271	52	0.49
Alliant Energy Corp.	810	34	0.33
Altria Group, Inc.	2,694	162	1.54
Ameren Corp.	851	54	0.51
American Electric Power Co., Inc.	1,724	122	1.16
American Water Works Co., Inc.	625	55	0.52
AmerisourceBergen Corp.	131	12	0.11
Amgen, Inc.	591	123	1.16
Anthem, Inc.	213	58	0.56
Archer-Daniels-Midland Co.	790	40	0.38
AT&T, Inc.	38,194	1,283	12.19
Baxter International, Inc.	406	31	0.30
Becton Dickinson and Co.	214	56	0.53
Biogen, Inc.	171	60	0.57
Boston Scientific Corp.	1,111	43	0.41
Bristol-Myers Squibb Co.	1,328	82	0.78
Brown-Forman Corp.	344	17	0.17
Campbell Soup Co.	272	10	0.10
Cardinal Health, Inc.	256	14	0.13
Celgene Corp.	634	57	0.54
Centene Corp.	140	20	0.19
CenterPoint Energy, Inc.	1,511	42	0.40
CenturyLink, Inc.	6,044	128	1.22
Cerner Corp.	255	16	0.16
Church & Dwight Co., Inc.	350	21	0.20
Cigna Corp.	204	42	0.40
Clorox Co. (The)	181	27	0.26
CMS Energy Corp.	989	48	0.46
Coca-Cola Co. (The)	5,391	249	2.37
Colgate-Palmolive Co.	1,237	83	0.79
Conagra Brands, Inc.	584	20	0.19
Consolidated Edison, Inc.	1,086	83	0.79
Constellation Brands, Inc.	241	52	0.49
Cooper Cos, Inc. (The)	40	11	0.11
Costco Wholesale Corp.	616	145	1.38
Coty, Inc.	662	8	0.08
CVS Health Corp.	1,428	112	1.07
Danaher Corp.	495	54	0.51
DaVita, Inc.	124	9	0.08
Dentsply Sirona, Inc.	186	7	0.07
Dominion Energy, Inc.	2,253	158	1.50
DTE Energy Co.	629	69	0.65
Duke Energy Corp.	2,454	196	1.87

Edison International	1,142	77	0.73
Edwards Lifesciences Corp.	171	30	0.28
Eli Lilly & Co.	785	84	0.80
Entergy Corp.	629	51	0.48
Envision Healthcare Corp.	98	4	0.04
Estee Lauder Cos, Inc. (The)	314	46	0.43
Eversource Energy	1,111	68	0.65
Exelon Corp.	3,366	147	1.40
Express Scripts Holding Co.	468	44	0.42
FirstEnergy Corp.	1,558	58	0.55
General Mills, Inc.	810	35	0.33
Gilead Sciences, Inc.	1,058	82	0.78
HCA Healthcare, Inc.	234	33	0.31
Henry Schein, Inc.	129	11	0.10
Hershey Co. (The)	198	20	0.19
Hologic, Inc.	227	9	0.09
Hormel Foods Corp.	379	15	0.14
Humana, Inc.	117	40	0.38
IDEXX Laboratories, Inc.	71	18	0.17
Illumina, Inc.	118	43	0.41
Incyte Corp.	138	10	0.09
Intuitive Surgical, Inc.	91	52	0.50
IQVIA Holdings, Inc.	123	16	0.15
JM Smucker Co. (The)	160	16	0.16
Johnson & Johnson	2,174	300	2.86
Kellogg Co.	349	24	0.23
Keurig Dr. Pepper, Inc.	255	6	0.06
Kimberly-Clark Corp.	496	56	0.54
Kraft Heinz Co. (The)	838	46	0.44
Kroger Co. (The)	1,260	37	0.35
Laboratory Corporation of America Holdings	82	14	0.14
McCormick & Co., Inc.	167	22	0.21
McKesson Corp.	170	23	0.21
Medtronic PLC	1,097	108	1.03
Merck & Co., Inc.	2,215	157	1.49
Mettler-Toledo International, Inc.	21	13	0.12
Molson Coors Brewing Co.	259	16	0.15
Mondelez International, Inc.	2,117	91	0.86
Monster Beverage Corp.	582	34	0.32
Mylan N.V.	434	16	0.15
NextEra Energy, Inc.	1,641	275	2.61
NiSource, Inc.	1,143	28	0.27
NRG Energy, Inc.	1,054	39	0.37
Patterson Cos, Inc.	67	2	0.02
PepsiCo, Inc.	2,006	224	2.13
PerkinElmer, Inc.	89	9	0.08
Perrigo Co., PLC	107	8	0.07
Pfizer, Inc.	4,834	213	2.02
PG&E Corp.	1,798	83	0.79
Philip Morris International, Inc.	2,181	178	1.69
Pinnacle West Capital Corp.	391	31	0.29
PPL Corp.	2,395	70	0.67
Procter & Gamble Co. (The)	3,581	298	2.83
Public Service Enterprise Group, Inc.	1,774	94	0.89
Quest Diagnostics, Inc.	110	12	0.11
Regeneron Pharmaceuticals, Inc.	62	25	0.24
ResMed, Inc.	115	13	0.13
SCANA Corp.	501	19	0.19
Sempra Energy	880	100	0.95
Southern Co. (The)	3,504	153	1.45
Stryker Corp.	261	46	0.44
Sysco Corp.	682	50	0.47
Thermo Fisher Scientific, Inc.	324	79	0.75
Tyson Foods, Inc.	406	24	0.23
UnitedHealth Group, Inc.	783	208	1.98
Universal Health Services, Inc.	72	9	0.09
Varian Medical Systems, Inc.	74	8	0.08
Verizon Communications, Inc.	25,376	1,355	12.88
Vertex Pharmaceuticals, Inc.	204	39	0.37
Walgreens Boots Alliance, Inc.	1,219	89	0.84
Walmart, Inc.	2,056	193	1.84
Waters Corp.	65	13	0.12
WEC Energy Group, Inc.	1,106	74	0.70
Xcel Energy, Inc.	1,780	84	0.80
Zimmer Biomet Holdings, Inc.	164	22	0.20
Zoetis, Inc.	398	36	0.35
Total		$10,518	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of September 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$147	1.30%
Accenture PLC	286	49	0.43
Activision Blizzard, Inc.	350	29	0.26
Acuity Brands, Inc.	49	8	0.07
Adobe Systems, Inc.	229	62	0.55
Advance Auto Parts, Inc.	72	12	0.11
Advanced Micro Devices, Inc.	373	12	0.10
Air Products & Chemicals, Inc.	897	150	1.33
Akamai Technologies, Inc.	79	6	0.05
Alaska Air Group, Inc.	144	10	0.09
Albemarle Corp.	455	45	0.40
Allegion PLC	111	10	0.09
Alliance Data Systems Corp.	22	5	0.05
Alphabet, Inc.	140	167	1.48
Alphabet, Inc.	138	167	1.47
Amazon.com, Inc.	390	781	6.92
American Airlines Group, Inc.	506	21	0.18
AMETEK, Inc.	269	21	0.19
Amphenol Corp.	141	13	0.12
Analog Devices, Inc.	170	16	0.14
ANSYS, Inc.	39	7	0.06
AO Smith Corp.	171	9	0.08
Apergy Corp.	91	4	0.04
Apple, Inc.	2,392	540	4.78
Applied Materials, Inc.	494	19	0.17
Aptiv PLC	261	22	0.19
Arconic, Inc.	493	11	0.10
Autodesk, Inc.	102	16	0.14
Automatic Data Processing, Inc.	206	31	0.27
AutoZone, Inc.	27	21	0.18
Avery Dennison Corp.	364	39	0.35
Ball Corp.	1,448	64	0.56
Best Buy Co., Inc.	260	21	0.18
Boeing Co. (The)	648	241	2.13
Booking Holdings, Inc.	48	95	0.84
BorgWarner, Inc.	194	8	0.07
Broadcom, Inc.	188	46	0.41
CA, Inc.	146	6	0.06
Cadence Design Systems, Inc.	130	6	0.05
CarMax, Inc.	179	13	0.12
Carnival Corp.	399	25	0.23
Caterpillar, Inc.	690	105	0.93
CBS Corp.	356	20	0.18
CF Industries Holdings, Inc.	960	52	0.46
CH Robinson Worldwide, Inc.	164	16	0.14
Charter Communications, Inc.	197	64	0.57
Chipotle Mexican Grill, Inc.	25	11	0.10
Cintas Corp.	100	20	0.18
Cisco Systems, Inc.	2,316	113	1.00
Citrix Systems, Inc.	67	7	0.07

Cognizant Technology Solutions Corp.	274	21	0.19
Comcast Corp.	4,605	163	1.44
Corning, Inc.	418	15	0.13
CSX Corp.	1,066	79	0.70
Cummins, Inc.	184	27	0.24
Darden Restaurants, Inc.	123	14	0.12
Deere & Co.	373	56	0.50
Delphi Technologies PLC	87	3	0.02
Delta Air Lines, Inc.	777	45	0.40
Discovery, Inc.	199	6	0.05
Discovery, Inc.	151	5	0.04
DISH Network Corp.	223	8	0.07
Dollar General Corp.	255	28	0.25
Dollar Tree, Inc.	232	19	0.17
Dover Corp.	182	16	0.14
DowDuPont, Inc.	9,605	618	5.47
DR Horton, Inc.	333	14	0.12
DXC Technology Co.	132	12	0.11
Eastman Chemical Co.	596	57	0.51
Eaton Corp., PLC	519	45	0.40
eBay, Inc.	461	15	0.13
Ecolab, Inc.	1,072	168	1.49
Electronic Arts, Inc.	143	17	0.15
Emerson Electric Co.	747	57	0.51
Equifax, Inc.	140	18	0.16
Expedia Group, Inc.	120	16	0.14
Expeditors International of Washington, Inc.	211	16	0.14
F5 Networks, Inc.	29	6	0.05
Facebook, Inc.	1,098	181	1.60
Fastenal Co.	336	19	0.17
FedEx Corp.	288	69	0.61
Fidelity National Information Services, Inc.	154	17	0.15
Fiserv, Inc.	194	16	0.14
FLIR Systems, Inc.	64	4	0.03
Flowserve Corp.	152	8	0.07
Fluor Corp.	163	9	0.08
FMC Corp.	552	48	0.43
Foot Locker, Inc.	121	6	0.05
Ford Motor Co.	3,829	35	0.31
Fortive Corp.	356	30	0.27
Fortune Brands Home & Security, Inc.	180	9	0.08
Freeport-McMoRan, Inc.	5,539	77	0.68
Gap, Inc. (The)	215	6	0.05
Garmin Ltd.	109	8	0.07
Gartner, Inc.	42	7	0.06
General Dynamics Corp.	325	67	0.59
General Electric Co.	10,102	114	1.01
General Motors Co.	1,284	43	0.38
Genuine Parts Co.	144	14	0.13
Global Payments, Inc.	71	9	0.08
Goodyear Tire & Rubber Co. (The)	246	6	0.05
H&R Block, Inc.	205	5	0.05
Hanesbrands, Inc.	357	7	0.06
Harley-Davidson, Inc.	167	8	0.07
Harris Corp.	55	9	0.08
Hasbro, Inc.	111	12	0.10
Hewlett Packard Enterprise Co.	761	12	0.11
Hilton Worldwide Holdings, Inc.	200	16	0.14

Home Depot, Inc. (The)	1,154	239	2.12
Honeywell International, Inc.	889	148	1.31
HP, Inc.	774	20	0.18
IHS Markit Ltd.	424	23	0.20
Illinois Tool Works, Inc.	361	51	0.45
Ingersoll-Rand PLC	296	30	0.27
Intel Corp.	2,176	103	0.91
International Business Machines Corp.	401	61	0.54
International Flavors & Fragrances, Inc.	325	45	0.40
International Paper Co.	1,700	84	0.74
Interpublic Group of Cos, Inc. (The)	385	9	0.08
Intuit, Inc.	113	26	0.23
Jacobs Engineering Group, Inc.	140	11	0.09
JB Hunt Transport Services, Inc.	100	12	0.11
Johnson Controls International PLC	1,088	38	0.34
Juniper Networks, Inc.	176	5	0.05
Kansas City Southern	123	14	0.12
KLA-Tencor Corp.	73	7	0.07
Kohl’s Corp.	165	12	0.11
L Brands, Inc.	244	7	0.07
L3 Technologies, Inc.	91	19	0.17
Lam Research Corp.	75	11	0.10
Leggett & Platt, Inc.	130	6	0.05
Lennar Corp.	199	9	0.08
Lennar Corp.	4	—@	—@@
LKQ Corp.	302	10	0.08
Lockheed Martin Corp.	292	101	0.89
Lowe’s Cos, Inc.	827	95	0.84
LyondellBasell Industries N.V.	1,336	137	1.21
Macy’s, Inc.	298	10	0.09
Marriott International (The)	306	40	0.36
Martin Marietta Materials, Inc.	259	47	0.42
Masco Corp.	372	14	0.12
Mastercard, Inc.	432	96	0.85
Mattel, Inc.	336	5	0.05
McDonald’s Corp.	793	133	1.18
MGM Resorts International	507	14	0.13
Michael Kors Holdings Ltd.	148	10	0.09
Microchip Technology, Inc.	108	9	0.08
Micron Technology, Inc.	516	23	0.21
Microsoft Corp.	3,567	408	3.61
Mohawk Industries, Inc.	62	11	0.10
Mosaic Co. (The)	1,445	47	0.42
Motorola Solutions, Inc.	75	10	0.09
NetApp, Inc.	125	11	0.10
Netflix, Inc.	423	158	1.40
Newell Brands, Inc.	480	10	0.09
Newmont Mining Corp.	2,195	66	0.59
News Corp.	374	5	0.04
News Corp.	119	2	0.01
Nielsen Holdings PLC	392	11	0.10
NIKE, Inc.	1,286	109	0.97
Nordstrom, Inc.	114	7	0.06
Norfolk Southern Corp.	336	61	0.54
Northrop Grumman Corp.	203	64	0.57
Norwegian Cruise Line Holdings Ltd.	174	10	0.09
Nucor Corp.	1,315	83	0.74
nVent Electric PLC	193	5	0.05

NVIDIA Corp.	278	78	0.69
Omnicom Group, Inc.	226	15	0.14
Oracle Corp.	1,399	72	0.64
O’Reilly Automotive, Inc.	86	30	0.26
PACCAR, Inc.	410	28	0.25
Packaging Corp. of America	388	43	0.38
Parker-Hannifin Corp.	155	29	0.25
Paychex, Inc.	148	11	0.10
PayPal Holdings, Inc.	523	46	0.41
Pentair PLC	193	8	0.07
Perspecta, Inc.	66	2	0.02
PPG Industries, Inc.	1,056	115	1.02
PulteGroup, Inc.	272	7	0.06
PVH Corp.	76	11	0.10
Qorvo, Inc.	59	5	0.04
QUALCOMM, Inc.	684	49	0.44
Quanta Services, Inc.	176	6	0.05
Ralph Lauren Corp.	54	7	0.07
Raytheon Co.	339	70	0.62
Red Hat, Inc.	82	11	0.10
Republic Services, Inc.	267	19	0.17
Robert Half International, Inc.	147	10	0.09
Rockwell Automation, Inc.	150	28	0.25
Roper Technologies, Inc.	119	35	0.31
Ross Stores, Inc.	381	38	0.33
Royal Caribbean Cruises Ltd.	168	22	0.19
salesforce.com, Inc.	316	50	0.45
Seagate Technology PLC	133	6	0.06
Sealed Air Corp.	782	31	0.28
Sherwin-Williams Co. (The)	338	154	1.36
Signet Jewelers Ltd.	59	4	0.03
Skyworks Solutions, Inc.	85	8	0.07
Snap-on, Inc.	67	12	0.11
Southwest Airlines Co.	642	40	0.36
Stanley Black & Decker, Inc.	179	26	0.23
Starbucks Corp.	1,414	80	0.71
Stericycle, Inc.	100	6	0.05
Symantec Corp.	285	6	0.05
Synopsys, Inc.	70	7	0.06
Tapestry, Inc.	277	14	0.12
Target Corp.	535	47	0.42
TE Connectivity Ltd.	164	14	0.13
Texas Instruments, Inc.	459	49	0.44
Textron, Inc.	309	22	0.20
Tiffany & Co.	100	13	0.11
TJX Cos, Inc. (The)	623	70	0.62
Total System Services, Inc.	78	8	0.07
Tractor Supply Co.	124	11	0.10
TransDigm Group, Inc.	56	21	0.18
TripAdvisor, Inc.	106	5	0.05
Twenty-First Century Fox, Inc.	1,030	48	0.42
Twenty-First Century Fox, Inc.	430	20	0.17
Ulta Beauty, Inc.	57	16	0.14
Under Armour, Inc.	181	4	0.03
Under Armour, Inc.	182	4	0.03
Union Pacific Corp.	934	152	1.35
United Continental Holdings, Inc.	302	27	0.24
United Parcel Service, Inc.	804	94	0.83

United Rentals, Inc.	99	16	0.14
United Technologies Corp.	867	121	1.07
VeriSign, Inc.	40	6	0.06
Verisk Analytics, Inc.	181	22	0.19
VF Corp.	320	30	0.26
Viacom, Inc.	345	12	0.10
Visa, Inc.	847	127	1.13
Vulcan Materials Co.	545	61	0.54
Walt Disney Co. (The)	1,511	177	1.57
Waste Management, Inc.	472	43	0.38
Western Digital Corp.	137	8	0.07
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	56	0.50
Whirlpool Corp.	71	8	0.07
WW Grainger, Inc.	61	22	0.19
Wyndham Destinations, Inc.	101	4	0.04
Wyndham Hotels & Resorts, Inc.	101	6	0.05
Wynn Resorts Ltd.	78	10	0.09
Xerox Corp.	99	3	0.02
Xilinx, Inc.	115	9	0.08
Xylem, Inc.	210	17	0.15
Yum! Brands, Inc.	338	31	0.27
Total		$11,287	100.00%

@	—	Value is less than $500.
@@	—	Index weight is less than 0.005%.
*	—	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
BBSW	—	Australia’s Bank Bill Swap
CDOR	—	Canadian Dealer Offered Rate.
JIBAR	—	Johannesburg Interbank Agreed Rate.
LIBOR	—	London Interbank Offered Rate.
OAT	—	Obligations Assimilables du Trésor (French Treasury Obligation).
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble

SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	37.2%
Sovereign	29.5
U.S. Treasury Securities	24.3
Consumer Finance	5.0
Other**	4.0
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with a value of approximately $38,473,000 and net unrealized appreciation of approximately $164,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $368,000 and does not include open swap agreements with net unrealized depreciation of approximately $140,000.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (92.3%)
Argentina (0.4%)
BBVA Banco Frances SA ADR	29,600	$345
Despegar.com Corp. (a)(b)	9,300	157
Grupo Financiero Galicia SA ADR	11,500	293
		795
Australia (0.0%)
Sonic Healthcare Ltd.	33	1

Austria (0.0%)
Andritz AG	1,291	75

Belgium (1.2%)
Anheuser-Busch InBev SA N.V.	20,925	1,828
Groupe Bruxelles Lambert SA	2,680	281
UCB SA	2,808	252
Umicore SA	2,266	127
		2,488
Brazil (0.6%)
Banco Bradesco SA (Preference)	38,940	276
Banco Santander Brasil SA (Units) (c)	22,600	200
BRF SA (a)	11,400	62
Itau Unibanco Holding SA (Preference)	28,259	309
Lojas Renner SA	17,800	136
Raia Drogasil SA	7,400	133
		1,116
Chile (1.0%)
Banco de Chile	1,040,882	159
Banco de Credito e Inversiones SA	2,359	157
Banco Santander Chile	7,351,145	588
Enel Americas SA	3,093,940	476
Itau CorpBanca	15,688,824	161
SACI Falabella	68,955	561
		2,102
China (4.3%)
AAC Technologies Holdings, Inc. (d)	97,000	1,007
Alibaba Group Holding Ltd. ADR (a)	12,000	1,977
Baidu, Inc. ADR (a)	5,000	1,143
China Literature Ltd. (a)(b)(d)	53	—@
China Mengniu Dairy Co., Ltd. (a)(d)	24,000	80
CSPC Pharmaceutical Group Ltd. (d)	46,000	98
Ctrip.com International Ltd. ADR (a)	2,200	82
Hengan International Group Co., Ltd. (d)	6,500	60
JD.com, Inc. ADR (a)	6,600	172
Sinopharm Group Co., Ltd. H Shares (d)	12,800	63
Tencent Holdings Ltd. (d)	92,900	3,836
Yum China Holdings, Inc.	2,200	77
		8,595
Denmark (1.6%)
DSV A/S	1,935	176
Novo Nordisk A/S Series B	57,408	2,703

	Shares	Value (000)
Novozymes A/S Series B	3,185	$175
Vestas Wind Systems A/S	1,348	91
		3,145
Egypt (0.7%)
Commercial International Bank Egypt SAE	306,818	1,438

Finland (1.1%)
Neste Oyj	2,554	211
Nokia Oyj	110,241	612
Orion Oyj, Class B	2,195	83
Sampo Oyj, Class A	3,513	182
Stora Enso Oyj, Class R	17,162	328
UPM-Kymmene Oyj	14,785	580
Wartsila Oyj Abp	13,446	262
		2,258
France (9.8%)
Accor SA	4,602	236
Aeroports de Paris (ADP)	999	225
Air Liquide SA	4,946	651
Airbus SE	6,995	879
Atos SE	1,887	225
Aubay	1,460	67
AXA SA	7,122	192
Bureau Veritas SA	10,098	261
Capgemini SE	4,960	624
Cie de Saint-Gobain	9,069	391
Cie Generale des Etablissements Michelin SCA	3,015	360
Covivio REIT	804	84
Danone SA	14,141	1,095
Dassault Systemes SE	3,533	528
Edenred	8,954	341
Eiffage SA	878	98
Elis SA	2,540	60
Engie SA	40,095	590
Essilor International Cie Generale d’Optique SA	2,232	330
Gecina SA REIT	2,619	437
Getlink	5,557	71
Hermes International	230	152
ICADE REIT	1,472	136
Kaufman & Broad SA	1,240	58
Kering SA	687	368
Korian SA	1,930	70
L’Oreal SA	2,311	557
Legrand SA	3,229	235
LNA Sante SA	940	58
LVMH Moet Hennessy Louis Vuitton SE	1,997	706
Metropole Television SA	2,410	49
Nexity SA	1,000	55
Orpea	520	67
Pernod Ricard SA	2,373	389
Peugeot SA	5,886	159
Publicis Groupe SA	2,045	122
Remy Cointreau SA	269	35
Renault SA	2,209	191
Safran SA	9,103	1,276

	Shares	Value (000)
Sanofi	20,368	$1,811
Sanofi ADR	8,730	390
Societe BIC SA	2,385	218
Sodexo SA	855	91
SPIE SA (b)	2,760	55
Ste Industrielle d’Aviation Latecoere SA (a)	11,470	54
STMicroelectronics N.V.	7,689	140
Synergie SA	1,020	39
Television Francaise 1	4,630	49
Thales SA	4,515	641
TOTAL SA	28,333	1,837
Unibail-Rodamco-Westfield REIT	2,442	491
Valeo SA	7,504	326
Vinci SA	11,881	1,132
Vivendi SA	4,595	118
		19,820
Germany (10.4%)
Adidas AG	5,217	1,277
Allianz SE (Registered)	8,904	1,985
BASF SE	9,194	817
Bayer AG (Registered)	46,691	4,148
Bayerische Motoren Werke AG	4,266	385
Bayerische Motoren Werke AG (Preference)	579	46
Beiersdorf AG	1,535	173
Brenntag AG	1,510	93
CECONOMY AG	5,039	36
Commerzbank AG (a)	75,123	783
Continental AG	2,122	369
Daimler AG (Registered)	12,470	787
Deutsche Boerse AG	4,013	538
Deutsche Post AG (Registered)	14,407	514
Deutsche Wohnen SE	6,540	314
E.ON SE	16,118	164
Fresenius Medical Care AG & Co., KGaA	6,022	619
GEA Group AG	6,574	234
Hannover Rueck SE (Registered)	799	113
Henkel AG & Co., KGaA	593	63
Henkel AG & Co., KGaA (Preference)	3,408	400
Infineon Technologies AG	16,921	385
Linde AG	1,525	315
Merck KGaA	3,052	315
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,162	479
Porsche Automobil Holding SE (Preference)	1,949	131
QIAGEN N.V. (a)	24,063	911
RWE AG	5,480	135
SAP SE	23,453	2,886
Siemens AG (Registered)	3,965	508
Uniper SE	3,226	99
United Internet AG (Registered)	10,658	504
Vonovia SE	8,829	431
Zalando SE (a)	3,894	152
		21,109
Hong Kong (1.5%)
AIA Group Ltd.	122,800	1,096

	Shares	Value (000)
BOC Hong Kong Holdings Ltd.	40,500	$192
CK Asset Holdings Ltd.	29,000	218
Galaxy Entertainment Group Ltd.	25,000	159
Hang Seng Bank Ltd.	8,200	223
Hong Kong Exchanges & Clearing Ltd.	13,350	382
I-CABLE Communications Ltd. (a)	19,285	—@
Link REIT	23,500	231
Sands China Ltd.	26,000	118
Sun Hung Kai Properties Ltd.	17,000	248
Swire Pacific Ltd., Class A	6,500	71
		2,938
Hungary (0.1%)
OTP Bank Nyrt	7,656	284

India (4.4%)
Ashok Leyland Ltd.	691,924	1,137
Eicher Motors Ltd.	1,565	522
Housing Development Finance Corp., Ltd.	39,997	968
ICICI Bank Ltd.	189,283	798
IndusInd Bank Ltd.	51,883	1,209
Marico Ltd.	292,091	1,342
Maruti Suzuki India Ltd.	10,517	1,066
Shree Cement Ltd.	3,949	920
Zee Entertainment Enterprises Ltd.	138,122	836
		8,798
Indonesia (1.5%)
Astra International Tbk PT	1,008,100	497
Bank Central Asia Tbk PT	620,500	1,006
Charoen Pokphand Indonesia Tbk PT	406,700	139
Gudang Garam Tbk PT	26,500	132
Hanjaya Mandala Sampoerna Tbk PT	491,700	127
Kalbe Farma Tbk PT	1,161,400	108
Perusahaan Gas Negara Persero Tbk	585,800	88
Surya Citra Media Tbk PT	367,000	46
Telekomunikasi Indonesia Persero Tbk PT	2,542,800	621
Unilever Indonesia Tbk PT	80,300	253
		3,017
Ireland (0.8%)
CRH PLC	27,786	909
Kerry Group PLC, Class A	2,429	269
Ryanair Holdings PLC ADR (a)	4,877	468
		1,646
Japan (13.8%)
ANA Holdings, Inc.	5,000	175
Asahi Group Holdings Ltd.	5,100	221
Asahi Kasei Corp.	12,000	182
Astellas Pharma, Inc.	21,700	379
Bandai Namco Holdings, Inc.	4,100	159
Bridgestone Corp.	8,200	310
Canon, Inc.	11,104	353
Central Japan Railway Co.	2,192	456
Chugai Pharmaceutical Co., Ltd.	2,000	129

	Shares	Value (000)
Concordia Financial Group Ltd.	33,400	$164
Dai-ichi Life Holdings, Inc.	14,900	310
Daiichi Sankyo Co., Ltd.	7,500	325
Daikin Industries Ltd.	4,200	559
Daito Trust Construction Co., Ltd.	956	123
Daiwa House Industry Co., Ltd.	7,000	208
Denso Corp.	7,650	404
East Japan Railway Co.	5,300	492
Eisai Co., Ltd.	3,000	292
FANUC Corp.	5,150	971
FUJIFILM Holdings Corp.	9,800	441
Fujitsu Ltd.	3,120	222
Hamamatsu Photonics KK	3,300	131
Hitachi Construction Machinery Co., Ltd.	3,300	110
Hitachi Ltd.	11,200	381
Honda Motor Co., Ltd.	15,113	457
Hoya Corp.	7,800	463
ITOCHU Corp.	21,951	402
Japan Tobacco, Inc.	14,500	379
Kao Corp.	8,400	678
Keyence Corp.	2,800	1,626
Kirin Holdings Co., Ltd.	11,300	290
Komatsu Ltd.	9,600	292
Kose Corp.	1,100	210
Kurita Water Industries Ltd.	2,200	64
Kyocera Corp.	5,700	342
Kyowa Hakko Kirin Co., Ltd.	3,000	56
Makita Corp.	2,800	140
Marubeni Corp.	26,250	240
Mitsubishi Chemical Holdings Corp.	15,200	145
Mitsubishi Corp.	24,300	749
Mitsubishi Electric Corp.	19,952	273
Mitsubishi UFJ Financial Group, Inc. (e)	46,206	288
Mitsui & Co., Ltd.	18,300	325
Mizuho Financial Group, Inc.	147,500	257
Murata Manufacturing Co., Ltd.	2,900	446
Nabtesco Corp.	1,200	32
Nexon Co., Ltd. (a)	49,800	651
NGK Spark Plug Co., Ltd.	3,259	95
Nidec Corp.	4,800	691
Nintendo Co., Ltd.	1,208	441
Nippon Paint Holdings Co., Ltd. (b)	2,000	75
Nippon Steel & Sumitomo Metal Corp.	6,900	146
Nissan Motor Co., Ltd.	27,805	260
Nitto Denko Corp.	1,900	142
Obic Co., Ltd.	1,300	123
Omron Corp.	4,404	186
Ono Pharmaceutical Co., Ltd.	3,800	108
Oriental Land Co., Ltd.	3,200	335
Panasonic Corp.	19,100	222
Recruit Holdings Co., Ltd.	20,100	671
Santen Pharmaceutical Co., Ltd.	4,600	73
Shimano, Inc.	1,550	250
Shin-Etsu Chemical Co., Ltd.	4,293	380
Shionogi & Co., Ltd.	4,400	288
Shiseido Co., Ltd.	5,800	449
SMC Corp.	2,105	674
SoftBank Group Corp.	8,700	878

	Shares	Value (000)
Sojitz Corp.	50,300	$182
Sony Corp.	7,693	472
Subaru Corp.	5,500	168
Sumitomo Corp.	18,000	300
Sumitomo Electric Industries Ltd.	11,000	173
Sumitomo Metal Mining Co., Ltd.	2,650	93
Sumitomo Mitsui Financial Group, Inc.	7,300	295
Sumitomo Mitsui Trust Holdings, Inc.	5,016	206
Sumitomo Realty & Development Co., Ltd.	5,500	198
Suzuki Motor Corp.	3,100	178
Taisei Corp.	2,400	109
TDK Corp.	1,652	180
Terumo Corp.	5,100	302
Tokio Marine Holdings, Inc.	7,820	388
Toray Industries, Inc.	20,300	152
Toyota Motor Corp.	18,155	1,134
Trend Micro, Inc.	900	58
Unicharm Corp.	6,600	218
Yamaha Corp.	2,400	127
Yaskawa Electric Corp.	2,800	83
		27,805
Korea, Republic of (0.1%)
NAVER Corp.	267	172

Malaysia (1.4%)
AMMB Holdings Bhd	57,100	57
CIMB Group Holdings Bhd	122,200	177
DiGi.Com Bhd	107,100	125
Gamuda Bhd	58,500	48
Genting Bhd	77,500	146
Genting Malaysia Bhd	102,300	123
IHH Healthcare Bhd	70,900	89
Malayan Banking Bhd	122,900	291
Malaysia Airports Holdings Bhd	28,600	62
Petronas Chemicals Group Bhd	82,700	187
Petronas Dagangan Bhd	8,600	55
Petronas Gas Bhd	23,900	109
Public Bank Bhd	205,500	1,241
Sime Darby Bhd	82,000	52
		2,762
Malta (0.0%)
BGP Holdings PLC (a)(f)(g)	72,261	—@

Netherlands (3.2%)
Aegon N.V.	29,744	193
Heineken N.V.	3,371	316
Koninklijke DSM N.V.	2,602	276
Koninklijke Philips N.V.	49,495	2,255
Unilever N.V. CVA	38,935	2,168
Wolters Kluwer N.V.	19,131	1,192
		6,400
Norway (0.1%)
Marine Harvest ASA	12,579	291

	Shares	Value (000)
Peru (1.0%)
Cia de Minas Buenaventura SA ADR	15,000	$201
Credicorp Ltd.	7,200	1,606
Southern Copper Corp.	6,700	289
		2,096
Philippines (1.0%)
Ayala Corp.	20,800	357
Ayala Land, Inc.	620,900	460
Jollibee Foods Corp.	35,680	170
SM Investments Corp.	20,210	338
SM Prime Holdings, Inc.	670,300	449
Universal Robina Corp.	70,800	189
		1,963
Poland (2.4%)
Dino Polska SA (a)	48,295	1,305
Jeronimo Martins SGPS SA	76,511	1,127
Powszechna Kasa Oszczednosci Bank Polski SA	109,948	1,279
Powszechny Zaklad Ubezpieczen SA	109,506	1,179
		4,890
Portugal (0.1%)
Galp Energia SGPS SA	12,270	244

South Africa (0.0%)
Old Mutual Ltd.	21,154	45

Spain (2.0%)
ACS Actividades de Construccion y Servicios SA	7,946	338
Aena SME SA	2,705	470
Amadeus IT Group SA	16,146	1,500
Endesa SA	15,127	327
Grifols SA	11,782	332
Industria de Diseno Textil SA	26,756	811
Repsol SA	12,277	245
Zardoya Otis SA	6,046	56
		4,079
Sweden (2.3%)
Electrolux AB, Class B	2,415	53
Elekta AB, Class B	5,951	80
Essity AB, Class B	13,601	342
Hennes & Mauritz AB, Class B	10,858	201
Hexagon AB, Class B	18,376	1,077
Husqvarna AB, Class B	28,002	239
Investor AB, Class B	11,261	520
Skanska AB, Class B	4,104	81
Svenska Cellulosa AB SCA, Class B	13,601	154
Telefonaktiebolaget LM Ericsson, Class B	181,320	1,609
Volvo AB, Class B	18,554	328
		4,684
Switzerland (5.8%)
Baloise Holding AG (Registered)	453	69

	Shares	Value (000)
Cie Financiere Richemont SA (Registered)	4,754	$388
Geberit AG (Registered)	971	450
Givaudan SA (Registered)	122	300
Julius Baer Group Ltd. (a)	3,275	164
LafargeHolcim Ltd. (Registered) (a)	2,771	137
Nestle SA (Registered)	57,551	4,798
Partners Group Holding AG	198	157
Roche Holding AG (Genusschein)	14,431	3,496
Schindler Holding AG	481	120
Swiss Life Holding AG (Registered) (a)	513	194
UBS Group AG (Registered) (a)	64,948	1,026
Zurich Insurance Group AG	1,198	379
		11,678
Taiwan (1.6%)
Airtac International Group	32,000	313
Taiwan Semiconductor Manufacturing Co., Ltd.	341,000	2,932
		3,245
United Kingdom (12.5%)
3i Group PLC	7,590	93
Anglo American PLC	20,020	450
ASOS PLC (a)	2,403	181
AstraZeneca PLC	27,591	2,144
AstraZeneca PLC ADR (b)	9,910	392
Aviva PLC	57,083	364
BAE Systems PLC	130,645	1,072
Barratt Developments PLC	19,177	142
British American Tobacco PLC	46,513	2,173
Burberry Group PLC	4,157	109
Carnival PLC	2,846	177
Centrica PLC	69,318	140
Compass Group PLC	29,519	656
Diageo PLC	27,352	969
Ferguson PLC	3,224	274
GlaxoSmithKline PLC	74,410	1,491
Glencore PLC (a)	94,670	409
Imperial Brands PLC	12,782	445
Indivior PLC (a)	10,100	24
Intertek Group PLC	1,914	125
Johnson Matthey PLC	2,526	117
Legal & General Group PLC	27,794	95
Melrose Industries PLC	34,621	90
Micro Focus International PLC	11,865	221
Next PLC	2,193	157
Persimmon PLC	5,527	170
Prudential PLC	14,422	331
Quilter PLC	7,051	12
Reckitt Benckiser Group PLC	16,042	1,467
RELX PLC (a)	67,046	1,409
RELX PLC	20,956	441
Rolls-Royce Holdings PLC (a)	11,103	143
Royal Dutch Shell PLC, Class A	42,335	1,455
Royal Dutch Shell PLC, Class B	31,111	1,090
Sage Group PLC (The)	72,435	554
Shire PLC	53,396	3,218
Smith & Nephew PLC	35,901	655

	Shares	Value (000)
Taylor Wimpey PLC	62,655	$140
TechnipFMC PLC	3,806	120
TUI AG	7,047	135
Unilever PLC	22,013	1,210
Whitbread PLC	3,377	208
		25,268
United States (5.6%)
Allergan PLC	1,800	343
Alphabet, Inc., Class A (a)	900	1,086
Biogen, Inc. (a)	2,100	742
Booking Holdings, Inc. (a)	530	1,052
Cognex Corp.	7,900	441
Editas Medicine, Inc. (a)(b)	4,400	140
Halliburton Co.	12,600	511
ICON PLC (a)	4,120	634
Incyte Corp. (a)	3,100	214
Intellia Therapeutics, Inc. (a)	6,300	180
Intuitive Surgical, Inc. (a)	600	344
Mastercard, Inc., Class A	3,200	712
Medtronic PLC	7,400	728
MercadoLibre, Inc. (b)	700	238
Microsoft Corp.	8,300	949
Pagseguro Digital Ltd., Class A (a)(b)	6,400	177
Schlumberger Ltd.	33,000	2,010
Visa, Inc., Class A	4,800	721
		11,222
Total Common Stocks (Cost $149,995)		186,469

Short-Term Investments (7.3%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h)	380,195	380

	Face Amount (000)
Repurchase Agreements (0.0%)
HSBC Securities USA, Inc., (2.23%, dated 9/28/18, due 10/1/18; proceeds $50; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 5/15/25 - 8/15/47; valued at $51)	$50	50
Merrill Lynch & Co., Inc., (2.25%, dated 9/28/18, due 10/1/18; proceeds $43; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 2/15/42 - 11/15/45; valued at $44)	43	43
		93
Total Securities held as Collateral on Loaned Securities (Cost $473)		473

	Shares	Value (000)
Investment Company (7.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $14,296)	14,295,732	14,296
Total Short-Term Investments (Cost $14,769)		14,769
Total Investments (99.6%) (Cost $164,764) Including $1,217 of Securities Loaned (i)(j)(k)		201,238
Other Assets in Excess of Liabilities (0.4%)		718
Net Assets (100.0%)		$201,956

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $1,217,000 and $1,252,000, respectively. The Fund received cash collateral of approximately $507,000, of which approximately $473,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash collateral of approximately $34,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $745,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Security trades on the Hong Kong exchange.
(e)	For the nine months ended September 30, 2018, there were no transactions in Mitsubishi UFJ Financial Group, Inc., Common Stock, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor.
(f)	Security has been deemed illiquid at September 30, 2018.
(g)

At September 30, 2018, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $27,000 relating to the Fund’s investment in the Liquidity Funds.

(i)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(j)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(k)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $44,715,000 and the aggregate gross unrealized depreciation is approximately $8,258,000, resulting in net unrealized appreciation of approximately $36,457,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,593		$1,877	12/20/18	$15
Goldman Sachs International		$2,761	MYR	11,469	12/20/18	7
JPMorgan Chase Bank NA		$2,938	MXN	55,926	12/20/18	14
State Street Bank and Trust Co.	HKD	58,568		$7,477	12/20/18	(13)
State Street Bank and Trust Co.		$1,905	JPY	212,626	12/20/18	(22)
						$1

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
FTSE KLCI Index (Malaysia)	139	Oct-18	7	$3,014	$(5)
MEX BOLSA Index (Mexico)	125	Dec-18	1	3,354	6
MSCI Emerging Market E Mini (United States)	126	Dec-18	6	6,613	(19)
					$(18)

EUR	—	Euro
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	76.1%
Pharmaceuticals	9.7
Short-Term Investments	7.1
Banks	7.1
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long futures contracts with a value of approximately $12,981,000 and net unrealized depreciation of approximately $18,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $1,000.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (92.4%)
China (59.8%)
Alibaba Group Holding Ltd. ADR (a)	16,578	$2,731
China Resources Beer Holdings Co., Ltd. (b)	494,300	1,986
Ctrip.com International Ltd. ADR (a)	21,872	813
Foshan Haitian Flavouring & Food Co., Ltd., Class A	206,867	2,381
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	245,946	1,027
Huazhu Group Ltd. ADR	52,745	1,704
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	452,299	1,688
Jiangsu Hengrui Medicine Co., Ltd., Class A	163,835	1,512
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	114,673	2,133
Kweichow Moutai Co., Ltd., Class A	20,699	2,196
Luzhou Laojiao Co. Ltd., Class A	65,690	454
NIO, Inc. ADR (a)(c)	53,982	378
Shenzhou International Group Holdings Ltd. (b)	164,000	2,103
Suofeiya Home Collection Co., Ltd., Class A	132,897	422
TAL Education Group ADR (a)	72,799	1,872
Tencent Holdings Ltd. (b)	49,600	2,048
Wuliangye Yibin Co. Ltd., Class A	55,598	549
		25,997
Hong Kong (7.0%)
AIA Group Ltd.	245,500	2,192
Haidilao International Holding Ltd. (a)(d)	295,000	660
Meituan Dianping, Class B (a)	23,100	203
		3,055
India (8.3%)
HDFC Bank Ltd. ADR	38,156	3,590

Korea, Republic of (4.7%)
NAVER Corp.	3,143	2,029

Philippines (1.3%)
Jollibee Foods Corp.	121,460	578

Taiwan (11.3%)
Nien Made Enterprise Co., Ltd.	223,000	1,746
Silergy Corp.	61,000	1,099
Taiwan Semiconductor Manufacturing Co., Ltd.	243,000	2,089
		4,934
Total Common Stocks (Cost $37,398)		40,183

Short-Term Investments (8.7%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	293,438	293

	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc., (2.23%, dated 9/28/18, due 10/1/18; proceeds $39; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 5/15/25 - 8/15/47; valued at $39)	$39	39
Merrill Lynch & Co., Inc., (2.25%, dated 9/28/18, due 10/1/18; proceeds $33; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 2/15/42 - 11/15/45; valued at $34)	33	33
		72
Total Securities held as Collateral on Loaned Securities (Cost $365)		365

	Shares
Investment Company (7.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $3,411)	3,411,083	3,411
Total Short-Term Investments (Cost $3,776)		3,776
Total Investments Excluding Purchased Options (101.1%) (Cost $41,174)		43,959
Total Purchased Options Outstanding (0.1%) (Cost $92)		39
Total Investments (101.2%) (Cost $41,266) Including $377 of Securities Loaned (f)(g)		43,998
Liabilities in Excess of Other Assets (-1.2%)		(515)
Net Assets (100.0%)		$43,483

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $377,000 and $391,000, respectively. The Fund received cash collateral of approximately $391,000, of which approximately $365,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash collateral of approximately $26,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,315,000 and the aggregate gross unrealized depreciation is approximately $1,583,000, resulting in net unrealized appreciation of approximately $2,732,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	4,184,264	4,184	$ —@	$17	$(17)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	9,522,180	9,522	19	46	(27)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	6,749,451	6,749	20	29	(9)
							$39	$92	$(53)

@	Value is less than $500.
CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	18.2%
Beverages	16.8
Internet Software & Services	15.6
Food Products	9.3
Banks	8.2
Short-Term Investment	7.8
Semiconductors & Semiconductor Equipment	7.3
Hotels, Restaurants & Leisure	6.8
Insurance	5.0
Household Durables	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (96.0%)
Argentina (0.3%)
Grupo Financiero Galicia SA ADR	122,487	$3,115

Austria (0.8%)
Erste Group Bank AG (a)	208,671	8,669

Brazil (6.9%)
Ambev SA	3,625,704	16,465
B3 SA - Brasil Bolsa Balcao	1,549,762	8,980
Banco Bradesco SA (Preference)	2,144,684	15,225
Itau Unibanco Holding SA (Preference)	1,711,081	18,697
Petroleo Brasileiro SA	1,656,724	9,940
Petroleo Brasileiro SA (Preference)	1,746,203	9,119
		78,426
Chile (2.3%)
Banco Santander Chile	96,498,482	7,710
Banco Santander Chile ADR	44,029	1,408
SACI Falabella	2,011,823	16,362
		25,480
China (23.0%)
AAC Technologies Holdings, Inc. (b)	253,500	2,633
Alibaba Group Holding Ltd. ADR (a)	167,447	27,589
Anhui Conch Cement Co. Ltd.	1,452,844	7,768
Baidu, Inc. ADR (a)	33,848	7,740
Bank of China Ltd. H Shares (b)	47,684,000	21,197
Brilliance China Automotive Holdings Ltd. (b)	2,158,000	3,490
China Construction Bank Corp. H Shares (b)	35,111,750	30,679
China Mengniu Dairy Co., Ltd. (a)(b)	2,878,000	9,577
China Mobile Ltd. (b)	1,270,500	12,521
China Overseas Land & Investment Ltd. (b)	1,572,000	4,920
China Pacific Insurance Group Co., Ltd. H Shares (b)	3,284,400	12,670
China Resources Land Ltd. (b)	844,000	2,954
China Unicom Hong Kong Ltd. (b)	4,246,000	5,001
CSPC Pharmaceutical Group Ltd. (b)	3,494,000	7,418
Kweichow Moutai Co., Ltd., Class A	32,660	3,465
New Oriental Education & Technology Group, Inc. ADR	96,319	7,129
PetroChina Co., Ltd. H Shares (b)	10,370,000	8,398
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	931,200	2,327
Shenzhou International Group Holdings Ltd. (b)	968,000	12,415
Sino Biopharmaceutical Ltd. (b)	5,376,000	5,013
Sinopharm Group Co., Ltd. H Shares (b)	620,400	3,035
Sogou, Inc. ADR (a)(c)	316,025	2,348
TAL Education Group ADR (a)	130,886	3,365
Tencent Holdings Ltd. (b)	1,357,300	56,037
		259,689
Egypt (0.7%)
Commercial International Bank Egypt SAE	1,759,263	8,246

Germany (1.0%)
Adidas AG	45,468	11,134

Hong Kong (1.2%)
Samsonite International SA (a)	3,582,600	13,272

Hungary (1.2%)
OTP Bank Nyrt	364,848	13,521

India (8.6%)
Ashok Leyland Ltd.	7,154,418	11,755
Eicher Motors Ltd.	22,868	7,630
HDFC Bank Ltd. ADR	70,700	6,653
ICICI Bank Ltd.	1,331,220	5,611
ICICI Bank Ltd. ADR	470,200	3,992
IndusInd Bank Ltd.	429,674	10,017
Marico Ltd.	2,424,421	11,139
Maruti Suzuki India Ltd.	113,273	11,482
Shree Cement Ltd.	46,852	10,918
Tata Consultancy Services Ltd.	281,086	8,467
Zee Entertainment Enterprises Ltd.	1,618,465	9,792
		97,456
Indonesia (3.8%)
Astra International Tbk PT	21,453,600	10,582
Bank Central Asia Tbk PT	1,514,400	2,454
Bank Mandiri Persero Tbk PT	17,184,600	7,755
Bumi Serpong Damai Tbk PT (a)	46,765,100	3,625
Telekomunikasi Indonesia Persero Tbk PT	37,170,700	9,080
Unilever Indonesia Tbk PT	3,156,300	9,960
		43,456
Korea, Republic of (7.7%)
BGF retail Co. Ltd.	3,332	617
CJ Corp.	14,725	1,792
GS Retail Co., Ltd.	30,622	1,063
Hanssem Co., Ltd. (c)	19,520	1,348
Hugel, Inc. (a)	9,693	3,738
Hyundai Motor Co.	14,801	1,728
KB Financial Group, Inc.	92,446	4,517
LG Household & Health Care Ltd.	5,530	6,361
NAVER Corp.	12,294	7,936
S-Oil Corp.	18,719	2,312
Samsung Electronics Co., Ltd.	958,821	40,151
Samsung Electronics Co., Ltd. (Preference)	138,543	4,727
Shinhan Financial Group Co., Ltd.	118,059	4,789
SK Hynix, Inc.	91,572	6,035
		87,114
Malaysia (4.6%)
Gamuda Bhd	3,131,500	2,542
Genting Malaysia Bhd	11,201,800	13,507
IHH Healthcare Bhd	6,398,400	8,055
Malayan Banking Bhd	4,433,329	10,487
Malaysia Airports Holdings Bhd	3,434,800	7,387
Sime Darby Plantation Bhd	6,083,500	7,791
Sime Darby Property Bhd	6,013,300	1,715
		51,484
Mexico (6.4%)
Alsea SAB de CV	2,399,152	8,148
America Movil SAB de CV, Class L ADR	669,668	10,755
Fomento Economico Mexicano SAB de CV ADR	162,783	16,111
Grupo Financiero Banorte SAB de CV Series O	2,993,089	21,652

Wal-Mart de Mexico SAB de CV	5,266,607	15,977
		72,643
Pakistan (0.4%)
United Bank Ltd.	3,310,600	4,106

Peru (1.0%)
Credicorp Ltd.	51,419	11,471

Philippines (2.6%)
Ayala Corp.	306,480	5,264
Ayala Land, Inc.	6,459,900	4,789
Metropolitan Bank & Trust Co.	6,974,613	8,649
SM Investments Corp.	613,480	10,264
		28,966
Poland (4.8%)
CCC SA	107,567	6,419
Jeronimo Martins SGPS SA	835,068	12,299
LPP SA	3,639	8,513
Powszechna Kasa Oszczednosci Bank Polski SA	1,254,651	14,599
Santander Bank Polska SA	118,430	12,065
		53,895
Russia (4.3%)
LUKOIL PJSC ADR	155,627	11,937
MMC Norilsk Nickel PJSC ADR (c)	26,330	453
MMC Norilsk Nickel PJSC ADR	494,051	8,547
Sberbank of Russia PJSC ADR (c)	1,085,065	13,759
Sberbank of Russia PJSC ADR	26,745	336
X5 Retail Group N.V. GDR	335,300	7,578
Yandex N.V., Class A (a)	165,691	5,449
		48,059
South Africa (5.5%)
AVI Ltd.	1,201,995	9,035
Bidvest Group Ltd. (The) (c)	836,130	10,939
Capitec Bank Holdings Ltd. (c)	139,780	10,124
Clicks Group Ltd.	618,770	7,657
Imperial Holdings Ltd.	195,584	2,420
Nedbank Group Ltd.	64,161	1,201
Reunert Ltd.	1,495,119	8,035
Sanlam Ltd.	2,207,524	12,349
		61,760
Taiwan (7.9%)
ASE Technology Holding Co., Ltd. (a)	2,204,626	5,379
Cathay Financial Holding Co., Ltd.	1,187,000	2,041
CTBC Financial Holding Co. Ltd.	6,442,000	4,853
Hon Hai Precision Industry Co., Ltd.	1,136,700	2,948
Largan Precision Co., Ltd.	41,000	4,881
MediaTek, Inc.	668,000	5,393
Nanya Technology Corp.	727,000	1,383
Nien Made Enterprise Co., Ltd.	175,000	1,370
President Chain Store Corp.	465,000	5,460
Taiwan Cement Corp.	1,301,000	1,751
Taiwan Semiconductor Manufacturing Co., Ltd.	6,054,205	52,050

Vanguard International Semiconductor Corp.	835,000	1,860
		89,369
Thailand (1.0%)
Bangkok Dusit Medical Services PCL (Foreign)	3,584,800	2,827
Central Pattana PCL (Foreign)	1,319,500	3,386
CP ALL PCL (Foreign)	1,621,600	3,460
PTT PCL (Foreign)	1,245,000	2,088
		11,761
Total Common Stocks (Cost $946,831)		1,083,092

Short-Term Investments (4.5%)
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $13,127)	13,126,940	13,127
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $38,213)	38,212,562	38,213
Total Short-Term Investments (Cost $51,340)		51,340
Total Investments (100.5%) (Cost $998,171) Including $13,356 of Securities Loaned (e)(f)(g)		1,134,432
Liabilities in Excess of Other Assets (-0.5%)		(6,158)
Net Assets (100.0%)		$1,128,274

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $13,356,000 and $14,156,000, respectively. The Fund received cash collateral of approximately $13,127,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds — Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,029,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $61,000 relating to the Fund’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $202,285,000 and the aggregate gross unrealized depreciation is approximately $64,588,000, resulting in net unrealized appreciation of approximately $137,697,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	ZAR	689,685	$50,517	10/11/18	$1,805
State Street Bank and Trust Co.	HKD	1,449,993	$185,035	12/10/18	(369)
					$1,436

HKD	—	Hong Kong Dollar
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	58.4%
Banks	25.6
Internet Software & Services	9.6
Semiconductors & Semiconductor Equipment	6.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Breakout Nations Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (80.6%)
Argentina (1.9%)
Banco Macro SA ADR	400	$17
Bolsas y Mercados Argentinos SA	150	1
Central Puerto SA ADR	558	6
Globant SA (a)	242	14
Grupo Financiero Galicia SA ADR	774	20
Telecom Argentina SA ADR	806	14
YPF SA ADR (a)	1,430	22
		94
Bangladesh (0.5%)
Beximco Pharmaceuticals Ltd.	27,952	27

Brazil (8.6%)
Ambev SA	19,890	90
B3 SA - Brasil Bolsa Balcao	8,746	51
Banco Bradesco SA (Preference)	12,053	86
Itau Unibanco Holding SA (Preference)	9,366	102
Petroleo Brasileiro SA	8,322	50
Petroleo Brasileiro SA (Preference)	10,900	57
		436
Chile (3.2%)
Banco Santander Chile	1,164,068	93
SACI Falabella	8,541	69
		162
China (13.6%)
AAC Technologies Holdings, Inc. (b)	1,200	13
Alibaba Group Holding Ltd. ADR (a)	796	131
Baidu, Inc. ADR (a)	134	31
Brilliance China Automotive Holdings Ltd. (b)	6,000	10
China Mengniu Dairy Co., Ltd. (a)(b)	9,000	30
CSPC Pharmaceutical Group Ltd. (b)	14,000	30
JD.com, Inc. ADR (a)	737	19
Kweichow Moutai Co., Ltd., Class A	200	21
New Oriental Education & Technology Group, Inc. ADR	354	26
Shenzhou International Group Holdings Ltd. (b)	4,000	51
Sino Biopharmaceutical Ltd. (b)	27,000	25
Sinopharm Group Co., Ltd. H Shares (b)	1,600	8
Sogou, Inc. ADR (a)	1,071	8
TAL Education Group ADR (a)	887	23
Tencent Holdings Ltd. (b)	6,400	264
		690
Egypt (6.3%)
Commercial International Bank Egypt SAE	4,181	20
Commercial International Bank Egypt SAE GDR	26,816	122
Egyptian Financial Group-Hermes Holding Co. (a)	29,948	29
Egyptian Financial Group-Hermes Holding Co. GDR (a)	31,288	62
Integrated Diagnostics Holdings PLC (c)	13,288	56
Juhayna Food Industries	53,650	30
		319

India (2.0%)
HDFC Bank Ltd. ADR	279	26
ICICI Bank Ltd. ADR	8,639	74
		100
Indonesia (6.2%)
Astra International Tbk PT	142,600	70
Bank Mandiri Persero Tbk PT	129,200	58
Bank Rakyat Indonesia Persero Tbk PT	127,000	27
Bumi Serpong Damai Tbk PT (a)	316,400	25
Telekomunikasi Indonesia Persero Tbk PT	282,800	69
Unilever Indonesia Tbk PT	21,000	66
		315
Malaysia (7.5%)
Genting Malaysia Bhd	72,540	88
IHH Healthcare Bhd	32,400	41
Malayan Banking Bhd	34,740	82
Malaysia Airports Holdings Bhd	29,900	64
Public Bank Bhd	6,900	42
Sime Darby Plantation Bhd	39,360	50
Sime Darby Property Bhd	39,060	11
		378
Mexico (8.0%)
Alsea SAB de CV	13,593	46
America Movil SAB de CV, Class L ADR	3,658	59
Fomento Economico Mexicano SAB de CV ADR	790	78
Grupo Financiero Banorte SAB de CV Series O	19,125	139
Wal-Mart de Mexico SAB de CV	26,469	80
		402
Peru (3.7%)
Credicorp Ltd.	840	187

Philippines (5.9%)
Ayala Corp.	1,300	22
Ayala Land, Inc.	27,900	21
Metropolitan Bank & Trust Co.	107,504	133
SM Investments Corp.	7,420	124
		300
Poland (7.7%)
CCC SA	1,194	71
Jeronimo Martins SGPS SA	2,673	39
LPP SA	31	73
Powszechna Kasa Oszczednosci Bank Polski SA	10,173	118
Santander Bank Polska SA	841	86
		387
South Africa (3.4%)
AVI Ltd.	2,871	21
Bidvest Group Ltd. (The)	1,650	22
Capitec Bank Holdings Ltd.	405	29
Clicks Group Ltd.	1,518	19
Imperial Holdings Ltd.	459	6
Nedbank Group Ltd.	1,408	26

Reunert Ltd.	2,745	15
Sanlam Ltd.	5,773	32
		170
Vietnam (2.1%)
Ho Chi Minh City Development Joint Stock Commercial Bank	6,520	11
Sai Gon Cargo Service Corp.	1,400	9
Saigon Beer Alcohol Beverage Corp.	1,510	14
Vietjet Aviation JSC	3,328	22
Vietnam Dairy Products JSC	4,332	26
Vincom Retail JSC (a)	12,860	23
		105
Total Common Stocks (Cost $4,106)		4,072

Participation Note (0.6%)
Vietnam (0.6%)
Vietnam Dairy Products JSC, Equity Linked Notes, expires (a) (Cost $28)	5,268	32

Investment Company (5.3%)
India (5.3%)
iShares MSCI India ETF (Cost $265)	8,204	266

Short-Term Investment (13.9%)
Investment Company (13.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $702)	702,141	702
Total Investments (100.4%) (Cost $5,101) (e)(f)(g)		5,072
Liabilities in Excess of Other Assets (-0.4%)		(20)
Net Assets (100.0%)		$5,052

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with an open foreign currency forward exchange contract and futures contract.
(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $368,000 and the aggregate gross unrealized depreciation is approximately $420,000, resulting in net unrealized depreciation of approximately $52,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	ZAR	2,426		$177	10/11/18	$5
State Street Bank and Trust Co.		$455	INR	31,651	11/15/18	(21)
						$(16)

Futures Contract:

The Fund had the following futures contract open at September 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long:
SGX NIFTY 50 Index (Singapore)	23	Oct-18	—@	$504	$(7)

@		Value is less than $500.
INR	—	Indian Rupee
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.8%
Banks	29.5
Short-Term Investment	13.8
Internet Software & Services	8.6
Investment Companies	5.3
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include an open long futures contract with an underlying face amount of approximately $504,000 with unrealized depreciation of approximately $7,000. Does not include open foreign currency forward exchange contracts with total unrealized depreciation of approximately $16,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (96.0%)
Argentina (2.3%)
Despegar.com Corp. (a)	77,261	$1,303

Brazil (1.0%)
Banco Bradesco SA (Preference)	82,413	585

China (11.1%)
Alibaba Group Holding Ltd. ADR (a)	15,698	2,587
Tencent Holdings Ltd. (b)	89,600	3,699
		6,286
Germany (3.9%)
Adidas AG	9,155	2,242

Hong Kong (10.5%)
AIA Group Ltd.	359,400	3,209
Samsonite International SA (a)	750,900	2,782
		5,991
Hungary (2.6%)
OTP Bank Nyrt	39,712	1,472

India (23.1%)
Apollo Hospitals Enterprise Ltd.	273,758	3,936
AU Small Finance Bank Ltd.	191,387	1,516
Crompton Greaves Consumer Electricals Ltd.	566,201	1,749
Godrej Consumer Products Ltd.	92,441	980
IndusInd Bank Ltd.	72,158	1,682
L&T Finance Holdings Ltd.	878,405	1,571
Marico Ltd.	369,888	1,699
		13,133
Indonesia (5.7%)
Bank Mandiri Persero Tbk PT	4,587,300	2,070
Sumber Alfaria Trijaya Tbk PT	18,912,191	1,180
		3,250
Korea, Republic of (2.3%)
Osstem Implant Co., Ltd. (a)	29,829	1,306

Mexico (2.0%)
Alsea SAB de CV	333,946	1,134

Peru (3.4%)
Credicorp Ltd.	8,752	1,952

Poland (2.0%)
Eurocash SA	229,113	1,124

South Africa (3.2%)
Famous Brands Ltd. (a)	263,542	1,843

Taiwan (19.3%)
King Slide Works Co., Ltd.	175,000	2,298
Largan Precision Co., Ltd.	5,000	595
Poya International Co., Ltd.	149,304	1,360

Silergy Corp.	73,000	1,315
Taiwan Semiconductor Manufacturing Co., Ltd.	357,000	3,069
Voltronic Power Technology Corp.	131,750	2,313
		10,950
Thailand (3.6%)
Kasikornbank PCL NVDR	308,700	2,062
Total Common Stocks (Cost $50,042)		54,633

Short-Term Investment (3.9%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $2,200)	2,199,730	2,200
Total Investments (99.9%) (Cost $52,242) (d)(e)		56,833
Other Assets in Excess of Liabilities (0.1%)		55
Net Assets (100.0%)		$56,888

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,602,000 and the aggregate gross unrealized depreciation is approximately $4,011,000, resulting in net unrealized appreciation of approximately $4,591,000.

ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.6%
Banks	20.0
Internet Software & Services	11.1
Textiles, Apparel & Luxury Goods	8.8
Semiconductors & Semiconductor Equipment	7.7
Health Care Providers & Services	6.9
Insurance	5.7
Hotels, Restaurants & Leisure	5.2
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Argentina (1.2%)
Globant SA (a)	11,769	$694

Brazil (5.8%)
Banco ABC Brasil SA (a)	2,696	9
Banco ABC Brasil SA (Preference)	174,283	602
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	181,233	604
Fleury SA	89,365	471
Linx SA	160,557	651
Localiza Rent a Car SA	105,743	596
Randon SA Implementos e Participacoes (Preference)	358,100	555
		3,488
China (14.1%)
51job, Inc. ADR (a)	7,683	591
Baozun, Inc ADR (a)	14,501	704
Beijing Thunisoft Corp., Ltd., Class A	351,800	684
Canvest Environmental Protection Group Co., Ltd. (b)(c)	1,171,000	609
China Education Group Holdings Ltd. (a)(b)	422,000	596
China Everbright Greentech Ltd. (b)	671,000	573
China New Higher Education Group Ltd. (b)	854,000	588
Focused Photonics Hangzhou, Inc.	169,000	610
JNBY Design Ltd. (b)	345,500	613
OneSmart International Education Group Ltd. ADR (a)(c)	110,351	984
Secoo Holding Ltd. ADR (a)	11,575	147
Shenzhen Airport Co. Ltd.	781,800	958
Wanda Film Holding Co., Ltd., Class A (d)	38,544	154
Xiabuxiabu Catering Management China Holdings Co., Ltd (b)	430,000	643
		8,454
Egypt (4.5%)
Credit Agricole Egypt SAE	323,149	794
Egyptian Financial Group-Hermes Holding Co. (a)	705,330	681
Integrated Diagnostics Holdings PLC	147,361	619
Juhayna Food Industries	1,078,004	604
		2,698
India (15.0%)
Gujarat Gas Ltd.	70,438	611
Gulf Oil Lubricants India Ltd.	56,045	569
Indraprastha Gas Ltd.	197,325	661
Inox Leisure Ltd. (a)	325,216	971
Persistent Systems Ltd.	79,215	862
Ramco Cements Ltd. (The)	96,311	854
Satin Creditcare Network Ltd. (a)	137,632	539
Shankara Building Products Ltd.	33,301	565
Sterlite Technologies Ltd.	257,168	1,041
TCI Express Ltd.	102,459	770
Voltas Ltd.	89,961	660
Westlife Development Ltd. (a)	171,416	847
		8,950
Indonesia (5.8%)
Ace Hardware Indonesia Tbk PT	7,606,900	735
Bank Tabungan Negara Persero Tbk PT	5,688,100	1,004
Mitra Adiperkasa Tbk PT	11,479,600	636

Nippon Indosari Corpindo Tbk PT	14,962,300	1,104
		3,479
Korea, Republic of (15.3%)
BusinessOn Communication Co. Ltd.	34,100	669
Cafe24 Corp. (a)	3,918	528
Dentium Co., Ltd.	15,495	1,404
Douzone Bizon Co., Ltd.	24,265	1,336
Hana Tour Service, Inc.	13,317	887
Innocean Worldwide, Inc.	17,362	914
Jeju Air Co., Ltd.	21,848	739
JYP Entertainment Corp. (a)	30,010	1,004
Koh Young Technology, Inc.	11,506	1,131
Nasmedia Co., Ltd.	15,537	566
		9,178
Kuwait (1.2%)
Boubyan Bank KSCP	225,275	417
Humansoft Holding Co. KSC	29,750	319
		736
Malaysia (3.8%)
Bermaz Auto Bhd	1,254,900	640
Carlsberg Brewery Malaysia Bhd, Class B	170,500	824
Mynews Holdings Bhd	2,258,900	786
		2,250
Mexico (4.5%)
Grupo Aeroportuario del Centro Norte SAB de CV	155,898	1,114
Regional SAB de CV	158,567	1,000
Unifin Financiera SAB de CV SOFOM ENR	232,422	590
		2,704
Morocco (1.1%)
Societe d’Exploitation des Ports	37,995	682

Nigeria (1.1%)
Guaranty Trust Bank PLC	6,364,118	638

Philippines (2.9%)
MacroAsia Corp.	1,758,250	521
Megawide Construction Corp.	2,209,300	634
Wilcon Depot, Inc.	3,060,900	583
		1,738
Poland (1.3%)
Dino Polska SA (a)	27,695	748

South Africa (2.4%)
AVI Ltd.	112,479	845
Reunert Ltd.	110,641	595
		1,440
Taiwan (13.9%)
ASPEED Technology, Inc.	25,000	499
Bizlink Holding, Inc.	97,560	463
Cub Elecparts, Inc.	86,983	648

Gourmet Master Co., Ltd.	97,993	841
King Slide Works Co., Ltd.	56,000	735
Poya International Co., Ltd.	87,492	797
President Chain Store Corp.	71,000	834
Sunny Friend Environmental Technology Co. Ltd.	150,000	1,096
TCI Co., Ltd.	79,894	1,285
Voltronic Power Technology Corp.	64,000	1,123
		8,321
Thailand (1.6%)
Muangthai Capital PCL (Foreign)	658,500	982

Vietnam (2.3%)
Ho Chi Minh City Development Joint Stock Commercial Bank	436,100	726
Sai Gon Cargo Service Corp.	97,800	638
		1,364
Total Common Stocks (Cost $61,052)		58,544

Short-Term Investments (3.6%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $416)	415,760	416

Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $1,720)	1,719,903	1,720
Total Short-Term Investments (Cost $2,136)		2,136
Total Investments (101.4%) (Cost $63,188) Including $895 of Securities Loaned (f)(g)(h)		60,680
Liabilities in Excess of Other Assets (-1.4%)		(841)
Net Assets (100.0%)		$59,839

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $895,000 and $938,000, respectively. The Fund received cash collateral of approximately $416,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $522,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Security has been deemed illiquid at September 30, 2018.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,296,000 and the aggregate gross unrealized depreciation is approximately $5,808,000, resulting in net unrealized depreciation of approximately $2,512,000.

ADR	American Depositary Receipt.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
UBS AG	HKD	13,096	$1,671	12/13/18	$(4)

HKD	—	Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	62.6%
Banks	8.6
Hotels, Restaurants & Leisure	6.3
Media	6.0
Software	5.6
Specialty Retail	5.5
Transportation Infrastructure	5.4
Total Investments	100.0	% ***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.

**	Industries and/or investment types representing less than 5% of total investments.

***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $4,000.

Morgan Stanley Institutional Fund, Inc.

Frontier Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (93.1%)
Argentina (13.9%)
Banco Macro SA ADR	158,181	$6,544
Globant SA (a)	172,550	10,179
Grupo Financiero Galicia SA ADR	296,904	7,550
Pampa Energia SA ADR (a)	272,375	8,457
Telecom Argentina SA ADR	580,178	10,107
YPF SA ADR (a)	881,515	13,619
		56,456
Bangladesh (3.8%)
Beximco Pharmaceuticals Ltd.	7,252,231	7,057
Square Pharmaceuticals Ltd.	2,590,827	8,340
		15,397
Egypt (5.6%)
Commercial International Bank Egypt SAE	1,882,234	8,823
Egyptian Financial Group-Hermes Holding Co. (a)	7,192,593	6,947
Integrated Diagnostics Holdings PLC	1,109,230	4,659
Juhayna Food Industries	3,958,474	2,218
		22,647
Hungary (1.1%)
OTP Bank Nyrt	114,264	4,235

Indonesia (0.2%)
Mitra Adiperkasa Tbk PT	17,779,900	984

Kazakhstan (0.7%)
Halyk Savings Bank of Kazakhstan JSC GDR	256,083	2,727

Kenya (2.0%)
Safaricom PLC	33,652,819	8,184

Kuwait (19.5%)
Boubyan Bank KSCP	4,261,584	7,885
Humansoft Holding Co. KSC	884,344	9,480
Mobile Telecommunications Co. KSC	13,449,669	21,248
National Bank of Kuwait	14,807,383	40,388
		79,001
Morocco (5.0%)
Attijariwafa Bank	284,971	13,613
Societe d’Exploitation des Ports	367,899	6,600
		20,213
Nigeria (7.8%)
Dangote Cement PLC	11,148,703	6,268
Guaranty Trust Bank PLC	122,938,103	12,323
Nestle Nigeria PLC	1,621,612	6,118
Zenith Bank PLC	118,674,656	6,998
		31,707
Oman (0.2%)
Bank Muscat SAOG	742,828	822

Pakistan (2.1%)
MCB Bank Ltd.	2,756,600	4,418
United Bank Ltd.	3,278,778	4,066
		8,484
Panama (1.1%)
Copa Holdings SA, Class A	55,556	4,436

Romania (2.5%)
Banca Transilvania SA	17,456,213	10,103

Sri Lanka (1.3%)
Commercial Bank of Ceylon PLC	7,976,483	5,331

Tanzania, United Republic of (0.4%)
NMB Bank PLC	6,718,721	1,617

United Arab Emirates (5.8%)
Dubai Islamic Bank PJSC	5,536,166	8,124
Emaar Properties PJSC	2,727,621	3,676
First Abu Dhabi Bank PJSC	1,044,529	4,066
NMC Health PLC	169,195	7,485
		23,351
United Kingdom (1.0%)
Coca-Cola HBC AG (a)	121,984	4,155

Vietnam (19.1%)
Ho Chi Minh City Development Joint Stock Commercial Bank	3,613,960	6,019
Masan Group Corp. (a)	1,150,570	4,577
Mobile World Investment Corp.	698,310	4,715
Nam Long Investment Corp.	16,142	23
Sai Gon Cargo Service Corp.	621,850	4,055
Saigon Beer Alcohol Beverage Corp.	588,830	5,616
Vietjet Aviation JSC	1,798,392	11,680
Vietnam Dairy Products JSC	3,826,604	22,522
Vietnam Technological & Commercial Joint Stock Bank (a)	1,928,400	2,708
Vincom Retail JSC (a)	5,446,200	9,782
Vinhomes JSC (a)	1,238,450	5,627
		77,324
Total Common Stocks (Cost $360,268)		377,174

Participation Notes (6.6%)
Saudi Arabia (6.6%)
Al Rajhi Bank, Equity Linked Notes, expires 1/19/21 (a)	449,358	10,329
Almarai Co. JSC, Equity Linked Notes, expires 2/12/20 (a)	321,017	4,156
Jarir Marketing Co., Equity Linked Notes, expires 1/19/21 (a)	132,964	6,552
Saudi British Bank, Equity Linked Notes, expires 3/24/20 (a)	659,660	5,734
Total Participation Notes (Cost $23,233)		26,771

	No. of Warrants
Warrant (1.0%)
Saudi Arabia (1.0%)
National Commercial Bank, expires 10/21/20 (a) (Cost $4,285)	363,134	4,261

	Shares	Value (000)
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (b) (Cost $6,788)	6,788,254	6,788
Total Investments (102.4%) (Cost $394,574) (c)(d)		414,994
Liabilities in Excess of Other Assets (-2.4%)		(9,729)
Net Assets (100.0%)		$405,265

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $8,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $59,152,000 and the aggregate gross unrealized depreciation is approximately $38,732,000, resulting in net unrealized appreciation of approximately $20,420,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	41.3%
Other*	40.7
Food Products	9.5
Wireless Telecommunication Services	8.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
Canada (9.8%)
Canadian National Railway Co.	17,962	$1,613
Constellation Software, Inc.	2,155	1,585
		3,198
China (5.1%)
Alibaba Group Holding Ltd. ADR (a)	3,641	600
NIO, Inc. ADR (a)	42,147	294
Tencent Holdings Ltd. (b)	18,900	780
		1,674
France (12.6%)
Christian Dior SE	4,704	2,015
Getlink	50,139	641
Hermes International	959	635
Ubisoft Entertainment SA (a)	7,359	798
		4,089
Germany (2.8%)
Deutsche Boerse AG	4,406	590
Zalando SE (a)	8,034	313
		903
Hong Kong (0.4%)
Meituan Dianping, Class B (a)	16,600	146

India (2.1%)
HDFC Bank Ltd. ADR	7,166	674

Italy (4.2%)
Brunello Cucinelli SpA	19,911	776
Moncler SpA	13,564	584
		1,360
New Zealand (2.5%)
Xero Ltd. (a)	23,092	818

Spain (1.0%)
Aena SME SA	1,799	312

Switzerland (1.4%)
Geberit AG (Registered)	1,013	470

United Kingdom (3.9%)
Melrose Industries PLC	162,609	424
Metro Bank PLC (a)	21,488	833
		1,257
United States (49.4%)
Activision Blizzard, Inc.	14,227	1,184
Amazon.com, Inc. (a)	1,193	2,390
Elanco Animal Health, Inc. (a)	15,669	547
Facebook, Inc., Class A (a)	2,909	478
Farfetch Ltd., Class A (a)	29,668	808
Intuitive Surgical, Inc. (a)	1,516	870

Liberty Media Corp.-Liberty Formula One, Class C (a)	17,091	636
MakeMyTrip Ltd. (a)	28,851	792
MercadoLibre, Inc.	4,905	1,670
salesforce.com, Inc. (a)	7,766	1,235
ServiceNow, Inc. (a)	4,041	790
Starbucks Corp.	19,306	1,097
Twitter, Inc. (a)	36,450	1,037
Union Pacific Corp.	7,345	1,196
Workday, Inc., Class A (a)	5,798	846
Zoetis, Inc.	5,219	478
		16,054
Total Common Stocks (Cost $27,815)		30,955

Short-Term Investment (5.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $1,679)	1,678,725	1,679
Total Investments Excluding Purchased Options (100.5%) (Cost $29,494)		32,634
Total Purchased Options Outstanding (0.1%) (Cost $48)		19
Total Investments (100.5%) (Cost $29,542) (d)(e)		32,653
Liabilities in Excess of Other Assets (-0.5%)		(175)
Net Assets (100.0%)		$32,478

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,622,000 and the aggregate gross unrealized depreciation is approximately $511,000, resulting in net unrealized appreciation of approximately $3,111,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	3,030,255	3,030	$9	$13	$(4)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	2,708,014	2,708	—@	12	(12)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	4,689,527	4,690	10	23	(13)
							$19	$48	$(29)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.1%
Software	22.2
Internet Software & Services	14.0
Internet & Direct Marketing Retail	13.6
Textiles, Apparel & Luxury Goods	12.3
Road & Rail	8.6
Short-Term Investment	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
China (9.7%)
Alibaba Group Holding Ltd. ADR (a)	5,165	$851
Tencent Holdings Ltd. ADR	32,373	1,322
		2,173
Ireland (4.9%)
Ryanair Holdings PLC ADR (a)	11,303	1,086

Japan (3.4%)
Nintendo Co., Ltd. ADR	16,949	771

Spain (2.1%)
Banco Santander SA ADR	92,124	461

Taiwan (3.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,531	774

United Kingdom (17.6%)
Diageo PLC ADR	13,547	1,919
Royal Dutch Shell PLC ADR	29,767	2,028
		3,947
United States (57.8%)
Alphabet, Inc., Class A (a)	676	816
Ameriprise Financial, Inc.	5,326	786
Constellation Brands, Inc., Class A	7,877	1,698
Illinois Tool Works, Inc.	3,759	531
JPMorgan Chase & Co.	11,104	1,253
Laboratory Corp. of America Holdings (a)	4,007	696
Mastercard, Inc., Class A	9,866	2,196
Microsoft Corp.	7,514	859
National Oilwell Varco, Inc.	19,832	854
Northern Trust Corp.	10,171	1,039
Starbucks Corp.	15,164	862
VMware, Inc., Class A (a)	8,628	1,347
		12,937
Total Common Stocks (Cost $20,852)		22,149

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $160)	160,401	160
Total Investments (99.7%) (Cost $21,012) (c)(d)		22,309
Other Assets in Excess of Liabilities (0.3%)		59
Net Assets (100.0%)		$22,368

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,749,000 and the aggregate gross unrealized depreciation is approximately $452,000, resulting in net unrealized appreciation of approximately $1,297,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.3%
Beverages	16.2
Internet Software & Services	13.4
Software	13.3
Information Technology Services	9.8
Oil, Gas & Consumable Fuels	9.1
Capital Markets	8.2
Banks	7.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (99.4%)
Australia (1.2%)
GPT Group (The) REIT	5,331	$20
Scentre Group REIT	13,787	40
		60
Canada (0.3%)
RioCan Real Estate Investment Trust REIT	865	16

China (0.7%)
China Overseas Land & Investment Ltd. (a)	11,082	35

Finland (0.3%)
Citycon Oyj	7,030	15

France (7.1%)
Gecina SA REIT	152	25
ICADE REIT	100	9
Klepierre SA REIT	6,272	222
Unibail-Rodamco-Westfield REIT	470	95
		351
Hong Kong (23.5%)
CK Asset Holdings Ltd.	2,000	15
Hongkong Land Holdings Ltd.	47,046	311
Hysan Development Co., Ltd.	14,000	71
Link REIT	5,000	49
Mandarin Oriental International Ltd.	57,468	118
New World Development Co., Ltd.	17,000	23
Sino Land Co., Ltd.	10,000	17
Sun Hung Kai Properties Ltd.	24,209	353
Swire Properties Ltd.	40,843	155
Wharf Holdings Ltd. (The)	3,000	8
Wharf Real Estate Investment Co., Ltd.	6,224	40
		1,160
Ireland (0.4%)
Green REIT PLC	10,970	19

Japan (4.5%)
GLP J-REIT	1	1
Invincible Investment Corp. REIT	35	15
Mitsubishi Estate Co., Ltd.	3,900	66
Mitsui Fudosan Co., Ltd.	4,403	104
Nippon Building Fund, Inc. REIT	4	23
NTT Urban Development Corp.	1,100	13
		222
Netherlands (1.3%)
Eurocommercial Properties N.V. CVA REIT	1,723	63

Norway (0.2%)
Entra ASA	770	11

Singapore (0.3%)
CapitaLand Ltd.	3,200	8

UOL Group Ltd.	968	5
		13
Spain (0.8%)
Inmobiliaria Colonial Socimi SA REIT	1,107	11
Merlin Properties Socimi SA REIT	2,210	30
		41
Sweden (0.3%)
Hufvudstaden AB, Class A	1,060	16

Switzerland (0.3%)
PSP Swiss Property AG (Registered)	140	14

United Kingdom (9.6%)
British Land Co., PLC (The) REIT	11,572	93
Derwent London PLC REIT	2,320	86
Great Portland Estates PLC REIT	12,580	110
Hammerson PLC REIT	2,088	13
Land Securities Group PLC REIT	13,304	153
St. Modwen Properties PLC	1,070	5
Urban & Civic PLC	3,972	16
		476
United States (48.6%)
American Homes 4 Rent, Class A REIT	880	19
Apartment Investment & Management Co., Class A REIT	870	38
AvalonBay Communities, Inc. REIT	575	104
Boston Properties, Inc. REIT	1,619	199
Brixmor Property Group, Inc. REIT	4,290	75
Brookfield Property REIT, Inc. REIT	823	17
Camden Property Trust REIT	380	36
Columbia Property Trust, Inc. REIT	319	8
DDR Corp. REIT	490	7
Equity Residential REIT	1,719	114
Essex Property Trust, Inc. REIT	160	39
Federal Realty Investment Trust REIT	230	29
HCP, Inc. REIT	1,387	37
Healthcare Realty Trust, Inc. REIT	570	17
Hilton Worldwide Holdings, Inc.	130	10
Host Hotels & Resorts, Inc. REIT	4,683	99
Hudson Pacific Properties, Inc. REIT	1,079	35
JBG SMITH Properties REIT	810	30
Kimco Realty Corp. REIT	1,184	20
Life Storage, Inc. REIT	260	25
Macerich Co. (The) REIT	2,920	161
Mack-Cali Realty Corp. REIT	3,610	77
Mid-America Apartment Communities, Inc. REIT	120	12
Paramount Group, Inc. REIT	2,823	43
Pennsylvania Real Estate Investment Trust REIT	1,070	10
ProLogis, Inc. REIT	540	37
Public Storage REIT	56	11
QTS Realty Trust, Inc., Class A REIT	290	12
Regency Centers Corp. REIT	1,440	93
RLJ Lodging Trust REIT	2,117	47
Simon Property Group, Inc. REIT	2,161	382
SL Green Realty Corp. REIT	2,723	266
Tanger Factory Outlet Centers, Inc. REIT	393	9
Ventas, Inc. REIT	280	15

Vornado Realty Trust REIT	3,746	273
		2,406
Total Common Stocks (Cost $5,041)		4,918

Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds -Treasury Portfolio - Institutional Class (b) (Cost $13)	12,691	13
Total Investments (99.7%) (Cost $5,054) (c)(d)		4,931
Other Assets in Excess of Liabilities (0.3%)		14
Net Assets (100.0%)		$4,945

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended September 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $87,000 and the aggregate gross unrealized depreciation is approximately $210,000, resulting in net unrealized depreciation of approximately $123,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	33.7%
Retail	26.7
Office	22.8
Residential	8.0
Lodging/Resorts	5.6
Other*	3.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (100.7%)
China (6.1%)
Alibaba Group Holding Ltd. ADR (a)	641	$105
TAL Education Group ADR (a)	2,280	59
Tencent Holdings Ltd. ADR	15,303	625
		789
Germany (0.9%)
BASF SE ADR	5,419	120

Ireland (3.7%)
Ryanair Holdings PLC ADR (a)	4,998	480

Japan (6.4%)
Nintendo Co., Ltd. ADR	6,779	308
Nippon Telegraph & Telephone Corp. ADR	11,762	530
		838
Netherlands (0.3%)
AerCap Holdings N.V. (a)	632	36

Spain (2.5%)
Banco Bilbao Vizcaya Argentaria SA ADR	51,907	327

Switzerland (7.7%)
ABB Ltd. ADR	9,279	219
Credit Suisse Group AG ADR	13,070	195
Logitech International SA (Registered)	7,746	347
UBS Group AG (Registered) (a)	15,328	241
		1,002
Taiwan (2.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,491	331

United Kingdom (10.1%)
British American Tobacco PLC ADR	4,487	209
Diageo PLC ADR	4,360	618
Royal Dutch Shell PLC ADR	7,101	484
		1,311
United States (60.5%)
Alphabet, Inc., Class A (a)	403	486
Ameriprise Financial, Inc.	2,665	393
Apple, Inc.	3,432	775
Cigna Corp.	2,379	495
Comcast Corp., Class A	5,372	190
Constellation Brands, Inc., Class A	1,752	378
Continental Resources, Inc. (a)	2,043	139
CVS Health Corp.	1,561	123
Danaher Corp.	1,956	212
Emerson Electric Co.	4,530	347
Estee Lauder Cos., Inc. (The), Class A	1,651	240
Illinois Tool Works, Inc.	2,044	288
JPMorgan Chase & Co.	6,581	743
Laboratory Corp. of America Holdings (a)	516	90
Mastercard, Inc., Class A	3,456	769
McDonald’s Corp.	1,219	204

Microsoft Corp.	2,578	295
Monster Beverage Corp. (a)	1,075	63
National Oilwell Varco, Inc.	6,125	264
Northern Trust Corp.	3,883	397
Northrop Grumman Corp.	1,481	470
Starbucks Corp.	995	57
Target Corp.	937	83
VMware, Inc., Class A (a)	2,523	394
		7,895
Total Common Stocks (Cost $11,075)		13,129

Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $28)	27,562	28
Total Investments (100.9%) (Cost $11,103) (c)(d)		13,157
Liabilities in Excess of Other Assets (-0.9%)		(115)
Net Assets (100.0%)		$13,042

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended September 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,370,000 and the aggregate gross unrealized depreciation is approximately $316,000, resulting in net unrealized appreciation of approximately $2,054,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	37.9%
Capital Markets	9.3
Internet Software & Services	9.2
Tech Hardware, Storage & Peripherals	8.5
Banks	8.1
Beverages	8.1
Software	7.6
Information Technology Services	5.9
Health Care Providers & Services	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Counterpoint Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Argentina (0.3%)
Globant SA (a)	362	$21

Australia (0.2%)
Brookfield Infrastructure Partners LP	300	12

Belgium (0.4%)
Anheuser-Busch InBev SA N.V.	315	28

Brazil (0.4%)
B3 SA - Brasil Bolsa Balcao	1,678	10
Magazine Luiza SA	258	8
Smiles Fidelidade SA	806	9
		27
Canada (3.9%)
Brookfield Asset Management, Inc., Class A	232	10
Canadian National Railway Co.	553	50
Canadian National Railway Co.	658	59
Colliers International Group, Inc.	450	35
Constellation Software, Inc.	153	113
Shopify, Inc., Class A (a)	39	6
		273
China (10.4%)
Aier Eye Hospital Group Co., Ltd., Class A	2,800	13
Alibaba Group Holding Ltd. ADR (a)	599	99
China Resources Beer Holdings Co., Ltd. (b)	12,000	48
China Yangtze Power Co., Ltd., Class A	5,600	13
CRRC Corp. Ltd., Class A	11,800	15
Ctrip.com International Ltd. ADR (a)	220	8
Foshan Haitian Flavouring & Food Co., Ltd., Class A	7,200	83
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	1,399	6
Huazhu Group Ltd. ADR	1,409	45
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	3,700	14
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,700	16
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	3,000	56
Kweichow Moutai Co., Ltd., Class A	200	21
Luzhou Laojiao Co., Ltd., Class A	400	3
NIO, Inc. ADR (a)	6,019	42
Shanghai International Airport Co., Ltd., Class A	1,600	14
Shenzhou International Group Holdings Ltd. (b)	2,000	26
Suofeiya Home Collection Co., Ltd., Class A	800	2
TAL Education Group ADR (a)	3,827	98
Tencent Holdings Ltd. (b)	2,400	99
Wuliangye Yibin Co., Ltd., Class A	300	3
		724
Denmark (2.0%)
Chr Hansen Holding A/S	138	14
DSV A/S	1,249	114
William Demant Holding A/S (a)	344	13
		141
France (4.0%)
Christian Dior SE	105	45

Danone SA	107	8
Getlink	3,260	42
Hermes International	158	105
LVMH Moet Hennessy Louis Vuitton SE	91	32
Pernod Ricard SA	52	8
Ubisoft Entertainment SA (a)	351	38
		278
Germany (1.6%)
Adidas AG	23	6
Deutsche Boerse AG	513	69
GRENKE AG	125	15
Nemetschek SE	122	18
Zalando SE (a)	170	6
		114
Hong Kong (1.1%)
AIA Group Ltd.	2,800	25
Haidilao International Holding Ltd. (a)(c)	16,000	36
Meituan Dianping, Class B (a)	1,500	13
		74
India (2.4%)
HDFC Bank Ltd. ADR	1,799	169

Israel (0.2%)
Wix.com Ltd. (a)	100	12

Italy (2.0%)
Brunello Cucinelli SpA	575	22
Moncler SpA	2,714	117
		139
Japan (1.0%)
Calbee, Inc.	1,500	50
Nihon M&A Center, Inc.	400	12
Pigeon Corp.	200	11
		73
Korea, Republic of (0.7%)
NAVER Corp.	80	52

Mexico (0.1%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	335	7

New Zealand (0.8%)
Ryman Healthcare Ltd.	3,043	28
Xero Ltd. (a)	677	24
		52
Philippines (0.1%)
Jollibee Foods Corp.	1,430	7

South Africa (0.7%)
Naspers Ltd., Class N	150	32

PSG Group Ltd.	906	15
		47
Spain (0.3%)
Aena SME SA	117	20

Sweden (0.9%)
AddLife AB	647	15
Cellavision AB	709	21
Vitrolife AB	1,008	15
Vostok New Ventures Ltd. (a)	1,390	11
		62
Switzerland (0.9%)
Geberit AG (Registered)	87	40
Kuehne & Nagel International AG (Registered)	62	10
Sonova Holding AG (Registered)	77	15
		65
Taiwan (0.8%)
Nien Made Enterprise Co., Ltd.	1,000	8
Taiwan Semiconductor Manufacturing Co., Ltd.	3,000	25
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	426	19
		52
Turkey (0.0%)
Ulker Biskuvi Sanayi AS (a)	615	2

United Kingdom (5.5%)
ASA International Group PLC (a)	3,214	20
Ashtead Group PLC	532	17
Atlassian Corp., PLC, Class A (a)	63	6
Compass Group PLC	661	15
Diageo PLC	236	8
Fevertree Drinks PLC	1,117	53
Halma PLC	767	14
Just Eat PLC (a)	668	6
Melrose Industries PLC	16,026	42
Metro Bank PLC (a)	1,367	53
Reckitt Benckiser Group PLC	1,086	99
Rightmove PLC	4,790	29
Victoria PLC (a)	1,871	17
		379
United States (57.0%)
Activision Blizzard, Inc.	1,773	147
Adobe Systems, Inc. (a)	195	53
Agios Pharmaceuticals, Inc. (a)	14	1
Align Technology, Inc. (a)	39	15
Alnylam Pharmaceuticals, Inc. (a)	90	8
Alphabet, Inc., Class C (a)	77	92
Amazon.com, Inc. (a)	163	326
Angi Homeservices, Inc., Class A (a)	799	19
ANSYS, Inc. (a)	136	25
AO Smith Corp.	238	13
Appfolio, Inc., Class A (a)	61	5
athenahealth, Inc. (a)	505	67
Autodesk, Inc. (a)	39	6

Beacon Roofing Supply, Inc. (a)	118	4
Bellicum Pharmaceuticals, Inc. (a)	97	1
Bluebird Bio, Inc. (a)	13	2
Booking Holdings, Inc. (a)	51	101
Broadridge Financial Solutions, Inc.	297	39
Carvana Co. (a)	606	36
CBIZ, Inc. (a)	587	14
CEVA, Inc. (a)	197	6
Chegg, Inc. (a)	177	5
Cimpress N.V. (a)	94	13
Cintas Corp.	80	16
Copart, Inc. (a)	1,103	57
Coupa Software, Inc. (a)	1,106	87
Danaher Corp.	52	6
DexCom, Inc. (a)	402	57
Eagle Materials, Inc.	60	5
Ecolab, Inc.	269	42
Editas Medicine, Inc. (a)	147	5
Elanco Animal Health, Inc. (a)	608	21
Ellie Mae, Inc. (a)	179	17
Emerald Expositions Events, Inc.	261	4
EPAM Systems, Inc. (a)	631	87
Etsy, Inc. (a)	109	6
Eventbrite, Inc., Class A (a)	106	4
Facebook, Inc., Class A (a)	707	116
Farfetch Ltd., Class A (a)	1,487	40
Fortive Corp.	65	5
GrubHub, Inc. (a)	49	7
GTT Communications, Inc. (a)	1,324	57
Guidewire Software, Inc. (a)	61	6
Habit Restaurants, Inc. (The), Class A (a)	816	13
HealthEquity, Inc. (a)	962	91
HEICO Corp.	694	64
HEICO Corp., Class A	85	6
IAC/InterActiveCorp (a)	25	5
Illumina, Inc. (a)	198	73
Installed Building Products, Inc. (a)	480	19
Intellia Therapeutics, Inc. (a)	172	5
Intersect ENT, Inc. (a)	64	2
Intrexon Corp. (a)	224	4
Intuit, Inc.	158	36
Intuitive Surgical, Inc. (a)	155	89
Invitae Corp. (a)	958	16
IQVIA Holdings, Inc. (a)	90	12
LendingTree, Inc. (a)	24	6
Liberty Media Corp.-Liberty Formula One, Class C (a)	376	14
Lindblad Expeditions Holdings, Inc. (a)	293	4
LivaNova PLC (a)	91	11
MakeMyTrip Ltd. (a)	822	23
Markel Corp. (a)	3	4
Martin Marietta Materials, Inc.	197	36
Mastercard, Inc., Class A	448	100
Match Group, Inc. (a)	132	8
MercadoLibre, Inc.	250	85
MongoDB, Inc. (a)	67	5
NanoString Technologies, Inc. (a)	212	4
Nektar Therapeutics (a)	28	2
Netflix, Inc. (a)	10	4
NVIDIA Corp.	12	3
Okta, Inc. (a)	796	56
Overstock.com, Inc. (a)	903	25

Penumbra, Inc. (a)	224	34
Potbelly Corp. (a)	595	7
Praxair, Inc.	119	19
Redfin Corp. (a)	290	5
Rollins, Inc.	876	53
S&P Global, Inc.	126	25
Sabre Corp.	542	14
salesforce.com, Inc. (a)	660	105
Service Corp. International/US	379	17
ServiceNow, Inc. (a)	427	84
Shake Shack, Inc., Class A (a)	415	26
Sherwin-Williams Co. (The)	12	5
Shutterstock, Inc.	102	6
Smartsheet, Inc., Class A (a)	187	6
Splunk, Inc. (a)	48	6
Spotify Technology SA (a)	224	41
SS&C Technologies Holdings, Inc.	984	56
Stamps.com, Inc. (a)	66	15
Starbucks Corp.	2,262	129
SVMK, Inc. (a)	267	4
Take-Two Interactive Software, Inc. (a)	330	46
TripAdvisor, Inc. (a)	218	11
Trupanion, Inc. (a)	160	6
Twitter, Inc. (a)	3,491	99
Tyler Technologies, Inc. (a)	217	53
Ultimate Software Group, Inc. (The) (a)	18	6
Union Pacific Corp.	637	104
United Technologies Corp.	39	5
UnitedHealth Group, Inc.	244	65
Veeva Systems, Inc., Class A (a)	922	100
Visa, Inc., Class A	427	64
Vulcan Materials Co.	351	39
WageWorks, Inc. (a)	245	10
Walt Disney Co. (The)	46	5
Waste Management, Inc.	247	22
Watsco, Inc.	36	6
Wayfair, Inc., Class A (a)	44	6
Workday, Inc., Class A (a)	582	85
Workiva, Inc. (a)	144	6
Yelp, Inc. (a)	258	13
Zendesk, Inc. (a)	82	6
Zillow Group, Inc., Class A (a)	291	13
Zillow Group, Inc., Class C (a)	604	27
Zoe’s Kitchen, Inc. (a)	502	6
Zoetis, Inc.	217	20
		3,948
Total Common Stocks (Cost $6,604)		6,778

Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $171)	170,893	171
Total Investments Excluding Purchased Options (100.3%) (Cost $6,775)		6,949
Total Purchased Options Outstanding (0.0%) (Cost $7)		5

Total Investments (100.3%) (Cost $6,782) (e)(f)	6,954
Liabilities in Excess of Other Assets (-0.3%)	(23)
Net Assets (100.0%)	$6,931

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended September 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(f)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $519,000 and the aggregate gross unrealized depreciation is approximately $347,000, resulting in net unrealized appreciation of approximately $172,000.

ADR	American Depositary Receipt.

Put Option Purchased:

The Fund had the following put option purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.57	Jul-19	1,647,300	1,647	$5	$7	$(2)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	57.5%
Internet Software & Services	15.3
Software	14.0
Internet & Direct Marketing Retail	8.1
Textiles, Apparel & Luxury Goods	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (94.5%)
Brazil (3.1%)
Porto Seguro SA	240,885	$3,536

Canada (12.8%)
Canadian National Railway Co.	64,583	5,800
Constellation Software, Inc.	7,495	5,512
Nutrien Ltd.	58,785	3,394
		14,706
China (2.7%)
Alibaba Group Holding Ltd. ADR (a)	12,369	2,038
NIO, Inc. ADR (a)	151,650	1,058
		3,096
Denmark (2.6%)
Novo Nordisk A/S Series B	63,401	2,985

France (11.3%)
Christian Dior SE	23,286	9,976
Edenred	78,796	3,004
		12,980
Germany (2.7%)
thyssenKrupp AG	81,278	2,052
Zalando SE (a)	27,940	1,087
		3,139
Hong Kong (0.5%)
Meituan Dianping, Class B (a)(b)	59,000	518

India (2.0%)
HDFC Bank Ltd. ADR	24,933	2,346

Italy (1.5%)
Gima TT SpA	20,377	257
Tamburi Investment Partners SpA	200,411	1,510
		1,767
United Kingdom (3.0%)
Clarkson PLC	29,957	1,054
Metro Bank PLC (a)	60,976	2,364
		3,418
United States (52.3%)
Activision Blizzard, Inc.	53,926	4,486
Amazon.com, Inc. (a)	5,283	10,582
AT&T, Inc.	33,682	1,131
Autoliv, Inc.	29,568	2,563
CarMax, Inc. (a)	14,555	1,087
Dillard’s, Inc., Class A	14,585	1,113
Dril-Quip, Inc. (a)	30,418	1,589
Elanco Animal Health, Inc. (a)	56,047	1,956
Farfetch Ltd., Class A (a)	103,647	2,822
First Hawaiian, Inc.	33,863	920
Habit Restaurants, Inc. (The) (a)	4,964	79

Harley-Davidson, Inc.	25,089	1,137
MercadoLibre, Inc.	17,967	6,117
Mosaic Co. (The)	107,183	3,481
Potbelly Corp. (a)	171,005	2,103
salesforce.com, Inc. (a)	27,765	4,416
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,064	2,275
Union Pacific Corp.	26,207	4,267
United Technologies Corp.	24,812	3,469
Veoneer, Inc. (a)	29,647	1,633
Welbilt, Inc. (a)	141,249	2,949
		60,175
Total Common Stocks (Cost $91,656)		108,666

Preferred Stocks (0.2%)
United States (0.2%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $78; acquired 4/16/14)	1,917	201
DOMO, Inc. Series D (a)(c)(d)	605	13
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost - $73; acquired 6/17/14)	6,374	11
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost - $9; acquired 7/19/12)	2,935	7
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost - $6; acquired 10/25/13)	1,572	4
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost - $6; acquired 10/25/13)	1,572	4
Total Preferred Stocks (Cost $209)		240

Short-Term Investment (5.5%)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $6,278)	6,278,004	6,278
Total Investments Excluding Purchased Options (100.2%) (Cost $98,143)		115,184
Total Purchased Options Outstanding (0.0%) (Cost $106)		44
Total Investments (100.2%) (Cost $98,249) Including $492 of Securities Loaned (g)(h)		115,228
Liabilities in Excess of Other Assets (-0.2%)		(236)
Net Assets (100.0%)		$114,992

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $492,000 and $504,000, respectively. The Fund received non-cash collateral of approximately $504,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at September 30, 2018.

(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2018 amounts to approximately $227,000 and represents 0.2% of net assets.

(e)

At September 30, 2018, the Fund held fair valued securities valued at approximately $227,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $13,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $18,212,000 and the aggregate gross unrealized depreciation is approximately $1,233,000, resulting in net unrealized appreciation of approximately $16,979,000.

ADR	American Depositary Receipt.

Call Option Purchased:

The Fund had the following call option purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	21,783,256	21,783	$44	$106	$(62)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.3%
Internet & Direct Marketing Retail	13.2
Software	12.5
Road & Rail	8.7
Textiles, Apparel & Luxury Goods	8.7
Internet Software & Services	7.1
Chemicals	6.0
Short-Term Investments	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (96.9%)
France (6.5%)
L’Oreal SA	176,697	$42,611
Pernod Ricard SA	268,306	44,017
		86,628
Germany (4.4%)
SAP SE	482,528	59,385

Italy (1.0%)
Davide Campari-Milano SpA	1,625,311	13,841

Netherlands (2.4%)
Heineken N.V.	340,174	31,897

United Kingdom (23.8%)
British American Tobacco PLC	1,118,099	52,238
Experian PLC	1,162,429	29,855
Reckitt Benckiser Group PLC	1,324,500	121,121
RELX PLC	1,512,966	31,868
RELX PLC (a)	742,258	15,594
Unilever PLC	1,221,311	67,113
		317,789
United States (58.8%)
Abbott Laboratories	564,093	41,382
Accenture PLC, Class A	354,342	60,309
Altria Group, Inc.	455,173	27,451
Automatic Data Processing, Inc.	300,553	45,281
Baxter International, Inc.	480,100	37,011
Becton Dickinson & Co.	51,244	13,375
Church & Dwight Co., Inc.	236,472	14,039
Clorox Co. (The)	94,852	14,267
Coca-Cola Co. (The)	1,042,495	48,153
Danaher Corp.	390,478	42,429
Factset Research Systems, Inc.	81,841	18,309
Fidelity National Information Services, Inc.	250,826	27,358
Microsoft Corp.	870,829	99,597
Moody’s Corp.	95,993	16,050
NIKE, Inc., Class B	317,246	26,877
Philip Morris International, Inc.	685,302	55,880
Twenty-First Century Fox, Inc., Class A	993,678	46,037
Twenty-First Century Fox, Inc., Class B	816,355	37,405
Visa, Inc., Class A	437,397	65,649
Zoetis, Inc.	535,381	49,019
		785,878
Total Common Stocks (Cost $995,768)		1,295,418

Short-Term Investment (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $36,921)	36,920,562	36,921

Total Investments (99.7%) (Cost $1,032,689) (c)(d)	1,332,339
Other Assets in Excess of Liabilities (0.3%)	4,512
Net Assets (100.0%)	$1,336,851

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $39,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $323,029,000 and the aggregate gross unrealized depreciation is approximately $23,379,000, resulting in net unrealized appreciation of approximately $299,650,000.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	14.9%
Software	11.9
Household Products	11.2
Other*	11.0
Beverages	10.4
Tobacco	10.2
Health Care Equipment & Supplies	10.1
Personal Products	8.2
Media	6.3
Professional Services	5.8
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (96.9%)
Brazil (3.5%)
Porto Seguro SA	32,065	$471

Canada (13.6%)
Canadian National Railway Co.	7,271	653
Constellation Software, Inc.	872	641
Nutrien Ltd.	5,607	324
Ritchie Bros Auctioneers, Inc.	5,518	199
		1,817
China (4.6%)
Alibaba Group Holding Ltd. ADR (a)	1,033	170
NIO, Inc. ADR (a)	17,636	123
Tencent Holdings Ltd. (b)	7,700	318
		611
Denmark (2.1%)
Novo Nordisk A/S Series B	5,812	274

France (15.0%)
Christian Dior SE	2,300	985
Edenred	10,782	411
Getlink	20,802	266
Ubisoft Entertainment SA (a)	3,055	331
		1,993
Germany (3.6%)
thyssenKrupp AG	13,829	349
Zalando SE (a)	3,252	127
		476
Hong Kong (0.4%)
Meituan Dianping, Class B (a)(c)	6,900	61

India (2.0%)
HDFC Bank Ltd. ADR	2,900	273

Italy (3.3%)
Brunello Cucinelli SpA	7,355	286
Gima TT SpA	1,727	22
Tamburi Investment Partners SpA	16,898	127
		435
New Zealand (2.6%)
Xero Ltd. (a)	9,606	340

Switzerland (3.1%)
Nestle SA (Registered)	4,881	407

United Kingdom (3.8%)
BBA Aviation PLC	38,920	153
Clarkson PLC	4,608	162
Metro Bank PLC (a)	5,093	197
		512

United States (39.3%)
Activision Blizzard, Inc.	4,493	374
Amazon.com, Inc. (a)	439	879
Dril-Quip, Inc. (a)	3,390	177
Elanco Animal Health, Inc. (a)	6,513	227
Farfetch Ltd., Class A (a)	12,069	329
MercadoLibre, Inc.	1,985	676
Potbelly Corp. (a)	4,303	53
RenaissanceRe Holdings Ltd.	782	105
salesforce.com, Inc. (a)	3,227	513
Starbucks Corp.	7,115	404
Twitter, Inc. (a)	13,508	385
Union Pacific Corp.	3,046	496
United Technologies Corp.	3,492	488
Veoneer, Inc. (a)	2,270	125
		5,231
Total Common Stocks (Cost $11,091)		12,901

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $403)	403,184	403
Total Investments Excluding Purchased Options (99.9%) (Cost $11,494)		13,304
Total Purchased Options Outstanding (0.0%) (Cost $9)		4
Total Investments (100.0%) (Cost $11,503) Including $58 of Securities Loaned (e)(f)		13,308
Other Assets in Excess of Liabilities (0.1%)		6
Net Assets (100.0%)		$13,314

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $58,000 and $59,000, respectively. The Fund received non-cash collateral of approximately $59,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(f)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,028,000 and the aggregate gross unrealized depreciation is approximately $223,000, resulting in net unrealized appreciation of approximately $1,805,000.

ADR	American Depositary Receipt.

Call Option Purchased:

The Fund had the following call option purchased opened at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	1,852,610	1,853	$4	$9	$(5)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	43.2%
Software	16.5
Internet Software & Services	11.6
Internet & Direct Marketing Retail	10.5
Textiles, Apparel & Luxury Goods	9.6
Road & Rail	8.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Australia (7.8%)
APA Group	335,714	$2,422
Atlas Arteria Ltd.	995,622	5,023
Spark Infrastructure Group	1,808,432	2,928
Sydney Airport	1,007,235	5,017
Transurban Group	1,492,126	12,102
		27,492
Brazil (0.2%)
Energisa SA (Units) (a)	103,700	791

Canada (15.5%)
Canadian Pacific Railway Ltd.	25,050	5,299
Enbridge, Inc.	607,255	19,595
Hydro One Ltd.	649,414	9,875
Pembina Pipeline Corp.	252,488	8,579
TransCanada Corp. (b)	281,849	11,404
		54,752
China (1.1%)
ENN Energy Holdings Ltd. (c)	431,000	3,744

France (6.5%)
Aeroports de Paris	12,430	2,798
Getlink SE	464,180	5,928
Vinci SA	150,220	14,306
		23,032
Germany (0.2%)
Fraport AG Frankfurt Airport Services Worldwide	9,600	848

Hong Kong (0.1%)
China Everbright International Ltd.	549,000	474

India (1.1%)
Azure Power Global Ltd. (d)	242,299	3,920

Italy (2.2%)
Atlantia SpA	131,542	2,729
Infrastrutture Wireless Italiane SpA	117,770	873
Italgas SpA	330,518	1,794
Snam SpA	542,730	2,261
		7,657
Japan (0.9%)
East Japan Railway Co.	34,700	3,224

Mexico (6.3%)
Grupo Aeroportuario del Pacifico SAB de CV	230,167	2,518
Promotora y Operadora de Infraestructura SAB de CV	1,864,867	19,850
		22,368
Netherlands (1.3%)
Koninklijke Vopak N.V.	94,270	4,645

New Zealand (0.7%)
Auckland International Airport Ltd.	550,709	2,665

Spain (8.8%)
Aena SME SA	15,180	2,635
Atlantica Yield PLC	1,079,162	22,209
Ferrovial SA	247,158	5,128
Red Electrica Corp., SA	54,130	1,134
		31,106
United Kingdom (11.7%)
John Laing Group PLC	2,717,932	11,067
National Grid PLC	1,507,851	15,554
Pennon Group PLC	194,251	1,806
Severn Trent PLC	137,906	3,323
United Utilities Group PLC	1,041,482	9,556
		41,306
United States (32.8%)
American Tower Corp. REIT	135,070	19,626
American Water Works Co., Inc.	50,320	4,427
Atmos Energy Corp.	52,382	4,919
Cheniere Energy, Inc. (d)	83,470	5,800
Crown Castle International Corp. REIT	109,572	12,199
CSX Corp.	68,290	5,057
Edison International	122,890	8,317
Eversource Energy	78,391	4,816
Kinder Morgan, Inc.	689,170	12,219
NiSource, Inc.	86,638	2,159
PG&E Corp.	180,686	8,313
Sempra Energy	97,126	11,048
Targa Resources Corp.	78,460	4,418
Union Pacific Corp.	28,580	4,654
Williams Cos., Inc. (The)	302,363	8,221
		116,193
Total Common Stocks (Cost $308,032)		344,217

Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e)	1,168,472	1,168

	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (2.23%, dated 9/28/18, due 10/1/18; proceeds $154; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 5/15/25 6- 8/15/47; valued at $157)	$154	154
Merrill Lynch & Co., Inc., (2.25%, dated 9/28/18, due 10/1/18; proceeds $133; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 2/15/42 - 11/15/45; valued at $136)	133	133
		287
Total Securities held as Collateral on Loaned Securities (Cost $1,455)		1,455

	Shares
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $9,738)	9,737,832	9,738
Total Short-Term Investments (Cost $11,193)		11,193
Total Investments (100.4%) (Cost $319,225) Including $11,172 of Securities Loaned (f)(g)		355,410
Liabilities in Excess of Other Assets (-0.4%)		(1,425)
Net Assets (100.0%)		$353,985

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $11,172,000 and $11,793,000, respectively. The Fund received cash collateral of approximately $1,558,000, of which approximately $1,455,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash collateral of approximately $103,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $10,235,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $14,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $44,611,000 and the aggregate gross unrealized depreciation is approximately $8,426,000, resulting in net unrealized appreciation of approximately $36,185,000.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	29.2%
Electricity Transmission & Distribution	14.6
Toll Roads	12.9
Communications	9.2
Diversified	8.6
Other**	7.4
Renewables	7.4
Water	5.5
Railroads	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (94.8%)
Argentina (0.8%)
Globant SA (a)	378,070	$22,302

Belgium (0.8%)
Anheuser-Busch InBev SA N.V.	278,755	24,345

China (13.7%)
Alibaba Group Holding Ltd. ADR (a)	346,713	57,124
China Resources Beer Holdings Co., Ltd. (b)	7,369,333	29,606
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,934,376	56,798
Huazhu Group Ltd. ADR	852,212	27,527
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	2,330,060	43,346
NIO, Inc. ADR (a)	3,769,610	26,312
TAL Education Group ADR (a)	4,139,566	106,428
Tencent Holdings Ltd. (b)	1,428,100	58,960
		406,101
Denmark (4.8%)
DSV A/S	1,564,706	142,270

France (3.7%)
Hermes International	164,108	108,721

Hong Kong (1.0%)
Haidilao International Holding Ltd. (a)(c)	6,825,000	14,826
Meituan Dianping, Class B (a)	1,536,300	13,492
		28,318
India (3.0%)
HDFC Bank Ltd.	3,244,057	89,756

Italy (3.7%)
Moncler SpA	2,518,974	108,505

Japan (4.1%)
Calbee, Inc.	1,526,700	50,254
Keyence Corp.	85,000	49,360
Nihon M&A Center, Inc.	739,700	22,200
		121,814
Korea, Republic of (0.9%)
NAVER Corp.	41,816	26,991

South Africa (1.0%)
Naspers Ltd., Class N	143,286	30,921

Switzerland (1.0%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	348	28,545

United Kingdom (5.9%)
Fevertree Drinks PLC	1,309,582	61,586
Reckitt Benckiser Group PLC	1,227,506	112,251
		173,837
United States (50.4%)
Adobe Systems, Inc. (a)	387,784	104,682
Alphabet, Inc., Class C (a)	106,780	127,439
Amazon.com, Inc. (a)	137,516	275,444
AO Smith Corp.	481,512	25,698

Booking Holdings, Inc. (a)	70,729	140,326
EPAM Systems, Inc. (a)	650,706	89,602
Facebook, Inc., Class A (a)	1,000,400	164,526
Martin Marietta Materials, Inc.	263,199	47,889
Mastercard, Inc., Class A	911,058	202,811
Stamps.com, Inc. (a)	86,211	19,501
Starbucks Corp.	1,367,184	77,711
Visa, Inc., Class A	867,765	130,243
Vulcan Materials Co.	468,688	52,118
Zillow Group, Inc., Class A (a)	590,384	26,095
Zillow Group, Inc., Class C (a)	97,424	4,311
		1,488,396
Total Common Stocks (Cost $2,076,679)		2,800,822

Preferred Stocks (0.6%)
United States (0.6%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $1,594; acquired 4/16/14)	39,153	4,111
Magic Leap Series C (a)(d)(e)(f) (acquisition cost - $3,175; acquired 12/22/15)	137,829	3,721
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost - $8,232; acquired 12/3/15)	168,793	7,419
Total Preferred Stocks (Cost $13,001)		15,251

Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $142,898)	142,897,588	142,898
Total Investments Excluding Purchased Options (100.2%) (Cost $2,232,578)		2,958,971
Total Purchased Options Outstanding (0.1%) (Cost $6,456)		2,575
Total Investments (100.3%) (Cost $2,239,034) (h)(i)		2,961,546
Liabilities in Excess of Other Assets (-0.3%)		(7,459)
Net Assets (100.0%)		$2,954,087

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At September 30, 2018, the Fund held fair valued securities valued at approximately $15,251,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(e)	Security has been deemed illiquid at September 30, 2018.
(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2018 amounts to approximately $15,251,000 and represents 0.6% of net assets.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $221,000 relating to the Fund’s investment in the Liquidity Funds.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $778,562,000 and the aggregate gross unrealized depreciation is approximately $56,050,000, resulting in net unrealized appreciation of approximately $722,512,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	459,248,289	459,248	$1,383	$1,993	$(610)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	391,476,372	391,476	12	1,621	(1,609)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	583,418,790	583,419	1,180	2,842	(1,662)
							$2,575	$6,456	$(3,881)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	41.7%
Internet Software & Services	16.4
Internet & Direct Marketing Retail	14.9
Information Technology Services	14.3
Textiles, Apparel & Luxury Goods	7.3
Beverages	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Australia (3.4%)
Dexus REIT	684,415	$5,224
Goodman Group REIT	754,450	5,650
GPT Group (The) REIT	974,248	3,669
Investa Office Fund REIT	183,421	732
Mirvac Group REIT	1,779,652	3,100
Scentre Group REIT	3,361,807	9,648
Stockland REIT	1,090,171	3,270
Vicinity Centres REIT	2,242,918	4,248
		35,541
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	373,052	1,655

Canada (1.9%)
Boardwalk REIT	6,301	245
Crombie Real Estate Investment Trust REIT	144,220	1,453
Extendicare, Inc.	73,136	435
First Capital Realty, Inc.	464,622	7,014
H&R Real Estate Investment Trust REIT	108,493	1,669
RioCan Real Estate Investment Trust REIT	413,713	7,905
SmartCentres Real Estate Investment Trust REIT	38,684	914
		19,635
China (0.9%)
China Overseas Land & Investment Ltd. (b)	1,116,000	3,493
China Resources Land Ltd. (b)	178,000	623
Country Garden Holdings Co., Ltd. (b)	2,261,000	2,851
Guangzhou R&F Properties Co., Ltd. H Shares (b)	714,400	1,312
Longfor Group Holdings Ltd. (b)	519,500	1,340
		9,619
Finland (0.3%)
Citycon Oyj	722,244	1,506
Kojamo Oyj (a)	187,396	2,049
		3,555
France (5.6%)
Carmila SA REIT	29,724	758
Covivio REIT	28,491	2,969
Gecina SA REIT	48,469	8,092
ICADE REIT	32,792	3,031
Klepierre SA REIT	570,264	20,214
Mercialys SA REIT	212,732	3,428
Unibail-Rodamco-Westfield REIT	102,159	20,546
		59,038
Germany (2.4%)
ADO Properties SA	11,731	703
Alstria Office AG REIT	103,394	1,534
Deutsche EuroShop AG	15,152	490
Deutsche Wohnen SE	138,904	6,664
LEG Immobilien AG	24,380	2,894
Vonovia SE	264,705	12,933
		25,218

Hong Kong (11.4%)
Champion REIT	4,191,000	2,934
CK Asset Holdings Ltd.	1,153,500	8,657
Henderson Land Development Co., Ltd.	488,238	2,454
Hongkong Land Holdings Ltd.	2,568,300	17,002
Hysan Development Co., Ltd.	1,473,014	7,442
Link REIT	2,330,275	22,935
New World Development Co., Ltd.	4,863,758	6,635
Sino Land Co., Ltd.	2,374,000	4,070
Sun Hung Kai Properties Ltd.	1,613,867	23,502
Swire Properties Ltd.	3,057,900	11,582
Wharf Holdings Ltd. (The)	1,642,763	4,470
Wharf Real Estate Investment Co., Ltd.	1,339,075	8,638
		120,321
Ireland (0.5%)
Green REIT PLC	2,071,160	3,631
Hibernia REIT PLC	969,189	1,598
		5,229
Italy (0.0%)
Beni Stabili SpA SIIQ REIT	570,526	499

Japan (9.2%)
Activia Properties, Inc. REIT	455	1,970
Advance Residence Investment Corp. REIT	1,077	2,751
GLP J-REIT	4,111	3,998
Hulic Co., Ltd.	333,900	3,277
Hulic REIT, Inc.	652	948
Invincible Investment Corp. REIT	6,005	2,510
Japan Hotel REIT Investment Corp.	2,465	1,794
Japan Real Estate Investment Corp. REIT	1,171	6,142
Japan Retail Fund Investment Corp. REIT	2,406	4,364
Kenedix Office Investment Corp. REIT	168	1,072
Mitsubishi Estate Co., Ltd.	980,800	16,678
Mitsui Fudosan Co., Ltd.	742,800	17,580
Mori Trust Sogo Reit, Inc.	658	938
Nippon Building Fund, Inc. REIT	1,555	8,992
Nippon Prologis, Inc. REIT	1,184	2,344
Nomura Real Estate Master Fund, Inc. REIT	3,629	4,957
Orix, Inc. J-REIT	637	995
Premier Investment Corp. REIT	1,524	1,601
Sumitomo Realty & Development Co., Ltd.	264,000	9,480
United Urban Investment Corp. REIT	2,877	4,515
		96,906
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	12,867,024	15

Netherlands (0.5%)
Eurocommercial Properties N.V. CVA REIT	131,821	4,827
NSI NV REIT	13,690	564
		5,391

Norway (0.4%)
Entra ASA	270,838	3,893
Norwegian Property ASA	512,574	678
		4,571
Singapore (1.0%)
APAC Realty Ltd.	1,693,300	675
Ascendas Real Estate Investment Trust REIT	727,700	1,405
CapitaLand Commercial Trust REIT	1,568,895	2,043
CapitaLand Mall Trust REIT	1,160,600	1,885
City Developments Ltd.	88,700	591
EC World Real Estate Investment Trust Unit REIT	156,200	81
Mapletree Logistics Trust REIT	1,031,800	928
Suntec Real Estate Investment Trust REIT	440,800	622
UOL Group Ltd.	362,476	1,827
		10,057
Spain (0.8%)
Inmobiliaria Colonial Socimi SA REIT	140,960	1,465
Merlin Properties Socimi SA REIT	550,052	7,462
		8,927
Sweden (0.7%)
Atrium Ljungberg AB, Class B	81,587	1,480
Castellum AB	71,753	1,284
Hufvudstaden AB, Class A	256,145	3,897
Kungsleden AB	55,978	412
		7,073
Switzerland (0.4%)
PSP Swiss Property AG (Registered)	46,539	4,507

United Kingdom (5.5%)
British Land Co., PLC (The) REIT	1,804,861	14,510
Derwent London PLC REIT	204,363	7,610
Grainger PLC	132,876	520
Great Portland Estates PLC REIT	751,919	6,557
Hammerson PLC REIT	356,305	2,121
Intu Properties PLC REIT	523,221	1,051
Land Securities Group PLC REIT	1,328,468	15,296
LXB Retail Properties PLC (a)	3,172,353	513
Segro PLC REIT	107,009	890
Shaftesbury PLC REIT	139,337	1,644
St. Modwen Properties PLC	661,428	3,276
Urban & Civic PLC	862,684	3,418
		57,406
United States (53.9%)
Alexandria Real Estate Equities, Inc. REIT	54,835	6,898
American Campus Communities, Inc. REIT	127,230	5,237
American Homes 4 Rent, Class A REIT	484,522	10,606
Apartment Investment & Management Co., Class A REIT	100,510	4,436
AvalonBay Communities, Inc. REIT	165,319	29,948
Blackstone Mortgage Trust, Inc., Class A REIT	52,560	1,761
Boston Properties, Inc. REIT	276,877	34,081
Brandywine Realty Trust REIT	236,428	3,717
Brixmor Property Group, Inc. REIT	715,464	12,528
Brookfield Property REIT, Inc. REIT	93,666	1,960

Camden Property Trust REIT	115,225	10,782
Chesapeake Lodging Trust REIT	241,548	7,746
Columbia Property Trust, Inc. REIT	190,784	4,510
Corporate Office Properties Trust REIT	119,109	3,553
Cousins Properties, Inc. REIT	303,928	2,702
CubeSmart REIT	286,486	8,173
DiamondRock Hospitality Co. REIT	56,552	660
Digital Realty Trust, Inc. REIT	70,230	7,900
Douglas Emmett, Inc. REIT	15,941	601
Duke Realty Corp. REIT	112,550	3,193
Empire State Realty Trust, Inc., Class A REIT	133,450	2,217
Equity Residential REIT	256,879	17,021
Essex Property Trust, Inc. REIT	34,653	8,549
Exeter Industrial Value Fund, LP (a)(c)(d)(e)	1,860,000	137
Extra Space Storage, Inc. REIT	55,705	4,826
Federal Realty Investment Trust REIT	13,472	1,704
Gaming and Leisure Properties, Inc. REIT	138,858	4,895
HCP, Inc. REIT	363,174	9,559
Healthcare Realty Trust, Inc. REIT	494,440	14,467
Healthcare Trust of America, Inc., Class A REIT	165,779	4,421
Hilton Worldwide Holdings, Inc.	11,277	911
Host Hotels & Resorts, Inc. REIT	1,145,686	24,174
Hudson Pacific Properties, Inc. REIT	125,877	4,119
Invitation Homes, Inc. REIT	349,898	8,016
JBG SMITH Properties REIT	116,129	4,277
Kilroy Realty Corp. REIT	94,826	6,798
Kimco Realty Corp. REIT	253,733	4,248
Lexington Realty Trust REIT	57,994	481
Liberty Property Trust REIT	50,745	2,144
Life Storage, Inc. REIT	21,364	2,033
Macerich Co. (The) REIT	324,674	17,951
Mack-Cali Realty Corp. REIT	452,974	9,630
Mid-America Apartment Communities, Inc. REIT	89,862	9,002
Paramount Group, Inc. REIT	1,054,915	15,919
Pennsylvania Real Estate Investment Trust REIT	175,282	1,658
ProLogis, Inc. REIT	472,123	32,005
Public Storage REIT	54,020	10,892
QTS Realty Trust, Inc., Class A REIT	148,629	6,342
Regency Centers Corp. REIT	279,112	18,050
RLJ Lodging Trust REIT	716,822	15,792
Simon Property Group, Inc. REIT	386,928	68,390
SL Green Realty Corp. REIT	371,033	36,187
Tier REIT, Inc. REIT	128,313	3,092
UDR, Inc. REIT	113,465	4,587
Ventas, Inc. REIT	96,825	5,265
Vornado Realty Trust REIT	309,602	22,601
Welltower, Inc. REIT	76,015	4,889
		568,241
Total Common Stocks (Cost $850,460)		1,043,404

Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $4,289)	4,289,385	4,289
Total Investments (99.4%) (Cost $854,749) (g)(h)		1,047,693
Other Assets in Excess of Liabilities (0.6%)		5,842
Net Assets (100.0%)		$1,053,535

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

At September 30, 2018, the Fund held fair valued securities valued at approximately $152,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)	Security has been deemed illiquid at September 30, 2018.
(e)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $0. At September 30, 2018, this securities had an aggregate market value of approximately $137,000, representing less than 0.05% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $14,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $207,502,000 and the aggregate gross unrealized depreciation is approximately $14,558,000, resulting in net unrealized appreciation of approximately $192,944,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	27.0%
Retail	23.3
Office	19.4
Other*	16.6
Residential	13.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
Canada (1.5%)
Constellation Software, Inc.	226	$166

France (3.3%)
L’Oreal SA	961	232
Sanofi	1,492	132
		364
Germany (7.9%)
Bayer AG (Registered)	1,959	174
Henkel AG & Co., KGaA (Preference)	1,518	178
SAP SE	4,263	525
		877
Hong Kong (1.5%)
AIA Group Ltd.	19,200	171

United Kingdom (19.8%)
Experian PLC	3,456	89
GlaxoSmithKline PLC	17,813	357
Prudential PLC	8,439	194
Reckitt Benckiser Group PLC	8,927	816
RELX PLC (a)	4,944	104
RELX PLC	10,702	225
Unilever PLC	7,460	410
		2,195
United States (63.4%)
Abbott Laboratories	5,007	367
Accenture PLC, Class A	2,891	492
Alphabet, Inc., Class A (a)	559	675
Automatic Data Processing, Inc.	1,902	287
Baxter International, Inc.	4,100	316
Becton Dickinson & Co.	491	128
Booking Holdings, Inc. (a)	164	325
Cerner Corp. (a)	2,928	189
Church & Dwight Co., Inc.	1,134	67
Clorox Co. (The)	455	68
Coca-Cola Co. (The)	5,831	269
Danaher Corp.	2,683	291
Factset Research Systems, Inc.	617	138
Fidelity National Information Services, Inc.	1,885	206
Johnson & Johnson	1,019	141
Medtronic PLC	4,320	425
Microsoft Corp.	6,404	732
Moody’s Corp.	464	78
NIKE, Inc., Class B	2,478	210
Twenty-First Century Fox, Inc., Class A	6,858	318
Twenty-First Century Fox, Inc., Class B	7,686	352
Visa, Inc., Class A	4,048	608
Zoetis, Inc.	3,765	345
		7,027
Total Common Stocks (Cost $8,754)		10,800

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $204)	203,655	204
Total Investments (99.2%) (Cost $8,958) (c)(d)		11,004
Other Assets in Excess of Liabilities (0.8%)		84
Net Assets (100.0%)		$11,088

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,101,000 and the aggregate gross unrealized depreciation is approximately $55,000, resulting in net unrealized appreciation of approximately $2,046,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	20.0%
Information Technology Services	14.5
Health Care Equipment & Supplies	13.9
Software	12.9
Pharmaceuticals	10.4
Household Products	10.3
Internet Software & Services	6.1
Media	6.1
Personal Products	5.8
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (90.5%)
Australia (2.9%)
Brookfield Infrastructure Partners LP	447,032	$17,828

Belgium (2.9%)
Anheuser-Busch InBev SA N.V.	200,086	17,474

Canada (2.3%)
Brookfield Asset Management, Inc., Class A	310,032	13,806

China (9.0%)
Alibaba Group Holding Ltd. ADR (a)	54,461	8,973
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,840,395	21,184
TAL Education Group ADR (a)	573,094	14,734
Tencent Holdings Ltd. (b)	224,300	9,261
		54,152
Denmark (9.0%)
Chr Hansen Holding A/S	204,685	20,778
DSV A/S	370,373	33,676
		54,454
France (9.8%)
Danone SA	155,852	12,069
Hermes International	51,708	34,256
Pernod Ricard SA	77,160	12,659
		58,984
Hong Kong (3.4%)
AIA Group Ltd.	1,801,700	16,087
Haidilao International Holding Ltd. (a)(c)	1,983,000	4,372
		20,459
India (3.0%)
HDFC Bank Ltd.	650,380	17,995

Italy (6.5%)
Moncler SpA	907,560	39,093

Japan (10.6%)
Calbee, Inc.	620,700	20,431
Keyence Corp.	44,500	25,841
Pigeon Corp.	317,900	17,907
		64,179
Sweden (2.1%)
Vitrolife AB	852,081	12,508

Switzerland (6.5%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	322	26,412
Kuehne & Nagel International AG (Registered)	83,192	13,182
		39,594
United Kingdom (14.2%)
Diageo PLC	350,702	12,429
Fevertree Drinks PLC	239,638	11,269

Reckitt Benckiser Group PLC	385,609	35,263
Rightmove PLC	4,412,457	27,088
		86,049
United States (8.3%)
Booking Holdings, Inc. (a)	13,216	26,220
EPAM Systems, Inc. (a)	173,340	23,869
		50,089
Total Common Stocks (Cost $500,197)		546,664

Short-Term Investment (12.0%)
Investment Company (12.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $72,625)	72,625,271	72,625
Total Investments Excluding Purchased Options (102.5%) (Cost $572,822)		619,289
Total Purchased Options Outstanding (0.1%) (Cost $1,060)		423
Total Investments (102.6%) (Cost $573,882) (e)(f)		619,712
Liabilities in Excess of Other Assets (-2.6%)		(15,611)
Net Assets (100.0%)		$604,101

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $48,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(f)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $55,626,000 and the aggregate gross unrealized depreciation is approximately $9,796,000 resulting in net unrealized appreciation of approximately $45,830,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	75,828,194	75,828	$229	$330	$(101)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	64,496,916	64,497	2	267	(265)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	95,067,431	95,067	192	463	(271)
							$423	$1,060	$(637)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.5%
Food Products	12.9
Textiles, Apparel & Luxury Goods	11.9
Short-Term Investment	11.7
Beverages	8.7
Household Products	8.6
Internet Software & Services	7.3
Road & Rail	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (97.3%)
Canada (3.2%)
Barrick Gold Corp.	4,176,619	$46,208
Cameco Corp.	943,672	10,762
Constellation Software, Inc.	66,652	49,015
		105,985
China (3.2%)
China Petroleum & Chemical Corp. H Shares (a)	49,206,000	49,279
Tencent Holdings Ltd. (a)	1,337,000	55,199
		104,478
Denmark (1.2%)
Danske Bank A/S	1,488,266	39,090

Finland (1.1%)
Neste Oyj	425,409	35,167

France (15.4%)
AXA SA	1,562,208	41,989
L’Oreal SA	322,840	77,853
Pernod Ricard SA	558,448	91,617
Safran SA	640,091	89,702
Sanofi	1,077,619	95,790
Thales SA	277,862	39,471
TOTAL SA	1,016,114	65,878
		502,300
Germany (13.0%)
Bayer AG (Registered)	983,127	87,333
Continental AG	78,653	13,693
Deutsche Post AG (Registered)	1,389,923	49,559
Fresenius SE & Co., KGaA	959,045	70,418
HeidelbergCement AG	412,536	32,244
Henkel AG & Co., KGaA (Preference)	513,992	60,304
SAP SE	903,532	111,199
		424,750
Hong Kong (2.6%)
AIA Group Ltd.	7,168,400	64,007
Minth Group Ltd. (b)	5,054,000	20,853
		84,860
Ireland (0.8%)
CRH PLC	846,485	27,696

Japan (14.1%)
FANUC Corp.	106,800	20,134
Keyence Corp.	62,000	36,004
Kirin Holdings Co., Ltd.	4,706,900	120,593
Lion Corp.	1,438,900	31,964
Mizuho Financial Group, Inc.	13,402,300	23,379
Nitto Denko Corp.	612,900	45,938
Shiseido Co., Ltd.	1,045,800	80,989
Sumitomo Mitsui Financial Group, Inc.	1,194,451	48,211
Toyota Motor Corp.	512,700	32,016
USS Co., Ltd.	1,107,100	20,550
		459,778

Korea, Republic of (2.8%)
LG Household & Health Care Ltd.	48,408	55,685
NCSoft Corp.	86,492	34,503
		90,188
Netherlands (7.7%)
Heineken N.V.	840,561	78,816
ING Groep N.V.	2,387,996	31,009
Unilever N.V. CVA	2,517,032	140,173
		249,998
Spain (1.0%)
Banco Bilbao Vizcaya Argentaria SA	5,305,091	33,816

Sweden (0.6%)
Nordea Bank AB	1,739,814	18,962

Switzerland (5.6%)
Novartis AG (Registered)	1,254,767	107,909
Roche Holding AG (Genusschein)	215,213	52,137
Zurich Insurance Group AG	68,799	21,746
		181,792
United Kingdom (25.0%)
Admiral Group PLC	972,519	26,366
Aggreko PLC	3,408,378	38,747
Aviva PLC	5,554,326	35,437
British American Tobacco PLC	2,392,580	111,782
BT Group PLC	13,831,927	40,618
Experian PLC	2,034,811	52,261
Ferguson PLC	245,078	20,811
GlaxoSmithKline PLC	6,019,807	120,581
Imperial Brands PLC	553,178	19,258
Man Group PLC	9,603,421	22,080
Prudential PLC	3,431,182	78,689
Reckitt Benckiser Group PLC	1,705,637	155,975
RELX PLC (c)	2,649,392	55,662
RELX PLC	1,902,929	40,081
		818,348
Total Common Stocks (Cost $2,412,799)		3,177,208

Short-Term Investments (2.2%)
Securities held as Collateral on Loaned Securities (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	608,266	608

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
HSBC Securities USA, Inc., (2.23%, dated 9/28/18, due 10/1/18; proceeds $80; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 5/15/25 - 8/15/47; valued at $82)	$80	80
Merrill Lynch & Co., Inc., (2.25%, dated 9/28/18, due 10/1/18; proceeds $70; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 2/15/42 - 11/15/45; valued at $71)	70	70
		150
Total Securities held as Collateral on Loaned Securities (Cost $758)		758

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $72,264)	72,264,319	72,264
Total Short-Term Investments (Cost $73,022)		73,022
Total Investments (99.5%) (Cost $2,485,821) Including $1,959 of Securities Loaned (e)(f)		3,250,230
Other Assets in Excess of Liabilities (0.5%)		17,188
Net Assets (100.0%)		$3,267,418

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $1,959,000 and $2,111,000, respectively. The Fund received cash collateral of approximately $811,000, of which approximately $758,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash collateral of approximately $53,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,299,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Non-income producing security.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $89,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(f)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $882,080,000 and the aggregate gross unrealized depreciation is approximately $117,671,000, resulting in net unrealized appreciation of approximately $764,409,000.

CVA	Certificaten Van Aandelen.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	33.0%
Pharmaceuticals	14.3
Personal Products	10.9
Beverages	9.0
Insurance	8.2
Household Products	7.6
Software	6.0
Banks	6.0
Oil, Gas & Consumable Fuels	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.

**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (94.9%)
Argentina (1.3%)
Globant SA (a)	292,973	$17,283

Belgium (1.2%)
Anheuser-Busch InBev SA N.V.	190,971	16,678

Brazil (0.9%)
Smiles Fidelidade SA	1,011,956	11,527

China (24.3%)
Alibaba Group Holding Ltd. ADR (a)	273,301	45,029
China Resources Beer Holdings Co., Ltd. (b)	5,528,666	22,211
Foshan Haitian Flavouring & Food Co., Ltd., Class A	5,277,672	60,749
Huazhu Group Ltd. ADR	1,256,222	40,576
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,584,007	29,467
Kweichow Moutai Co., Ltd., Class A	179,014	18,993
NIO, Inc. ADR (a)(c)	1,692,523	11,814
TAL Education Group ADR (a)	2,127,687	54,703
Tencent Holdings Ltd. (b)	964,900	39,837
		323,379
Denmark (5.4%)
DSV A/S	785,841	71,452

France (4.3%)
Hermes International	86,253	57,142

Germany (1.9%)
Adidas AG	105,153	25,748

Hong Kong (1.2%)
Haidilao International Holding Ltd. (a)(d)	4,512,000	9,943
Meituan Dianping, Class B (a)(c)	689,400	6,054
		15,997
India (5.6%)
HDFC Bank Ltd.	2,097,621	58,037
IndusInd Bank Ltd.	688,286	16,047
		74,084
Italy (6.9%)
Moncler SpA	2,147,227	92,492

Japan (6.0%)
Calbee, Inc.	979,800	32,252
Keyence Corp.	56,200	32,636
Nihon M&A Center, Inc.	487,600	14,634
		79,522
Korea, Republic of (2.4%)
NAVER Corp.	48,857	31,536

South Africa (2.1%)
Naspers Ltd., Class N	128,161	27,657

Sweden (2.1%)
Vitrolife AB	1,892,972	27,787

Switzerland (3.2%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	522	42,817

Taiwan (2.0%)
Taiwan Semiconductor Manufacturing Co., Ltd.	3,077,000	26,454

United Kingdom (14.2%)
Fevertree Drinks PLC	1,154,023	54,270
Just Eat PLC (a)	2,992,125	26,137
Reckitt Benckiser Group PLC	737,871	67,476
Rightmove PLC	6,653,800	40,848
		188,731
United States (9.9%)
Booking Holdings, Inc. (a)	28,840	57,219
CEVA, Inc. (a)	275,289	7,914
EPAM Systems, Inc. (a)	372,800	51,335
MercadoLibre, Inc.	44,195	15,047
		131,515
Total Common Stocks (Cost $1,197,994)		1,261,801

Short-Term Investments (5.8%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	2,717,921	2,718

	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (2.23%, dated 9/28/18, due 10/1/18; proceeds $358; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 5/15/25 - 8/15/47; valued at $365)	$357	357
Merrill Lynch & Co., Inc., (2.25%, dated 9/28/18, due 10/1/18; proceeds $310; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 2/15/42 - 11/15/45; valued at $316)	310	310
		667
Total Securities held as Collateral on Loaned Securities (Cost $3,385)		3,385

	Shares
Investment Company (5.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $74,203)	74,203,075	74,203
Total Short-Term Investments (Cost $77,588)		77,588

Total Investments Excluding Purchased Options (100.7%) (Cost $1,275,582)	1,339,389
Total Purchased Options Outstanding (0.1%) (Cost $2,405)	998
Total Investments (100.8%) (Cost $1,277,987) Including $9,243 of Securities Loaned (f)(g)	1,340,387
Liabilities in Excess of Other Assets (-0.8%)	(10,234)
Net Assets (100.0%)	$1,330,153

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $9,243,000 and $9,519,000, respectively. The Fund received cash collateral of approximately $3,625,000, of which approximately $3,385,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash collateral of approximately $240,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $5,894,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $116,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $122,955,000 and the aggregate gross unrealized depreciation is approximately $60,555,000, resulting in net unrealized appreciation of approximately $62,400,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	159,887,690	159,888	$482	$694	$(212)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	115,004,380	115,004	3	476	(473)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	253,361,109	253,361	513	1,235	(722)
							$998	$2,405	$(1,407)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	29.8%
Internet Software & Services	14.9
Textiles, Apparel & Luxury Goods	13.1
Beverages	10.6
Food Products	10.2
Short-Term Investment	5.6
Banks	5.5
Road & Rail	5.3
Household Products	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.

**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (99.6%)
Australia (7.8%)
Dexus REIT	43,455	$332
Goodman Group REIT	48,801	366
GPT Group (The) REIT	58,923	222
Investa Office Fund REIT	11,864	47
Mirvac Group REIT	121,240	211
Scentre Group REIT	203,993	585
Stockland REIT	65,934	198
Vicinity Centres REIT	135,652	257
		2,218
Austria (0.4%)
Atrium European Real Estate Ltd. (a)	24,494	109

China (1.9%)
China Overseas Land & Investment Ltd. (b)	66,000	207
China Resources Land Ltd. (b)	10,000	35
Country Garden Holdings Co., Ltd. (b)	126,000	159
Guangzhou R&F Properties Co., Ltd. H Shares (b)	42,400	78
Longfor Group Holdings Ltd. (b)	23,000	59
		538
Finland (0.9%)
Citycon Oyj	47,148	99
Kojamo Oyj (a)	13,195	144
		243
France (12.3%)
Carmila SA REIT	1,913	49
Covivio REIT	2,028	211
Gecina SA REIT	3,424	572
ICADE REIT	2,269	210
Klepierre SA REIT	20,831	738
Mercialys SA REIT	14,332	231
Unibail-Rodamco-Westfield REIT	7,216	1,451
		3,462
Germany (6.4%)
ADO Properties SA	786	47
Alstria Office AG REIT	7,539	112
Deutsche EuroShop AG	1,350	43
Deutsche Wohnen SE	9,803	470
LEG Immobilien AG	1,758	209
Vonovia SE	19,030	930
		1,811
Hong Kong (26.1%)
Champion REIT	257,000	180
CK Asset Holdings Ltd.	62,000	465
Henderson Land Development Co., Ltd.	29,813	150
Hongkong Land Holdings Ltd.	157,500	1,043
Hysan Development Co., Ltd.	90,836	459
Link REIT	137,895	1,357
New World Development Co., Ltd.	314,788	429
Sino Land Co., Ltd.	154,000	264

	Shares	Value (000)
Sun Hung Kai Properties Ltd.	99,456	$1,448
Swire Properties Ltd.	197,900	750
Wharf Holdings Ltd. (The)	106,117	289
Wharf Real Estate Investment Co., Ltd.	84,370	544
		7,378
Ireland (1.3%)
Green REIT PLC	144,352	253
Hibernia REIT PLC	70,767	117
		370
Italy (0.1%)
Beni Stabili SpA SIIQ REIT	28,981	25

Japan (21.9%)
Activia Properties, Inc. REIT	27	117
Advance Residence Investment Corp. REIT	65	166
GLP J-REIT	244	237
Hulic Co., Ltd.	23,200	228
Hulic REIT, Inc.	40	58
Invincible Investment Corp. REIT	376	157
Japan Hotel REIT Investment Corp.	144	105
Japan Real Estate Investment Corp. REIT	70	367
Japan Retail Fund Investment Corp. REIT	146	265
Kenedix Office Investment Corp. REIT	10	64
Mitsubishi Estate Co., Ltd.	68,900	1,172
Mitsui Fudosan Co., Ltd.	52,200	1,235
Mori Trust Sogo Reit, Inc.	40	57
Nippon Building Fund, Inc. REIT	91	526
Nippon Prologis, Inc. REIT	32	63
Nomura Real Estate Master Fund, Inc. REIT	234	320
Orix, Inc. J-REIT	48	75
Premier Investment Corp. REIT	88	93
Sumitomo Realty & Development Co., Ltd.	17,000	610
United Urban Investment Corp. REIT	172	270
		6,185
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	4,769,371	6

Netherlands (1.3%)
Eurocommercial Properties N.V. CVA REIT	9,265	339
NSI NV REIT	887	37
		376
Norway (1.1%)
Entra ASA	19,354	278
Norwegian Property ASA	28,851	38
		316
Singapore (2.0%)
APAC Realty Ltd.	94,400	38
Ascendas Real Estate Investment Trust REIT	44,000	85
CapitaLand Commercial Trust REIT	94,760	123
CapitaLand Mall Trust REIT	72,300	117

	Shares	Value (000)
City Developments Ltd.	4,900	$33
EC World Real Estate Investment Trust Unit REIT	10,600	5
Mapletree Logistics Trust REIT	61,200	55
Suntec Real Estate Investment Trust REIT	14,500	21
UOL Group Ltd.	18,113	91
		568
Spain (2.2%)
Inmobiliaria Colonial Socimi SA REIT	11,006	114
Merlin Properties Socimi SA REIT	36,609	497
		611
Sweden (1.8%)
Atrium Ljungberg AB, Class B	6,152	112
Castellum AB	6,238	112
Hufvudstaden AB, Class A	17,760	270
Kungsleden AB	3,737	27
		521
Switzerland (1.1%)
PSP Swiss Property AG (Registered)	3,278	317

United Kingdom (11.0%)
British Land Co., PLC (The) REIT	93,866	755
Derwent London PLC REIT	9,660	360
Grainger PLC	9,327	36
Great Portland Estates PLC REIT	31,487	275
Hammerson PLC REIT	27,616	164
Intu Properties PLC REIT	38,647	78
Land Securities Group PLC REIT	70,189	808
LXB Retail Properties PLC (a)	102,398	16
Segro PLC REIT	6,775	56
Shaftesbury PLC REIT	10,016	118
St. Modwen Properties PLC	42,591	211
Urban & Civic PLC	59,780	237
		3,114
Total Common Stocks (Cost $25,032)		28,168

Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds -Treasury Portfolio - Institutional Class (e) (Cost $99)	99,228	99
Total Investments (100.0%) (Cost $25,131) (f)(g)		28,267
Other Assets in Excess of Liabilities (0.0%)		10
Net Assets (100.0%)		$28,277

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.
(c)

At September 30, 2018, the Fund held a fair valued security valued at approximately $6,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)	Security has been deemed illiquid at September 30, 2018.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,355,000 and the aggregate gross unrealized depreciation is approximately $1,219,000, resulting in net unrealized appreciation of approximately $3,136,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	51.6%
Retail	20.9
Office	15.1
Residential	8.5
Other*	3.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (73.1%)
Australia (2.7%)
APA Group	2,527	$18
Atlas Arteria Ltd.	6,308	32
BHP Billiton Ltd.	910	23
GPT Group (The) REIT	2,732	10
Origin Energy Ltd. (a)	2,196	13
Scentre Group REIT	7,607	22
Spark Infrastructure Group	10,882	18
Sydney Airport	6,941	35
Transurban Group	10,166	82
Wesfarmers Ltd.	618	22
		275
Austria (0.3%)
voestalpine AG	554	25

Belgium (0.2%)
Ageas	422	23

Canada (5.2%)
Bank of Nova Scotia (The)	472	28
Canadian Pacific Railway Ltd.	164	35
Enbridge, Inc.	4,701	152
Finning International, Inc.	740	18
Hydro One Ltd.	4,252	65
National Bank of Canada	688	34
Pembina Pipeline Corp.	1,782	60
RioCan Real Estate Investment Trust REIT	431	8
Royal Bank of Canada	327	26
Toronto-Dominion Bank (The)	393	24
TransCanada Corp.	1,800	73
		523
China (0.5%)
China Gas Holdings Ltd. (b)	3,000	8
China Overseas Land & Investment Ltd. (b)	5,604	18
ENN Energy Holdings Ltd. (b)	3,000	26
		52
Denmark (0.4%)
Carlsberg A/S Series B	370	44

Finland (0.4%)
Citycon Oyj	3,894	8
Nokian Renkaat Oyj	704	29
		37
France (4.1%)
Aeroports de Paris (ADP)	86	19
CNP Assurances	710	17
Credit Agricole SA	1,386	20
Eurofins Scientific	31	18
Gecina SA REIT	81	14
Getlink	3,347	43
ICADE REIT	70	6
Klepierre SA REIT	3,111	110

SEB SA	118	20
Unibail-Rodamco-Westfield REIT	220	44
Vinci SA	1,059	101
		412
Germany (0.8%)
BASF SE	371	33
Fraport AG Frankfurt Airport Services Worldwide	80	7
thyssenKrupp AG	587	15
Volkswagen AG (Preference)	152	27
		82
Hong Kong (5.7%)
China Everbright International Ltd. (b)	3,934	3
CK Asset Holdings Ltd.	1,000	8
Galaxy Entertainment Group Ltd.	2,679	17
Hongkong Land Holdings Ltd.	26,768	177
Hysan Development Co., Ltd.	7,000	35
Link REIT	2,500	25
New World Development Co., Ltd.	9,000	12
Sun Hung Kai Properties Ltd.	12,942	188
Swire Properties Ltd.	26,311	100
Wharf Real Estate Investment Co., Ltd.	2,116	14
		579
India (0.3%)
Azure Power Global Ltd. (a)	1,700	28

Ireland (0.1%)
Green REIT PLC	6,370	11

Italy (0.4%)
Atlantia SpA	760	16
Italgas SpA	2,250	12
Snam SpA	2,990	13
		41
Japan (3.5%)
East Japan Railway Co.	200	19
GLP J-REIT	5	5
Hikari Tsushin, Inc.	86	17
ITOCHU Corp.	1,444	26
Japan Tobacco, Inc.	705	18
JXTG Holdings, Inc.	2,958	22
Mitsubishi Corp.	967	30
Mitsubishi Estate Co., Ltd.	2,400	41
Mitsui & Co., Ltd.	1,080	19
Mitsui Fudosan Co., Ltd.	2,152	51
Nippon Building Fund, Inc. REIT	2	12
Panasonic Corp.	1,266	15
Shiseido Co., Ltd.	194	15
Sumitomo Corp.	1,321	22
Sumitomo Mitsui Financial Group, Inc.	966	39
		351
Mexico (1.5%)
Grupo Aeroportuario del Pacifico SAB de CV	2,375	26
Promotora y Operadora de Infraestructura SAB de CV	12,104	129
		155

Netherlands (1.1%)
Eurocommercial Properties N.V. CVA REIT	997	36
ING Groep N.V.	1,620	21
Koninklijke DSM N.V.	206	22
Koninklijke Vopak N.V.	650	32
		111
New Zealand (0.3%)
Auckland International Airport Ltd.	5,211	25

Norway (0.3%)
Equinor ASA	971	27

Singapore (0.2%)
Golden Agri-Resources Ltd.	72,038	13
UOL Group Ltd.	584	3
		16
Spain (2.3%)
Aena SME SA	100	17
Atlantica Yield PLC	5,766	119
Ferrovial SA	1,755	36
Inmobiliaria Colonial Socimi SA REIT	164	2
Merlin Properties Socimi SA REIT	1,100	15
Red Electrica Corp., SA	960	20
Repsol SA	1,047	21
		230
Sweden (0.1%)
Hufvudstaden AB, Class A	640	10

Switzerland (0.5%)
Barry Callebaut AG (Registered)	9	17
Clariant AG (Registered) (a)	681	18
Sika AG (Registered)	117	17
		52
United Kingdom (6.8%)
British Land Co., PLC (The) REIT	7,080	57
Derwent London PLC REIT	1,380	51
Diageo PLC	566	20
GlaxoSmithKline PLC	885	18
Great Portland Estates PLC REIT	8,080	70
Hammerson PLC REIT	1,680	10
HSBC Holdings PLC	2,294	20
John Laing Group PLC	18,975	77
Land Securities Group PLC REIT	7,897	91
National Grid PLC	10,323	107
Pennon Group PLC	1,210	11
Royal Dutch Shell PLC, Class A	644	22
Severn Trent PLC	1,855	45
Standard Chartered PLC	2,132	18
United Utilities Group PLC	4,887	45
Urban & Civic PLC	1,984	8
Weir Group PLC (The)	773	18
		688

United States (35.4%)
AbbVie, Inc.	170	16
Accenture PLC, Class A	104	18
Aetna, Inc.	107	22
Agilent Technologies, Inc.	399	28
Alphabet, Inc., Class C (a)	44	53
Amazon.com, Inc. (a)	30	60
American Homes 4 Rent, Class A REIT	310	7
American Tower Corp. REIT	956	139
American Water Works Co., Inc.	460	41
Amphenol Corp., Class A	438	41
Analog Devices, Inc.	266	25
Apartment Investment & Management Co., Class A REIT	280	12
Apple, Inc.	298	67
Arrow Electronics, Inc. (a)	219	16
AT&T, Inc.	710	24
Atmos Energy Corp.	423	40
AvalonBay Communities, Inc. REIT	299	54
Boston Properties, Inc. REIT	840	103
Boston Scientific Corp. (a)	972	37
Brixmor Property Group, Inc. REIT	2,420	42
Brookfield Property REIT, Inc. REIT	269	6
Camden Property Trust REIT	260	24
Caterpillar, Inc.	150	23
CBS Corp., Class B	319	18
Charles Schwab Corp. (The)	306	15
Charter Communications, Inc., Class A (a)	58	19
Cheniere Energy, Inc. (a)	580	40
Chevron Corp.	243	30
Cigna Corp.	112	23
Cognex Corp.	339	19
Columbia Property Trust, Inc. REIT	160	4
Comerica, Inc.	185	17
Cooper Cos., Inc. (The)	113	31
Crown Castle International Corp. REIT	876	98
CSX Corp.	506	38
Edison International	830	56
Equity Residential REIT	803	53
Essex Property Trust, Inc. REIT	100	25
Estee Lauder Cos., Inc. (The), Class A	143	21
Eversource Energy	502	31
Facebook, Inc., Class A (a)	137	23
Federal Realty Investment Trust REIT	80	10
Freeport-McMoRan, Inc.	832	12
Gilead Sciences, Inc.	234	18
Goldman Sachs Group, Inc. (The)	133	30
Halliburton Co.	600	24
Harris Corp.	244	41
HCP, Inc. REIT	835	22
Healthcare Realty Trust, Inc. REIT	290	9
Hilton Worldwide Holdings, Inc.	50	4
Host Hotels & Resorts, Inc. REIT	2,503	53
Hudson Pacific Properties, Inc. REIT	480	16
International Business Machines Corp.	286	43
Intuit, Inc.	119	27
JB Hunt Transport Services, Inc.	177	21
JBG SMITH Properties REIT	330	12

Johnson & Johnson	155	21
JPMorgan Chase & Co.	224	25
Kimco Realty Corp. REIT	639	11
Kinder Morgan, Inc.	4,700	83
Lincoln National Corp.	294	20
LyondellBasell Industries N.V., Class A	205	21
Macerich Co. (The) REIT	1,544	85
Mack-Cali Realty Corp. REIT	2,020	43
Mastercard, Inc., Class A	146	33
Merck & Co., Inc.	323	23
Microsoft Corp.	455	52
Mid-America Apartment Communities, Inc. REIT	60	6
NiSource, Inc.	568	14
Northern Trust Corp.	195	20
Paramount Group, Inc. REIT	972	15
PepsiCo, Inc.	227	25
Pfizer, Inc.	888	39
PG&E Corp.	1,330	61
Philip Morris International, Inc.	216	18
Phillips 66	169	19
ProLogis, Inc. REIT	220	15
Prudential Financial, Inc.	286	29
Public Storage REIT	22	4
QTS Realty Trust, Inc., Class A REIT	140	6
QUALCOMM, Inc.	370	27
Red Hat, Inc. (a)	148	20
Regency Centers Corp. REIT	700	45
RLJ Lodging Trust REIT	1,149	25
salesforce.com, Inc. (a)	201	32
SBA Communications Corp. REIT (a)	200	32
SEI Investments Co.	326	20
Sempra Energy	660	75
Simon Property Group, Inc. REIT	1,079	191
SL Green Realty Corp. REIT	1,346	131
Targa Resources Corp.	540	30
Textron, Inc.	340	24
Thermo Fisher Scientific, Inc.	120	29
Union Pacific Corp.	200	33
UnitedHealth Group, Inc.	110	29
Ventas, Inc. REIT	160	9
Verizon Communications, Inc.	494	26
Vornado Realty Trust REIT	1,973	144
Walt Disney Co. (The)	224	26
Westlake Chemical Corp.	181	15
Williams Cos., Inc. (The)	2,598	71
Xylem, Inc.	264	21
Yum! Brands, Inc.	244	22
		3,566
Total Common Stocks (Cost $7,319)		7,363

	Face Amount (000)		Value (000)
Sovereign (14.2%)
Australia (0.4%)
Australia Government Bond,
0.75%, 11/21/27	AUD	55	40

Canada (0.4%)
Canadian Government Real Return Bond,
1.25%, 12/1/47	CAD	20	18
3.00%, 12/1/36	22		24
			42
France (2.1%)
French Republic Government Bond OAT,
0.10%, 7/25/47 (c)	EUR	11	14
1.10%, 7/25/22	67		87
1.85%, 7/25/27	39		56
3.15%, 7/25/32	33		59
			216
Germany (0.7%)
Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/26 – 4/15/46	54		70

Italy (1.5%)
Italy Buoni Poliennali Del Tesoro,
0.10%, 5/15/22 (c)	67		75
1.30%, 5/15/28 (c)	55		61
2.55%, 9/15/41	13		16
			152
Japan (0.8%)
Japanese Government CPI Linked Bond,
0.10%, 9/10/24	JPY	8,660	79

New Zealand (0.3%)
New Zealand Government Inflation Linked Bond,
3.00%, 9/20/30	NZD	32	26

Spain (0.7%)
Spain Government Inflation Linked Bond,
0.65%, 11/30/27 (c)	EUR	12	15
1.80%, 11/30/24 (c)	42		57
			72
United Kingdom (7.3%)
United Kingdom Gilt Inflation Linked,
0.13%, 11/22/36	GBP	51	90
0.25%, 3/22/52	42		96
0.38%, 3/22/62	42		116
0.63%, 11/22/42	37		79
0.75%, 11/22/47	49		115
1.25%, 11/22/27 – 11/22/32	91		160
1.88%, 11/22/22	53		82
			738
Total Sovereign (Cost $1,464)			1,435

U.S. Treasury Securities (9.5%)
United States (9.5%)
U.S. Treasury Notes,
0.13%, 4/15/20 – 7/15/24		$573	556
0.38%, 1/15/27	194		185
0.75%, 2/15/42	60		57

1.00%, 2/15/46	72	72
3.88%, 4/15/29	67	87
Total U.S. Treasury Securities (Cost $968)		957

	Shares	Value (000)
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $266)	266,181	266
Total Investments (99.4%) (Cost $10,017) (e)(f)(g)		10,021
Other Assets in Excess of Liabilities (0.6%)		56
Net Assets (100.0%)		$10,077

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended September 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(g)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $313,000 and the aggregate gross unrealized depreciation is approximately $282,000, resulting in net unrealized appreciation of approximately $31,000.

CVA	Certificaten Van Aandelen.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	AUD	20		$15	10/3/18	$ —@
Bank of America NA	JPY	9,073		$82	10/3/18	2
Bank of America NA	NZD	19		$12	10/3/18	(—@	)
Barclays Bank PLC	CAD	55		$43	12/28/18	(—@	)
Barclays Bank PLC	NZD	18		$12	10/3/18	—@
Barclays Bank PLC		$42	CAD	55	10/3/18	—@
Barclays Bank PLC		$4	EUR	3	10/3/18	(—@	)
Barclays Bank PLC		$4	GBP	3	10/3/18	(—@	)
Barclays Bank PLC		$3	GBP	2	10/3/18	—@
Citibank NA		$1	EUR	1	10/3/18	—@
Goldman Sachs International	CAD	2		$1	10/3/18	(—@	)
HSBC Bank PLC		$10	GBP	8	12/28/18	(—@	)
JPMorgan Chase Bank NA	AUD	35		$26	10/3/18	1
JPMorgan Chase Bank NA	EUR	14		$16	10/3/18	—@
JPMorgan Chase Bank NA	GBP	3		$4	10/3/18	—@
Royal Bank of Canada	AUD	55		$40	12/28/18	(—@	)
Royal Bank of Canada	CAD	54		$41	10/3/18	(1)
Royal Bank of Canada	EUR	441		$517	12/28/18	2
Royal Bank of Canada	GBP	574		$765	10/3/18	16
Royal Bank of Canada	JPY	9,073		$81	12/28/18	—@
Royal Bank of Canada	NZD	37		$24	12/28/18	(—@	)
Royal Bank of Canada		$40	AUD	55	10/3/18	—@
Royal Bank of Canada		$514	EUR	441	10/3/18	(2)
Royal Bank of Canada		$80	JPY	9,073	10/3/18	(—@	)
Royal Bank of Canada		$24	NZD	37	10/3/18	—@
UBS AG	EUR	429		$506	10/3/18	9
UBS AG	EUR	2		$3	10/3/18	—@
UBS AG	GBP	572		$751	12/28/18	3
UBS AG		$749	GBP	572	10/3/18	(3)
						$27

@	—	Amount less than $500.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	41.9%
Equity Real Estate Investment Trusts (REITs)	20.5
Sovereign	14.3
U.S. Treasury Securities	9.5
Oil, Gas & Consumable Fuels	7.1
Real Estate Management & Development	6.7
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $27,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (95.0%)
Aerospace & Defense (1.5%)
United Technologies Corp.	16,352	$2,286

Capital Markets (1.4%)
S&P Global, Inc.	10,939	2,137

Chemicals (4.4%)
Ecolab, Inc.	15,028	2,356
Praxair, Inc.	14,215	2,285
Sherwin-Williams Co. (The)	4,894	2,228
		6,869
Commercial Services & Supplies (4.4%)
Copart, Inc. (a)	44,714	2,304
Rollins, Inc.	39,059	2,371
Waste Management, Inc.	24,370	2,202
		6,877
Construction Materials (2.7%)
Martin Marietta Materials, Inc.	10,913	1,985
Vulcan Materials Co.	19,881	2,211
		4,196
Health Care Equipment & Supplies (5.2%)
Danaher Corp.	22,750	2,472
Intuitive Surgical, Inc. (a)	9,842	5,649
		8,121
Hotels, Restaurants & Leisure (4.3%)
Starbucks Corp.	118,572	6,740

Information Technology Services (1.4%)
Broadridge Financial Solutions, Inc.	17,001	2,243

Insurance (0.8%)
Markel Corp. (a)	1,054	1,253

Internet & Direct Marketing Retail (10.5%)
Amazon.com, Inc. (a)	7,342	14,706
Booking Holdings, Inc. (a)	906	1,798
		16,504
Internet Software & Services (11.3%)
Alphabet, Inc., Class C (a)	5,165	6,164
Facebook, Inc., Class A (a)	32,863	5,405
Twitter, Inc. (a)	214,726	6,111
		17,680
Machinery (1.5%)
Fortive Corp.	27,288	2,298

Media (1.5%)
Walt Disney Co. (The)	19,564	2,288

Pharmaceuticals (5.0%)
Elanco Animal Health, Inc. (a)	114,796	4,005
Zoetis, Inc.	42,417	3,884
		7,889
Road & Rail (8.7%)
Canadian National Railway Co. (Canada)	61,101	5,487
Union Pacific Corp.	49,830	8,114
		13,601
Software (25.2%)
Activision Blizzard, Inc.	87,878	7,311
Adobe Systems, Inc. (a)	7,955	2,148
ANSYS, Inc. (a)	12,826	2,394
Constellation Software, Inc. (Canada)	3,022	2,222
Intuit, Inc.	10,468	2,380
salesforce.com, Inc. (a)	49,006	7,793
ServiceNow, Inc. (a)	26,675	5,218
SS&C Technologies Holdings, Inc.	39,444	2,242
Tyler Technologies, Inc. (a)	9,480	2,323
Workday, Inc., Class A (a)	36,462	5,323
		39,354
Textiles, Apparel & Luxury Goods (4.4%)
LVMH Moet Hennessy Louis Vuitton SE (France)	19,495	6,894

Trading Companies & Distributors (0.8%)
Watsco, Inc.	7,002	1,247
Total Common Stocks (Cost $107,642)		148,477

Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $7,484)	7,484,005	7,484
Total Investments Excluding Purchased Options (99.8%) (Cost $115,126)		155,961
Total Purchased Options Outstanding (0.1%) (Cost $359)		137
Total Investments (99.9%) (Cost $115,485) (c)(d)		156,098
Other Assets in Excess of Liabilities (0.1%)		234
Net Assets (100.0%)		$156,332

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $9,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $41,426,000 and the aggregate gross unrealized depreciation is approximately $813,000, resulting in net unrealized appreciation of approximately $40,613,000.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	26,392,104	26,392	$79	$113	$(34)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	25,978,961	25,979	1	108	(107)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	28,301,505	28,302	57	138	(81)
							$137	$359	$(222)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.9%
Software	25.2
Internet Software & Services	11.3
Internet & Direct Marketing Retail	10.6
Road & Rail	8.7
Health Care Equipment & Supplies	5.2
Pharmaceuticals	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (94.9%)
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	378,114	$33,092
Bluebird Bio, Inc. (a)	56,061	8,185
Editas Medicine, Inc. (a)	338,615	10,775
Intellia Therapeutics, Inc. (a)	449,168	12,855
Intrexon Corp. (a)(b)	743,125	12,797
		77,704
Construction Materials (2.2%)
Martin Marietta Materials, Inc.	368,613	67,069
Vulcan Materials Co.	650,150	72,297
		139,366
Health Care Equipment & Supplies (8.6%)
DexCom, Inc. (a)	1,533,933	219,414
Intuitive Surgical, Inc. (a)	560,529	321,744
		541,158
Health Care Technology (9.2%)
athenahealth, Inc. (a)	1,227,256	163,961
Veeva Systems, Inc., Class A (a)	3,782,938	411,849
		575,810
Hotels, Restaurants & Leisure (4.4%)
Starbucks Corp.	4,900,649	278,553

Internet & Direct Marketing Retail (10.7%)
Amazon.com, Inc. (a)	304,051	609,014
Netflix, Inc. (a)	168,980	63,221
		672,235
Internet Software & Services (20.7%)
Alibaba Group Holding Ltd. ADR (China) (a)	281,887	46,444
Alphabet, Inc., Class C (a)	209,218	249,695
Facebook, Inc., Class A (a)	1,331,211	218,931
IAC/InterActiveCorp (a)	438,613	95,056
MercadoLibre, Inc.	290,577	98,933
Spotify Technology SA (a)	1,268,307	229,348
Tencent Holdings Ltd. (China) (c)	1,109,200	45,794
Twitter, Inc. (a)	8,759,554	249,297
Zillow Group, Inc., Class C (a)	1,534,984	67,923
		1,301,421
Life Sciences Tools & Services (6.0%)
Illumina, Inc. (a)	1,026,732	376,872

Pharmaceuticals (0.1%)
Nektar Therapeutics (a)	116,932	7,128

Road & Rail (5.3%)
Union Pacific Corp.	2,032,704	330,985

Semiconductors & Semiconductor Equipment (0.9%)
NVIDIA Corp.	193,203	54,294

Software (21.4%)
Activision Blizzard, Inc.	3,691,894	307,129
Autodesk, Inc. (a)	633,109	98,834
salesforce.com, Inc. (a)	2,126,298	338,145
ServiceNow, Inc. (a)	1,547,651	302,767
Workday, Inc., Class A (a)	2,046,697	298,777
		1,345,652
Textiles, Apparel & Luxury Goods (4.2%)
LVMH Moet Hennessy Louis Vuitton SE (France)	746,740	264,089
Total Common Stocks (Cost $3,665,110)		5,965,267

Preferred Stocks (1.9%)
Electronic Equipment, Instruments & Components (0.3%)
Magic Leap Series C (a)(d)(e)(f) (acquisition cost - $18,812; acquired 12/22/15)	816,725	22,051

Internet & Direct Marketing Retail (1.6%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $20,638; acquired 4/16/14)	506,928	53,227
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost - $54,173; acquired 12/3/15)	1,110,729	48,817
		102,044
Total Preferred Stocks (Cost $93,623)		124,095

Short-Term Investments (3.4%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	9,365,178	9,365

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
HSBC Securities USA, Inc., (2.23%, dated 9/28/18, due 10/1/18; proceeds $1,232; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 5/15/25 - 8/15/47; valued at $1,257)	$1,232	1,232
Merrill Lynch & Co., Inc., (2.25%, dated 9/28/18, due 10/1/18; proceeds $1,068; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 2/15/42 - 11/15/45; valued at $1,089)	1,068	1,068
		2,300
Total Securities held as Collateral on Loaned Securities (Cost $11,665)		11,665

	Shares
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio - Institutional Class (g) (Cost $200,550)	200,550,000	200,550
Total Short-Term Investments (Cost $212,215)		212,215

Total Investments Excluding Purchased Options (100.2%) (Cost $3,970,948)	6,301,577
Total Purchased Options Outstanding (0.01%) (Cost $14,251)	5,456
Total Investments (100.3%) (Cost $3,985,199) Including $12,291 of Securities Loaned (h)(i)	6,307,033
Liabilities in Excess of Other Assets (-0.3%)	(21,132)
Net Assets (100.0%)	$6,285,901

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $12,291,000 and $12,491,000, respectively. The Fund received cash collateral of approximately $12,491,000, of which $11,665,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash collateral of approximately $826,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Security has been deemed illiquid at September 30, 2018.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2018 amounts to approximately $124,095,000 and represents 1.9% of net assets.

(f)

At September 30, 2018, the Fund held fair valued securities valued at approximately $124,095,000, representing 1.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $269,000 relating to the Fund’s investment in the Liquidity Funds.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,421,168,000 and the aggregate gross unrealized depreciation is approximately $99,334,000, resulting in net unrealized appreciation of approximately $2,321,834,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	1,006,048,938	1,006,049	$3,030	$4,366	$(1,336)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	993,890,548	993,891	30	4,115	(4,085)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	1,184,205,924	1,184,206	2,396	5,770	(3,374)
							$5,456	$14,251	$(8,795)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Software	21.4%
Internet Software & Services	20.7
Other**	16.6
Internet & Direct Marketing Retail	12.3
Health Care Technology	9.1
Health Care Equipment & Supplies	8.6
Life Sciences Tools & Services	6.0
Road & Rail	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.

**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund,  Inc.

Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (91.9%)
Aerospace & Defense (5.2%)
United Technologies Corp.	40,626	$5,680

Auto Components (4.2%)
Autoliv, Inc.	32,520	2,819
Veoneer, Inc. (a)	32,520	1,791
		4,610
Automobiles (3.1%)
Harley-Davidson, Inc.	75,701	3,429

Banks (1.8%)
First Hawaiian, Inc.	72,316	1,964

Chemicals (5.9%)
Mosaic Co. (The)	113,974	3,702
Nutrien Ltd. (Canada)	49,108	2,835
		6,537
Commercial Services & Supplies (2.0%)
Ritchie Bros Auctioneers, Inc. (Canada)	61,490	2,222

Diversified Financial Services (4.6%)
Berkshire Hathaway, Inc., Class B (a)	23,666	5,067

Diversified Telecommunication Services (2.1%)
AT&T, Inc.	69,908	2,347

Energy Equipment & Services (1.4%)
Dril-Quip, Inc. (a)	30,537	1,595

Health Care Equipment & Supplies (4.8%)
Intuitive Surgical, Inc. (a)	9,155	5,255

Hotels, Restaurants & Leisure (4.3%)
Habit Restaurants, Inc. (The) (a)	6,360	101
Potbelly Corp. (a)	120,555	1,483
Starbucks Corp.	55,128	3,134
		4,718
Internet & Direct Marketing Retail (9.5%)
Amazon.com, Inc. (a)	5,203	10,422

Internet Software & Services (11.1%)
Alphabet, Inc., Class C (a)	4,275	5,102
Facebook, Inc., Class A (a)	24,493	4,028
Twitter, Inc. (a)	107,577	3,062
		12,192
Machinery (2.7%)
Welbilt, Inc. (a)	144,009	3,007

Multi-Line Retail (2.6%)
Dillard’s, Inc., Class A (b)	37,730	2,880

Pharmaceuticals (2.5%)
Novo Nordisk A/S Series B (Denmark)	58,024	2,732

Road & Rail (5.7%)
Union Pacific Corp.	38,340	6,243

Software (6.2%)
Activision Blizzard, Inc.	40,326	3,355
salesforce.com, Inc. (a)	22,071	3,510
		6,865
Specialty Retail (5.8%)
CarMax, Inc. (a)	41,954	3,133
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,711	3,304
		6,437
Textiles, Apparel & Luxury Goods (4.1%)
LVMH Moet Hennessy Louis Vuitton SE (France)	12,610	4,459

Trading Companies & Distributors (2.3%)
Fastenal Co.	42,876	2,488
Total Common Stocks (Cost $88,984)		101,149

Short-Term Investments (8.4%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	207,312	207

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
HSBC Securities USA, Inc., (2.23%, dated 9/28/18, due 10/1/18; proceeds $27; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 5/15/25 - 8/15/47; valued at $28)	$27	27
Merrill Lynch & Co., Inc., (2.25%, dated 9/28/18, due 10/1/18; proceeds $24; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 2/15/42 - 11/15/45; valued at $24)	24	24
		51
Total Securities held as Collateral on Loaned Securities (Cost $258)		258

	Shares
Investment Company (8.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $8,978)	8,977,979	8,978
Total Short-Term Investments (Cost $9,236)		9,236

Total Investments Excluding Purchased Options (100.3%) (Cost $98,220)	110,385
Total Purchased Options Outstanding (0.0%) (Cost $100)	42
Total Investments (100.3%) (Cost $98,320) Including $1,939 of Securities Loaned (d)(e)	110,427
Liabilities in Excess of Other Assets (-0.3%)	(342)
Net Assets (100.0%)	$110,085

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $1,939,000 and $2,007,000, respectively. The Fund received cash collateral of approximately $277,000, of which approximately $258,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash collateral of approximately $19,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,730,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $21,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,101,000 and the aggregate gross unrealized depreciation is approximately $2,994,000, resulting in net unrealized appreciation of approximately $12,107,000.

Call Option Purchased:

The Fund had the following call option purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	20,514,560	20,515	$42	$100	$(58)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	42.5%
Internet Software & Services	11.1
Internet & Direct Marketing Retail	9.5
Short-Term Investment	8.1
Software	6.2
Chemicals	5.9
Specialty Retail	5.8
Road & Rail	5.7
Aerospace & Defense	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.

**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (91.6%)
Banks (1.5%)
Metro Bank PLC (United Kingdom) (a)	117,393	$4,551

Biotechnology (1.7%)
Agios Pharmaceuticals, Inc. (a)	10,957	845
Bellicum Pharmaceuticals, Inc. (a)	77,186	475
Editas Medicine, Inc. (a)	52,711	1,677
Intellia Therapeutics, Inc. (a)	49,989	1,431
Intrexon Corp. (a)(b)	37,099	639
		5,067
Construction Materials (1.4%)
Eagle Materials, Inc.	49,230	4,196

Diversified Consumer Services (1.3%)
Chegg, Inc. (a)	136,216	3,873

Health Care Equipment & Supplies (4.5%)
Penumbra, Inc. (a)	89,498	13,398

Health Care Providers & Services (7.3%)
HealthEquity, Inc. (a)	230,910	21,800

Health Care Technology (3.9%)
athenahealth, Inc. (a)	86,193	11,515

Hotels, Restaurants & Leisure (13.6%)
Habit Restaurants, Inc. (The) (a)	651,892	10,398
Lindblad Expeditions Holdings, Inc. (a)	234,102	3,481
Potbelly Corp. (a)	475,558	5,849
Shake Shack, Inc., Class A (a)	249,046	15,692
Zoe’s Kitchen, Inc. (a)(b)	401,450	5,107
		40,527
Household Durables (0.9%)
Installed Building Products, Inc. (a)	66,352	2,588

Insurance (1.5%)
Trupanion, Inc. (a)(b)	123,521	4,414

Interactive Media & Services (1.1%)
Eventbrite, Inc., Class A (a)	85,891	3,261

Internet & Direct Marketing Retail (3.7%)
MakeMyTrip Ltd. (a)	154,504	4,241
Overstock.com, Inc. (a)(b)	248,888	6,894
		11,135
Internet Software & Services (25.1%)
Appfolio, Inc. (a)	47,170	3,698
Coupa Software, Inc. (a)	275,591	21,799
Etsy, Inc. (a)	83,728	4,302
GTT Communications, Inc. (a)(b)	101,079	4,387
MongoDB, Inc. (a)	51,419	4,193
Okta, Inc. (a)	192,589	13,551
Shutterstock, Inc.	78,486	4,284

Stamps.com, Inc. (a)	18,627	4,213
Wix.com Ltd. (Israel) (a)	36,900	4,417
Yelp, Inc. (a)	198,217	9,752
		74,596
Life Sciences Tools & Services (1.0%)
NanoString Technologies, Inc. (a)	162,816	2,903

Media (1.2%)
Emerald Expositions Events, Inc.	208,327	3,433

Pharmaceuticals (0.5%)
Intersect ENT, Inc. (a)	49,346	1,419

Professional Services (2.8%)
WageWorks, Inc. (a)	195,515	8,358

Real Estate Management & Development (1.4%)
Redfin Corp. (a)(b)	223,224	4,174

Software (10.2%)
Ellie Mae, Inc. (a)	139,168	13,189
Smartsheet, Inc., Class A (a)	144,399	4,514
SVMK, Inc. (a)	216,072	3,464
Workiva, Inc. (a)	111,020	4,385
Xero Ltd. (New Zealand) (a)	135,125	4,786
		30,338
Specialty Retail (3.0%)
Carvana Co. (a)	150,761	8,909

Textiles, Apparel & Luxury Goods (1.4%)
Brunello Cucinelli SpA (Italy)	109,017	4,247

Thrifts & Mortgage Finance (1.4%)
LendingTree, Inc. (a)(b)	18,527	4,263

Trading Companies & Distributors (1.2%)
Beacon Roofing Supply, Inc. (a)	94,067	3,404
Total Common Stocks (Cost $213,859)		272,369

Preferred Stocks (4.7%)
Health Care Technology (2.8%)
Grand Rounds, Inc. Series B (a)(c)(d)(e) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	8,173

Software (1.9%)
DOMO, Inc. Series D (a) (acquisition cost - $10,559; acquired 1/31/14 - 2/7/14)	170,314	3,525
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	2,112
		5,637
Total Preferred Stocks (Cost $27,397)		13,810

Short-Term Investments (11.9%)
Securities held as Collateral on Loaned Securities (7.8%)
Investment Company (6.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	18,696,431	18,697

	Face Amount (000)	Value (000)
Repurchase Agreements (1.5%)
HSBC Securities USA, Inc., (2.23%, dated 9/28/18, due 10/1/18; proceeds $2,461; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 5/15/25 - 8/15/47; valued at $2,509)	$2,460	2,460
Merrill Lynch & Co., Inc., (2.25%, dated 9/28/18, due 10/1/18; proceeds $2,132; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 2/15/42 - 11/15/45; valued at $2,175)	2,132	2,132
		4,592
Total Securities held as Collateral on Loaned Securities (Cost $23,289)		23,289

	Shares
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $12,164)	12,163,932	12,164
Total Short-Term Investments (Cost $35,453)		35,453
Total Investments Excluding Purchased Options (108.2%) (Cost $276,709)		321,632
Total Purchased Options Outstanding (0.1%) (Cost $1,000)		331
Total Investments (108.3%) (Cost $277,709) Including $24,951 of Securities Loaned (g)(h)		321,963
Liabilities in Excess of Other Assets (-8.3%)		(24,596)
Net Assets (100.0%)		$297,367

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $24,951,000 and $25,377,000, respectively. The Fund received cash collateral of approximately $24,936,000, of which approximately 23,289,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash collateral of approximately $1,647,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $441,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)

At September 30, 2018, the Fund held fair valued securities valued at approximately $10,285,000, representing 3.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)	Security has been deemed illiquid at September 30, 2018.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2018 amounts to approximately $10,285,000 and represents 3.5% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $18,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund engaged in cross-trade sale of approximately $4,502,000 and gains of approximately $1,669,000.

(h)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $77,427,000 and the aggregate gross unrealized depreciation is approximately $33,173,000, resulting in net unrealized appreciation of approximately $44,254,000.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	67,676,212	67,676	$204	$294	$(90)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	98,365,333	98,365	3	407	(404)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	61,460,957	61,461	124	299	(175)
							$331	$1,000	$(669)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	35.4%
Internet Software & Services	25.0
Hotels, Restaurants & Leisure	13.6
Software	12.1
Health Care Providers & Services	7.3
Health Care Technology	6.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.

**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Aerospace & Defense (3.8%)
Northrop Grumman Corp.	1,605	$509

Banks (5.5%)
JPMorgan Chase & Co.	6,450	728

Beverages (8.1%)
Constellation Brands, Inc., Class A	3,568	769
Monster Beverage Corp. (a)	5,382	314
		1,083
Biotechnology (1.5%)
Amgen, Inc.	966	200

Capital Markets (8.9%)
Ameriprise Financial, Inc.	2,384	352
Northern Trust Corp.	4,569	467
Raymond James Financial, Inc.	3,913	360
		1,179
Electrical Equipment (0.9%)
Emerson Electric Co.	1,495	114

Energy Equipment & Services (2.9%)
National Oilwell Varco, Inc.	9,038	389

Health Care Equipment & Supplies (4.7%)
Danaher Corp.	5,689	618

Health Care Providers & Services (9.8%)
Cigna Corp.	3,061	638
CVS Health Corp.	4,413	347
Laboratory Corp. of America Holdings (a)	1,835	319
		1,304
Hotels, Restaurants & Leisure (8.2%)
Hilton Worldwide Holdings, Inc.	3,821	309
McDonald’s Corp.	2,171	363
Starbucks Corp.	7,243	412
		1,084
Information Technology Services (7.8%)
Mastercard, Inc., Class A	4,680	1,042

Internet Software & Services (8.6%)
Alphabet, Inc., Class A (a)	614	741
Facebook, Inc., Class A (a)	2,422	398
		1,139
Machinery (4.0%)
Illinois Tool Works, Inc.	3,797	536

Media (0.5%)
Comcast Corp., Class A	1,915	68

Multi-Line Retail (1.7%)
Target Corp.	2,515	222

Oil, Gas & Consumable Fuels (6.8%)
Continental Resources, Inc. (a)	7,595	519
Royal Dutch Shell PLC ADR (United Kingdom)	5,655	385
		904
Personal Products (2.7%)
Estee Lauder Cos., Inc. (The), Class A	2,449	356

Software (6.5%)
Microsoft Corp.	3,525	403
VMware, Inc., Class A (a)	2,957	462
		865
Tech Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	3,624	818
Total Common Stocks (Cost $10,396)		13,158

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $67)	66,935	67
Total Investments (99.6%) (Cost $10,463) (c)(d)		13,225
Other Assets in Excess of Liabilities (0.4%)		58
Net Assets (100.0%)		$13,283

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,831,000 and the aggregate gross unrealized depreciation is approximately $69,000, resulting in net unrealized appreciation of approximately $2,762,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.3%
Health Care Providers & Services	9.9
Capital Markets	8.9
Internet Software & Services	8.6
Hotels, Restaurants & Leisure	8.2
Beverages	8.2
Information Technology Services	7.9
Oil, Gas & Consumable Fuels	6.8
Software	6.5
Tech Hardware, Storage & Peripherals	6.2
Banks	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Apartments (14.8%)
American Campus Communities, Inc. REIT	60,670	$2,497
Apartment Investment & Management Co., Class A REIT	53,480	2,360
AvalonBay Communities, Inc. REIT	76,926	13,935
Camden Property Trust REIT	65,453	6,124
Equity Residential REIT	146,431	9,703
Essex Property Trust, Inc. REIT	18,374	4,533
Mid-America Apartment Communities, Inc. REIT	47,102	4,719
UDR, Inc. REIT	58,811	2,378
		46,249
Commercial Financing (0.3%)
Blackstone Mortgage Trust, Inc., Class A REIT	27,010	905

Data Centers (2.7%)
Digital Realty Trust, Inc. REIT	36,190	4,071
QTS Realty Trust, Inc., Class A REIT	101,618	4,336
		8,407
Diversified (5.1%)
JBG SMITH Properties REIT	57,804	2,129
Lexington Realty Trust REIT	29,612	246
Vornado Realty Trust REIT	184,114	13,440
		15,815
Health Care (7.2%)
HCP, Inc. REIT	197,117	5,188
Healthcare Realty Trust, Inc. REIT	261,014	7,638
Healthcare Trust of America, Inc., Class A REIT	86,984	2,320
Ventas, Inc. REIT	63,809	3,470
Welltower, Inc. REIT	58,569	3,767
		22,383
Industrial (5.5%)
Duke Realty Corp. REIT	28,585	811
Exeter Industrial Value Fund, LP (a)(b)(c)(d)	7,905,000	580
Liberty Property Trust REIT	3,107	131
ProLogis, Inc. REIT	233,299	15,816
		17,338
Lodging/Resorts (8.2%)
Chesapeake Lodging Trust REIT	142,454	4,568
DiamondRock Hospitality Co. REIT	29,531	345
Hilton Worldwide Holdings, Inc.	5,083	411
Host Hotels & Resorts, Inc. REIT	585,748	12,359
RLJ Lodging Trust REIT	354,757	7,815
		25,498
Office (25.4%)
Alexandria Real Estate Equities, Inc. REIT	26,847	3,377
Boston Properties, Inc. REIT	169,633	20,880
Brandywine Realty Trust REIT	145,101	2,281
Columbia Property Trust, Inc. REIT	98,323	2,324
Corporate Office Properties Trust REIT	67,796	2,022
Cousins Properties, Inc. REIT	198,825	1,768

Douglas Emmett, Inc. REIT	21,961	828
Empire State Realty Trust, Inc., Class A REIT	70,800	1,176
Hudson Pacific Properties, Inc. REIT	109,105	3,570
Kilroy Realty Corp. REIT	46,363	3,324
Mack-Cali Realty Corp. REIT	266,037	5,656
Paramount Group, Inc. REIT	588,244	8,877
SL Green Realty Corp. REIT	221,147	21,568
Tier REIT, Inc. REIT	64,594	1,557
		79,208
Regional Malls (14.6%)
Brookfield Property REIT, Inc. REIT	60,464	1,266
Macerich Co. (The) REIT	168,410	9,311
Pennsylvania Real Estate Investment Trust REIT	68,321	646
Simon Property Group, Inc. REIT	194,540	34,385
		45,608
Self Storage (4.5%)
CubeSmart REIT	143,709	4,100
Extra Space Storage, Inc. REIT	30,730	2,662
Life Storage, Inc. REIT	15,139	1,441
Public Storage REIT	29,899	6,029
		14,232
Shopping Centers (6.7%)
Brixmor Property Group, Inc. REIT	389,116	6,813
Federal Realty Investment Trust REIT	6,929	876
Kimco Realty Corp. REIT	122,496	2,051
Regency Centers Corp. REIT	174,946	11,314
		21,054
Single Family Homes (3.0%)
American Homes 4 Rent, Class A REIT	273,376	5,984
Invitation Homes, Inc. REIT	152,507	3,494
		9,478
Specialty (1.0%)
Gaming and Leisure Properties, Inc. REIT	90,613	3,194
Total Common Stocks (Cost $243,573)		309,369

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds -Treasury Portfolio - Institutional Class (e) (Cost $2,497)	2,497,472	2,497
Total Investments (99.8%) (Cost $246,070) (f)(g)		311,866
Other Assets in Excess of Liabilities (0.2%)		518
Net Assets (100.0%)		$312,384

(a)

At September 30, 2018, the Fund held a fair valued security valued at approximately $580,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(b)	Security has been deemed illiquid at September 30, 2018.
(c)	Non-income producing security.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $0. At September 30, 2018, these securities had an aggregate market value of approximately $580,000 representing 0.2% of net assets.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $66,992,000 and the aggregate gross unrealized depreciation is approximately $1,196,000, resulting in net unrealized appreciation of approximately $65,796,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Office	25.4%
Apartments	14.8
Regional Malls	14.6
Other*	12.4
Lodging/Resorts	8.2
Health Care	7.2
Shopping Centers	6.7
Industrial	5.6
Diversified	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (90.6%)
Angola (0.9%)
Sovereign (0.9%)
Angolan Government International Bond,
9.38%, 5/8/48 (a)		$220	$233

Argentina (4.7%)
Corporate Bonds (3.1%)
Banco Macro SA,
17.50%, 5/8/22 (a)	ARS	1,080	16
Provincia de Buenos Aires,
BADLAR + 3.83%, 45.78%, 5/31/22 (b)		2,440	53
Provincia de Cordoba,
7.45%, 9/1/24 (a)		$170	147
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)		230	182
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 47.02%, 6/9/21 (b)	ARS	3,570	76
Provincia de Rio Negro,
7.75%, 12/7/25 (a)		$150	113
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		240	186
			773
Sovereign (1.6%)
Argentine Bonos del Tesoro,
18.20%, 10/3/21	ARS	634	12
Argentine Republic Government International Bond,
6.88%, 4/22/21 — 1/11/48		$360	307
7.13%, 12/31/99		100	78
			397
			1,170
Bahrain (0.8%)
Sovereign (0.8%)
Bahrain Government International Bond,
7.00%, 10/12/28		200	199

Belarus (0.8%)
Sovereign (0.8%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)		200	194

Brazil (7.1%)
Corporate Bonds (2.4%)
Cosan Luxembourg SA,
7.00%, 1/20/27 (a)		240	238
Hidrovias International Finance SARL,
5.95%, 1/24/25 (a)		200	183
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)		200	178
			599

Sovereign (4.7%)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21 — 1/1/27	BRL	5,012	1,187
			1,786
Chile (0.8%)
Corporate Bond (0.8%)
Geopark Ltd.,
6.50%, 9/21/24 (a)		$200	202

Colombia (5.0%)
Corporate Bonds (2.7%)
Canacol Energy Ltd.,
7.25%, 5/3/25 (a)		200	194
Millicom International Cellular SA,
6.00%, 3/15/25		485	490
			684
Sovereign (2.3%)
Colombian TES,
7.00%, 5/4/22	COP	302,700	107
7.50%, 8/26/26		350,000	124
7.75%, 9/18/30		30,000	11
10.00%, 7/24/24		847,300	337
			579
			1,263
Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond,
7.16%, 3/12/45		$200	176

Dominican Republic (1.8%)
Corporate Bond (0.8%)
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, (Units)
7.95%, 5/11/26 (a)(c)		200	208

Sovereign (1.0%)
Dominican Republic International Bond,
6.00%, 7/19/28 (a)		150	153
6.88%, 1/29/26 (a)		100	107
			260
			468
Ecuador (1.5%)
Sovereign (1.5%)
Ecuador Government International Bond,
8.88%, 10/23/27		410	390

Egypt (1.2%)
Sovereign (1.2%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	100	112
7.90%, 2/21/48 (a)		$200	191
			303

El Salvador (0.3%)
Sovereign (0.3%)
El Salvador Government International Bond,
8.63%, 2/28/29 (a)		80	85

Georgia (0.8%)
Corporate Bond (0.8%)
Bank of Georgia JSC,
11.00%, 6/1/20 (a)	GEL	500	193

Ghana (2.0%)
Sovereign (2.0%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)		$260	261
10.75%, 10/14/30		200	250
			511
Guatemala (0.8%)
Sovereign (0.8%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)		200	191

Hungary (1.4%)
Sovereign (1.4%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	105,000	362
5.50%, 6/24/25		970	4
			366
India (0.8%)
Corporate Bond (0.8%)
Neerg Energy Ltd.,
6.00%, 2/13/22		$200	194

Indonesia (6.3%)
Corporate Bonds (1.5%)
Jababeka International BV,
6.50%, 10/5/23 (a)		260	216
Soechi Capital Pte Ltd.,
8.38%, 1/31/23 (a)		200	168
			384
Sovereign (4.8%)
Indonesia Treasury Bond,
7.50%, 8/15/32	IDR	2,095,000	132
8.75%, 5/15/31		1,310,000	91
9.00%, 3/15/29		10,990,000	783
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (a)		$200	208
			1,214
			1,598

Iraq (0.8%)
Sovereign (0.8%)
Iraq International Bond,
6.75%, 3/9/23 (a)		200	200

Israel (1.2%)
Corporate Bond (1.2%)
Teva Pharmaceutical Finance Netherlands III BV,
6.75%, 3/1/28		300	317

Jamaica (0.5%)
Sovereign (0.5%)
Jamaica Government International Bond,
8.00%, 3/15/39		100	116

Jordan (0.7%)
Sovereign (0.7%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		200	189

Kazakhstan (2.4%)
Corporate Bond (0.8%)
Nostrum Oil & Gas Finance BV,
7.00%, 2/16/25 (a)		230	203

Sovereign (1.6%)
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)		380	400
			603
Kenya (0.8%)
Sovereign (0.8%)
Kenya Government International Bond,
8.25%, 2/28/48 (a)		200	194

Malaysia (1.9%)
Sovereign (1.9%)
Malaysia Government Bond,
3.66%, 10/15/20	MYR	137	33
3.96%, 9/15/25		339	82
4.16%, 7/15/21		875	215
4.18%, 7/15/24		124	30
4.23%, 6/30/31		246	58
4.50%, 4/15/30		249	60
			478
Mexico (11.5%)
Corporate Bonds (2.3%)
Alpha Holding SA de CV,
10.00%, 12/19/22 (a)		$200	174
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		250	224
Unifin Financiera SAB de CV SOFOM ENR,
8.88%, 1/29/25 (a)(d)		200	188
			586

Sovereign (9.2%)
Mexican Bonos,
10.00%, 12/5/24	MXN	4,600	273
Series M
6.50%, 6/10/21		18,450	957
8.00%, 6/11/20 — 12/7/23		7,672	412
10.00%, 12/5/24		1,388	82
Petroleos Mexicanos,
6.35%, 2/12/48 (a)		$100	92
6.50%, 3/13/27		400	410
6.75%, 9/21/47		100	96
			2,322
			2,908
Mongolia (0.9%)
Sovereign (0.9%)
Mongolia Government International Bond,
8.75%, 3/9/24 (a)		200	219

Nigeria (6.2%)
Corporate Bonds (3.1%)
Fidelity Bank PLC,
10.50%, 10/16/22 (a)		200	205
United Bank for Africa PLC,
7.75%, 6/8/22 (a)		340	341
Zenith Bank PLC,
6.25%, 4/22/19		240	242
			788
Sovereign (3.1%)
Nigeria Government International Bond,
6.38%, 7/12/23		400	407
6.50%, 11/28/27 (a)		200	193
7.14%, 2/23/30 (a)		200	196
			796
			1,584
Panama (1.6%)
Corporate Bond (0.8%)
Multibank, Inc.,
4.38%, 11/9/22 (a)		200	199

Sovereign (0.8%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)		200	207
			406
Paraguay (0.8%)
Sovereign (0.8%)
Paraguay Government International Bond,
4.70%, 3/27/27 (a)		200	200

Peru (0.4%)
Sovereign (0.4%)
Peruvian Government International Bond, (Units)
6.35%, 8/12/28 (c)	PEN	359	115

Poland (3.9%)
Sovereign (3.9%)
Republic of Poland Government Bond,
3.25%, 7/25/25	PLN	1,214	335
4.00%, 10/25/23		1,815	526
5.75%, 10/25/21 — 9/23/22		400	122
			983
Romania (0.5%)
Sovereign (0.5%)
Romania Government Bond,
4.75%, 2/24/25	RON	500	127

Russia (3.1%)
Corporate Bond (0.8%)
Sibur Securities DAC,
4.13%, 10/5/23 (a)		$220	206

Sovereign (2.3%)
Russian Federal Bond - OFZ,
7.00%, 1/25/23 — 8/16/23	RUB	17,480	257
7.60%, 7/20/22		9,800	148
7.75%, 9/16/26		12,171	180
			585
			791
Senegal (0.7%)
Sovereign (0.7%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		$200	187

South Africa (5.7%)
Corporate Bond (0.8%)
SASOL Financing USA LLC,
6.50%, 9/27/28		200	203

Sovereign (4.9%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		200	193
8.45%, 8/10/28 (a)		200	201
Republic of South Africa Government Bond,
8.25%, 3/31/32	ZAR	2,012	128
8.75%, 1/31/44		820	52
9.00%, 1/31/40		1,500	98
South Africa Government Bond,
6.75%, 3/31/21		770	53
8.00%, 1/31/30		8,171	522
			1,247
			1,450

Sri Lanka (0.8%)
Sovereign (0.8%)
Sri Lanka Government International Bond,
6.75%, 4/18/28		$200	194

Tanzania, United Republic of (0.8%)
Corporate Bond (0.8%)
HTA Group Ltd.,
9.13%, 3/8/22 (a)		200	206

Thailand (0.6%)
Sovereign (0.6%)
Thailand Government Bond,
4.88%, 6/22/29	THB	4,500	164

Turkey (2.0%)
Sovereign (2.0%)
Turkey Government Bond,
8.00%, 3/12/25	TRY	133	14
10.60%, 2/11/26		2,000	227
11.00%, 2/24/27		2,400	278
			519
Ukraine (3.2%)
Sovereign (3.2%)
Ukraine Government International Bond,
7.38%, 9/25/32 (a)		$600	524
7.75%, 9/1/23		300	295
			819
United Arab Emirates (0.8%)
Corporate Bond (0.8%)
DP World Ltd.,
5.63%, 9/25/48 (a)		200	199

Venezuela (1.1%)
Sovereign (1.1%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (e)(f)		1,222	267
Total Fixed Income Securities (Cost $24,525)			22,957

No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00%, expires 4/15/20 (b)(g) (Cost $—)	495	1

	Shares	Value (000)
Short-Term Investments (7.6%)
United States (5.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $1,328)	1,327,693	1,328

	Face Amount (000)
Egypt (2.3%)
Sovereign (2.3%)
Egypt Treasury Bills,
16.40%, 3/5/19	EGP	5,500	284
16.57%, 3/5/19		5,625	291
Total Sovereign (Cost $592)			575

U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
2.02%, 11/1/18 (i)(Cost $30)		$30	30
Total Short-Term Investments (Cost $1,950)			1,933
Total Investments (98.2%) (Cost $26,475) (j)(k)(l)			24,891
Other Assets in Excess of Liabilities (1.8%)			446
Net Assets (100.0%)			$25,337

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	Consists of one or more classes of securities traded together as a unit.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2018.

(e)	Non-income producing security; bond in default.
(f)	Issuer in bankruptcy.
(g)	Security has been deemed illiquid at September 30, 2018.
(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at September 30, 2018.
(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(k)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(l)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $316,000 and the aggregate gross unrealized depreciation is approximately $1,914,000, resulting in net unrealized depreciation of approximately $1,598,000.

BADLAR	Buenos Aires Deposits of Large Amount Rate.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	BRL	1,457		$364	10/2/18	$3
JPMorgan Chase Bank NA	BRL	1,457		$355	10/2/18	(6)
JPMorgan Chase Bank NA		$364	BRL	1,457	10/2/18	(3)
JPMorgan Chase Bank NA		$355	BRL	1,457	10/2/18	6
JPMorgan Chase Bank NA	CLP	234,000		$354	10/4/18	(1)
JPMorgan Chase Bank NA		$86	CLP	57,000	10/4/18	1
JPMorgan Chase Bank NA		$136	CLP	91,900	10/4/18	3
JPMorgan Chase Bank NA		$128	CLP	85,100	10/4/18	2
JPMorgan Chase Bank NA	EUR	100		$117	10/10/18	1
Bank of America NA	MXN	13,760		$706	10/12/18	(28)
BNP Paribas SA		$92	TRY	627	10/12/18	11
Bank of America NA		$107	RON	429	10/19/18	(—@ )
JPMorgan Chase Bank NA		$27	COP	83,250	10/19/18	1
BNP Paribas SA		$320	THB	10,350	10/29/18	—@
UBS AG	HUF	28,960		$105	10/29/18	1
JPMorgan Chase Bank NA	BRL	1,457		$354	11/5/18	(6)
JPMorgan Chase Bank NA		$355	CLP	234,000	11/15/18	1
						$(14)

@		Value is less than $500.
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GEL	—	Georgian Lari
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	67.5%
Corporate Bonds	24.7
Short-Term Investments	7.8
Other*	0.0	**
Total Investments	100.0	%***

*	Industries and/or investment types representing less than 5% of total investments.
**	Amount is less than 0.05%.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $14,000.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2018 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset
Assets:
Common Stocks
Banks	$1,901	$—	$—	$1,901
Consumer Finance	2,355	—	—	2,355
Equity Real Estate Investment Trusts (REITs)	1	—	—	1
Metals & Mining	—@	—	—	—@
Semiconductors & Semiconductor Equipment	—	—	1	1
Thrifts & Mortgage Finance	1	—	—	1
Total Common Stocks	4,258	—	1	4,259
Fixed Income Securities
Sovereign	—	13,927	—	13,927
U.S. Treasury Securities	—	11,487	—	11,487
Total Fixed Income Securities	—	25,414	—	25,414
Short-Term Investments
Investment Company	9,134	—	—	9,134
U.S. Treasury Securities	—	8,471	—	8,471
Total Short-Term Investments	9,134	8,471	—	17,605
Foreign Currency Forward Exchange Contracts	—	1,575	—	1,575
Futures Contracts	238	—	—	238
Total Return Swap Agreements	—	182	—	182
Total Assets	13,630	35,642	1	49,273
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,207)	—	(1,207)
Futures Contracts	(74)	—	—	(74)
Interest Rate Swap Agreements	—	(164)	—	(164)
Total Return Swap Agreements	—	(158)	—	(158)
Total Liabilities	(74)	(1,529)	—	(1,603)
Total	$13,556	$34,113	$1	$47,670

@            Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi-Asset	Common Stock (000)
Beginning Balance	$1
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation	(—@	)
Realized (losses)	—
Ending Balance	$1

Net change in unrealized (depreciation) from investments still held as of September 30, 2018	$ (—@	)

@            Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018:

Multi-Asset	Fair Value at September 30, 2018 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in input
Common Stock

	$1	Tangible Net Asset Value Method	Tangible Net Asset Value Per Share	$0.004	Increase

			Discount for Recoverability of Certain Assets	75.0%	Decrease

* Amount if indicative of the weighted average.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$4,065	$—	$—	$4,065
Air Freight & Logistics	514	—	—	514
Airlines	643	—	—	643
Auto Components	2,037	—	—	2,037
Automobiles	5,981	—	—	5,981
Banks	14,282	—	—	14,282
Beverages	4,048	—	—	4,048
Biotechnology	4,826	—	—	4,826
Building Products	1,400	—	—	1,400
Capital Markets	2,372	—	—	2,372
Chemicals	4,041	—	—	4,041
Commercial Services & Supplies	674	—	—	674
Communications Equipment	2,221	—	—	2,221
Construction & Engineering	1,806	—	—	1,806
Construction Materials	1,966	—	—	1,966
Diversified Financial Services	1,158	—	—	1,158
Diversified Telecommunication Services	621	—	—	621
Electric Utilities	803	—	—	803
Electrical Equipment	1,380	—	—	1,380
Electronic Equipment, Instruments & Components	5,900	—	—	5,900
Energy Equipment & Services	2,641	—	—	2,641
Equity Real Estate Investment Trusts (REITs)	1,379	—	—	1,379
Food & Staples Retailing	2,565	—	—	2,565
Food Products	6,923	—	—	6,923
Gas Utilities	197	—	—	197
Health Care Equipment & Supplies	5,157	—	—	5,157
Health Care Providers & Services	967	—	—	967
Hotels, Restaurants & Leisure	2,631	—	—	2,631
Household Durables	1,496	—	—	1,496
Household Products	2,743	—	—	2,743
Independent Power & Renewable Electricity Producers	99	—	—	99
Industrial Conglomerates	898	—	—	898
Information Technology Services	4,371	—	—	4,371
Insurance	7,594	—	—	7,594
Internet & Direct Marketing Retail	1,796	—	—	1,796
Internet Software & Services	8,956	—	—	8,956
Leisure Products	536	—	—	536
Life Sciences Tools & Services	1,545	—	—	1,545
Machinery	4,808	—	—	4,808
Media	1,220	—	—	1,220
Metals & Mining	1,588	—	—	1,588
Multi-Line Retail	854	—	—	854
Multi-Utilities	1,029	—	—	1,029
Oil, Gas & Consumable Fuels	5,137	—	—	5,137
Paper & Forest Products	1,062	—	—	1,062
Personal Products	6,847	—	—	6,847
Pharmaceuticals	19,448	—	—	19,448
Professional Services	4,138	—	—	4,138
Real Estate Management & Development	2,775	—	—@	2,775
Road & Rail	1,124	—	—	1,124
Semiconductors & Semiconductor Equipment	3,457	—	—	3,457
Software	6,288	—	—	6,288
Specialty Retail	1,048	—	—	1,048
Tech Hardware, Storage & Peripherals	794	—	—	794
Textiles, Apparel & Luxury Goods	3,000	—	—	3,000
Thrifts & Mortgage Finance	968	—	—	968
Tobacco	3,256	—	—	3,256
Trading Companies & Distributors	2,565	—	—	2,565
Transportation Infrastructure	828	—	—	828
Wireless Telecommunication Services	1,003	—	—	1,003
Total Common Stocks	186,469	—	—@	186,469
Short-Term Investments
Investment Company	14,676	—	—	14,676
Repurchase Agreements	—	93	—	93
Total Short-Term Investments	14,676	93	—	14,769
Foreign Currency Forward Exchange Contracts	—	36	—	36
Futures Contract	6	—	—	6
Total Assets	201,151	129	—@	201,280
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(35)	—	(35)
Futures Contracts	(24)	—	—	(24)
Total Liabilities	(24)	(35)	—	(59)
Total	$201,127	$94	$ —@	$201,221

@            Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Active International Allocation	Common Stock (000)
Beginning Balance	$ —@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—@	)
Realized gains (losses)	—
Ending Balance	$ —@

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$ (—@	)

@            Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Automobiles	$378	$—	$—	$378
Banks	3,590	—	—	3,590
Beverages	7,318	—	—	7,318
Diversified Consumer Services	1,872	—	—	1,872
Electronic Equipment, Instruments & Components	1,027	—	—	1,027
Food Products	4,069	—	—	4,069
Hotels, Restaurants & Leisure	2,805	137	—	2,942
Household Durables	2,168	—	—	2,168
Insurance	2,192	—	—	2,192
Internet & Direct Marketing Retail	1,016	—	—	1,016
Internet Software & Services	6,808	—	—	6,808
Pharmaceuticals	1,512	—	—	1,512
Semiconductors & Semiconductor Equipment	3,188	—	—	3,188
Textiles, Apparel & Luxury Goods	2,103	—	—	2,103
Total Common Stocks	40,046	137	—	40,183
Call Options Purchased	—	39	—	39
Short-Term Investments
Investment Company	3,704	—	—	3,704
Repurchase Agreements	—	72	—	72
Total Short-Term Investments	3,704	72	—	3,776
Total Assets	$43,750	$248	$—	$43,998

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Automobiles	$34,912	$—	$—	$34,912
Banks	287,557	—	—	287,557
Beverages	36,041	—	—	36,041
Biotechnology	3,738	—	—	3,738
Capital Markets	8,980	—	—	8,980
Construction & Engineering	2,542	—	—	2,542
Construction Materials	20,437	—	—	20,437
Distributors	2,420	—	—	2,420
Diversified Consumer Services	10,494	—	—	10,494
Diversified Financial Services	5,264	—	—	5,264
Diversified Telecommunication Services	14,081	—	—	14,081
Electronic Equipment, Instruments & Components	10,462	—	—	10,462
Food & Staples Retailing	50,651	3,460	—	54,111
Food Products	26,403	—	—	26,403
Health Care Providers & Services	13,417	2,827	—	16,244
Hotels, Restaurants & Leisure	21,655	—	—	21,655
Household Durables	2,718	—	—	2,718
Household Products	9,960	—	—	9,960
Industrial Conglomerates	31,030	—	—	31,030
Information Technology Services	8,467	—	—	8,467
Insurance	27,060	—	—	27,060
Internet Software & Services	107,099	—	—	107,099
Machinery	11,755	—	—	11,755
Media	9,792	—	—	9,792
Metals & Mining	9,000	—	—	9,000
Multi-Line Retail	16,362	—	—	16,362
Oil, Gas & Consumable Fuels	41,706	2,088	—	43,794
Personal Products	17,500	—	—	17,500
Pharmaceuticals	12,431	—	—	12,431
Real Estate Management & Development	18,003	3,386	—	21,389
Semiconductors & Semiconductor Equipment	72,100	—	—	72,100
Tech Hardware, Storage & Peripherals	44,878	—	—	44,878
Textiles, Apparel & Luxury Goods	51,753	—	—	51,753
Transportation Infrastructure	7,387	—	—	7,387
Wireless Telecommunication Services	23,276	—	—	23,276
Total Common Stocks	1,071,331	11,761	—	1,083,092
Short-Term Investments
Investment Company	51,340	—	—	51,340
Foreign Currency Forward Exchange Contract	—	1,805	—	1,805
Total Assets	1,122,671	13,566	—	1,136,237
Liabilities:
Foreign Currency Forward Exchange Contract	—	(369)	—	(369)
Total	$1,122,671	$13,197	$—	$1,135,868

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Breakout Nations
Assets:
Common Stocks
Air Freight & Logistics	$9	$—	$—	$9
Airlines	22	—	—	22
Automobiles	80	—	—	80
Banks	1,498	—	—	1,498
Beverages	203	—	—	203
Capital Markets	143	—	—	143
Distributors	6	—	—	6
Diversified Consumer Services	49	—	—	49
Diversified Financial Services	22	—	—	22
Diversified Telecommunication Services	83	—	—	83
Electronic Equipment, Instruments & Components	13	—	—	13
Food & Staples Retailing	138	—	—	138
Food Products	157	—	—	157
Health Care Providers & Services	105	—	—	105
Hotels, Restaurants & Leisure	134	—	—	134
Household Products	66	—	—	66
Independent Power & Renewable Electricity Producers	6	—	—	6
Industrial Conglomerates	161	—	—	161
Insurance	32	—	—	32
Internet & Direct Marketing Retail	19	—	—	19
Internet Software & Services	434	—	—	434
Multi-Line Retail	69	—	—	69
Oil, Gas & Consumable Fuels	129	—	—	129
Pharmaceuticals	82	—	—	82
Real Estate Management & Development	80	—	—	80
Software	14	—	—	14
Textiles, Apparel & Luxury Goods	195	—	—	195
Transportation Infrastructure	64	—	—	64
Wireless Telecommunication Services	59	—	—	59
Total Common Stocks	4,072	—	—	4,072
Participation Note	—	32	—	32
Investment Company	266	—	—	266
Short-Term Investment
Investment Company	702	—	—	702
Foreign Currency Forward Exchange Contract	—	5	—	5
Total Assets	5,040	37	—	5,077
Liabilities:
Foreign Currency Forward Exchange Contract	—	(21)	—	(21)
Futures Contract	(7)	—	—	(7)
Total Liabilities	(7)	(21)	—	(28)
Total	$5,033	$16	$—	$5,049

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Banks	$11,339	$—	$—	$11,339
Diversified Financial Services	1,571	—	—	1,571
Electrical Equipment	2,313	—	—	2,313
Electronic Equipment, Instruments & Components	595	—	—	595
Food & Staples Retailing	2,304	—	—	2,304
Health Care Equipment & Supplies	1,306	—	—	1,306
Health Care Providers & Services	3,936	—	—	3,936
Hotels, Restaurants & Leisure	2,977	—	—	2,977
Household Durables	1,749	—	—	1,749
Insurance	3,209	—	—	3,209
Internet & Direct Marketing Retail	1,303	—	—	1,303
Internet Software & Services	6,286	—	—	6,286
Machinery	2,298	—	—	2,298
Multi-Line Retail	1,360	—	—	1,360
Personal Products	2,679	—	—	2,679
Semiconductors & Semiconductor Equipment	4,384	—	—	4,384
Textiles, Apparel & Luxury Goods	5,024	—	—	5,024
Total Common Stocks	54,633	—	—	54,633
Short-Term Investment
Investment Company	2,200	—	—	2,200
Total Assets	$56,833	$—	$—	$56,833

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Small Cap
Assets:
Common Stocks
Air Freight & Logistics	$1,408	$—	$—	$1,408
Airlines	739	—	—	739
Auto Components	648	—	—	648
Banks	5,190	—	—	5,190
Beverages	824	—	—	824
Capital Markets	681	—	—	681
Chemicals	569	—	—	569
Commercial Services & Supplies	1,706	—	—	1,706
Communications Equipment	1,041	—	—	1,041
Construction & Engineering	1,294	—	—	1,294
Construction Materials	854	—	—	854
Consumer Finance	1,129	982	—	2,111
Diversified Consumer Services	2,487	—	—	2,487
Electrical Equipment	1,586	—	—	1,586
Food & Staples Retailing	1,582	—	—	1,582
Food Products	2,553	—	—	2,553
Gas Utilities	1,272	—	—	1,272
Health Care Equipment & Supplies	1,404	—	—	1,404
Health Care Providers & Services	1,090	—	—	1,090
Hotels, Restaurants & Leisure	3,822	—	—	3,822
Independent Power & Renewable Electricity Producers	1,182	—	—	1,182
Industrial Conglomerates	595	—	—	595
Information Technology Services	862	—	—	862
Internet & Direct Marketing Retail	147	—	—	147
Internet Software & Services	1,901	—	—	1,901
Machinery	1,290	—	—	1,290
Media	3,455	154	—	3,609
Multi-Line Retail	1,433	—	—	1,433
Personal Products	1,285	—	—	1,285
Professional Services	591	—	—	591
Road & Rail	596	—	—	596
Semiconductors & Semiconductor Equipment	1,630	—	—	1,630
Software	3,365	—	—	3,365
Specialty Retail	3,309	—	—	3,309
Textiles, Apparel & Luxury Goods	613	—	—	613
Transportation Infrastructure	3,275	—	—	3,275
Total Common Stocks	57,408	1,136	—	58,544
Short-Term Investments
Investment Company	2,136	—	—	2,136
Total Assets	59,544	1,136	—	60,680
Liabilities:
Foreign Currency Forward Exchange Contract	—	(4)	—	(4)
Total	$59,544	$1,132	$—	$60,676

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Markets
Assets:
Common Stocks
Air Freight & Logistics	$4,055	$—	$—	$4,055
Airlines	16,116	—	—	16,116
Banks	154,035	4,325	—	158,360
Beverages	9,771	—	—	9,771
Capital Markets	6,947	—	—	6,947
Construction Materials	6,268	—	—	6,268
Diversified Consumer Services	9,480	—	—	9,480
Diversified Telecommunication Services	10,107	—	—	10,107
Electric Utilities	8,457	—	—	8,457
Food Products	35,435	—	—	35,435
Health Care Providers & Services	12,144	—	—	12,144
Multi-Line Retail	984	—	—	984
Oil, Gas & Consumable Fuels	13,619	—	—	13,619
Pharmaceuticals	15,397	—	—	15,397
Real Estate Management & Development	19,108	—	—	19,108
Software	10,179	—	—	10,179
Specialty Retail	—	4,715	—	4,715
Transportation Infrastructure	6,600	—	—	6,600
Wireless Telecommunication Services	29,432	—	—	29,432
Total Common Stocks	368,134	9,040	—	377,174
Participation Notes	—	26,771	—	26,771
Warrants	—	4,261	—	4,261
Short-Term Investment
Investment Company	6,788	—	—	6,788
Total Assets	$374,922	$40,072	$—	$414,994

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Automobiles	$294	$—	$—	$294
Banks	1,507	—	—	1,507
Building Products	470	—	—	470
Capital Markets	590	—	—	590
Electrical Equipment	424	—	—	424
Health Care Equipment & Supplies	870	—	—	870
Hotels, Restaurants & Leisure	1,097	—	—	1,097
Internet & Direct Marketing Retail	4,449	—	—	4,449
Internet Software & Services	4,565	—	—	4,565
Media	636	—	—	636
Pharmaceuticals	1,025	—	—	1,025
Road & Rail	2,809	—	—	2,809
Software	7,256	—	—	7,256
Textiles, Apparel & Luxury Goods	4,010	—	—	4,010
Transportation Infrastructure	953	—	—	953
Total Common Stocks	30,955	—	—	30,955
Call Options Purchased	—	19	—	19
Short-Term Investment
Investment Company	1,679	—	—	1,679
Total Assets	$32,634	$19	$—	$32,653

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Airlines	$1,086	$—	$—	$1,086
Banks	1,714	—	—	1,714
Beverages	3,617	—	—	3,617
Capital Markets	1,825	—	—	1,825
Energy Equipment & Services	854	—	—	854
Health Care Providers & Services	696	—	—	696
Hotels, Restaurants & Leisure	862	—	—	862
Information Technology Services	2,196	—	—	2,196
Internet Software & Services	2,989	—	—	2,989
Machinery	531	—	—	531
Oil, Gas & Consumable Fuels	2,028	—	—	2,028
Semiconductors & Semiconductor Equipment	774	—	—	774
Software	2,977	—	—	2,977
Total Common Stocks	22,149	—	—	22,149
Short-Term Investment
Investment Company	160	—	—	160
Total Assets	$22,309	$—	$—	$22,309

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated Real Estate
Assets:
Common Stocks
Diversified	$1,661	$—	$—	$1,661
Health Care	69	—	—	69
Industrial	38	—	—	38
Lodging/Resorts	274	—	—	274
Office	1,127	—	—	1,127
Residential	397	—	—	397
Retail	1,316	—	—	1,316
Self Storage	36	—	—	36
Total Common Stocks	4,918	—	—	4,918
Short-Term Investment
Investment Company	13	—	—	13
Total Assets	$4,931	$—	$—	$4,931

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Aerospace & Defense	$470	$—	$—	$470
Airlines	480	—	—	480
Banks	1,070	—	—	1,070
Beverages	1,059	—	—	1,059
Capital Markets	1,226	—	—	1,226
Chemicals	120	—	—	120
Diversified Consumer Services	59	—	—	59
Diversified Telecommunication Services	530	—	—	530
Electrical Equipment	566	—	—	566
Energy Equipment & Services	264	—	—	264
Health Care Equipment & Supplies	212	—	—	212
Health Care Providers & Services	708	—	—	708
Hotels, Restaurants & Leisure	261	—	—	261
Information Technology Services	769	—	—	769
Internet Software & Services	1,216	—	—	1,216
Machinery	288	—	—	288
Media	190	—	—	190
Multi-Line Retail	83	—	—	83
Oil, Gas & Consumable Fuels	623	—	—	623
Personal Products	240	—	—	240
Semiconductors & Semiconductor Equipment	331	—	—	331
Software	997	—	—	997
Tech Hardware, Storage & Peripherals	1,122	—	—	1,122
Tobacco	209	—	—	209
Trading Companies & Distributors	36	—	—	36
Total Common Stocks	13,129	—	—	13,129
Short-Term Investment
Investment Company	28	—	—	28
Total Assets	$13,157	$—	$—	$13,157

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Counterpoint
Assets:
Common Stocks
Aerospace & Defense	$75	$—	$—	$75
Automobiles	42	—	—	42
Banks	222	—	—	222
Beverages	228	—	—	228
Biotechnology	57	—	—	57
Building Products	53	—	—	53
Capital Markets	125	—	—	125
Chemicals	80	—	—	80
Commercial Services & Supplies	161	—	—	161
Construction Materials	80	—	—	80
Consumer Finance	20	—	—	20
Diversified Consumer Services	120	—	—	120
Diversified Financial Services	30	—	—	30
Electrical Equipment	42	—	—	42
Electronic Equipment, Instruments & Components	20	—	—	20
Food Products	157	—	—	157
Health Care Equipment & Supplies	261	—	—	261
Health Care Providers & Services	197	—	—	197
Health Care Technology	167	—	—	167
Hotels, Restaurants & Leisure	275	13	—	288
Household Durables	46	—	—	46
Household Products	110	—	—	110
Independent Power & Renewable Electricity Producers	13	—	—	13
Information Technology Services	304	—	—	304
Insurance	35	—	—	35
Interactive Media & Services	4	—	—	4
Internet & Direct Marketing Retail	563	—	—	563
Internet Software & Services	1,065	—	—	1,065
Life Sciences Tools & Services	104	—	—	104
Machinery	20	—	—	20
Marine	10	—	—	10
Media	64	—	—	64
Multi-Line Retail	8	—	—	8
Multi-Utilities	12	—	—	12
Pharmaceuticals	61	—	—	61
Professional Services	36	—	—	36
Real Estate Management & Development	40	—	—	40
Road & Rail	327	—	—	327
Semiconductors & Semiconductor Equipment	53	—	—	53
Software	973	—	—	973
Specialty Retail	36	—	—	36
Textiles, Apparel & Luxury Goods	353	—	—	353
Thrifts & Mortgage Finance	6	—	—	6
Trading Companies & Distributors	27	—	—	27
Transportation Infrastructure	83	—	—	83
Total Common Stocks	6,765	13	—	6,778
Put Option Purchased	—	5	—	5
Short-Term Investment
Investment Company	171	—	—	171
Total Assets	$6,936	$18	$—	$6,954

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Discovery
Assets:
Common Stocks
Aerospace & Defense	$3,469	$—	$—	$3,469
Auto Components	4,196	—	—	4,196
Automobiles	2,195	—	—	2,195
Banks	5,630	—	—	5,630
Capital Markets	1,510	—	—	1,510
Chemicals	6,875	—	—	6,875
Commercial Services & Supplies	3,004	—	—	3,004
Diversified Telecommunication Services	1,131	—	—	1,131
Energy Equipment & Services	1,589	—	—	1,589
Hotels, Restaurants & Leisure	2,182	—	—	2,182
Insurance	3,536	—	—	3,536
Internet & Direct Marketing Retail	15,009	—	—	15,009
Internet Software & Services	8,155	—	—	8,155
Machinery	3,206	—	—	3,206
Marine	1,054	—	—	1,054
Metals & Mining	2,052	—	—	2,052
Multi-Line Retail	1,113	—	—	1,113
Pharmaceuticals	4,941	—	—	4,941
Road & Rail	10,067	—	—	10,067
Software	14,414	—	—	14,414
Specialty Retail	3,362	—	—	3,362
Textiles, Apparel & Luxury Goods	9,976	—	—	9,976
Total Common Stocks	108,666	—	—	108,666
Preferred Stocks
Internet & Direct Marketing Retail	—	—	201	201
Software	—	13	26	39
Total Preferred Stocks	—	13	227	240
Call Option Purchased	—	44	—	44
Short-Term Investment
Investment Company	6,278	—	—	6,278
Total Assets	$114,944	$57	$227	$115,228

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Discovery	Common Stock (000)	Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$25	$429	$2
Purchases	—	—	—
Sales	—	(234)	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	(25)	(38)	(2)
Change in unrealized appreciation (depreciation)	—@	(120)	—@
Realized gains (losses)	—	190	—
Ending Balance	$—	$227	$—

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$—	$(9)	$—

@            Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Discovery	Fair Value at September 30, 2018 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an increase in input

Preferred Stocks
	$227	Discounted Cash Flow	Weighted Average Cost of Capital	14.5-19.5% / 15.6%	Decrease

			Perpetual Growth Rate	3.0%-4.0% / 3.5%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	1.8x-15.9x / 8.4x	Increase

			Discount for Lack of Marketability	20.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$137,908	$—	$—	$137,908
Capital Markets	34,359	—	—	34,359
Health Care Equipment & Supplies	134,197	—	—	134,197
Household Products	149,427	—	—	149,427
Information Technology Services	198,597	—	—	198,597
Media	83,442	—	—	83,442
Personal Products	109,724	—	—	109,724
Pharmaceuticals	49,019	—	—	49,019
Professional Services	77,317	—	—	77,317
Software	158,982	—	—	158,982
Textiles, Apparel & Luxury Goods	26,877	—	—	26,877
Tobacco	135,569	—	—	135,569
Total Common Stocks	1,295,418	—	—	1,295,418
Short-Term Investment
Investment Company	36,921	—	—	36,921
Total Assets	$1,332,339	$—	$—	$1,332,339

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Aerospace & Defense	$488	$—	$—	$488
Auto Components	125	—	—	125
Automobiles	123	—	—	123
Banks	470	—	—	470
Capital Markets	127	—	—	127
Chemicals	324	—	—	324
Commercial Services & Supplies	610	—	—	610
Energy Equipment & Services	177	—	—	177
Food Products	407	—	—	407
Hotels, Restaurants & Leisure	457	—	—	457
Insurance	576	—	—	576
Internet & Direct Marketing Retail	1,396	—	—	1,396
Internet Software & Services	1,549	—	—	1,549
Machinery	22	—	—	22
Marine	162	—	—	162
Metals & Mining	349	—	—	349
Pharmaceuticals	501	—	—	501
Road & Rail	1,149	—	—	1,149
Software	2,199	—	—	2,199
Textiles, Apparel & Luxury Goods	1,271	—	—	1,271
Transportation Infrastructure	419	—	—	419
Total Common Stocks	12,901	—	—	12,901
Call Option Purchased	—	4	—	4
Short-Term Investment
Investment Company	403	—	—	403
Total Assets	$13,304	$4	$—	$13,308

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$16,481	$—	$—	$16,481
Communications	32,698	—	—	32,698
Diversified	30,501	—	—	30,501
Electricity Transmission & Distribution	51,728	—	—	51,728
Oil & Gas Storage & Transportation	103,228	—	—	103,228
Railroads	18,234	—	—	18,234
Renewables	26,129	—	—	26,129
Toll Roads	45,632	—	—	45,632
Water	19,586	—	—	19,586
Total Common Stocks	344,217	—	—	344,217
Short-Term Investments
Investment Company	10,906	—	—	10,906
Repurchase Agreements	—	287	—	287
Total Short-Term Investments	10,906	287	—	11,193
Total Assets	$355,123	$287	$—	$355,410

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Opportunity
Assets:
Common Stocks
Automobiles	$26,312	$—	$—	$26,312
Banks	—	89,756	—	89,756
Beverages	158,883	—	—	158,883
Building Products	25,698	—	—	25,698
Construction Materials	100,007	—	—	100,007
Diversified Consumer Services	106,428	—	—	106,428
Electronic Equipment, Instruments & Components	49,360	—	—	49,360
Food Products	135,597	—	—	135,597
Hotels, Restaurants & Leisure	110,848	9,216	—	120,064
Household Products	112,251	—	—	112,251
Information Technology Services	422,656	—	—	422,656
Internet & Direct Marketing Retail	429,262	—	—	429,262
Internet Software & Services	484,947	—	—	484,947
Media	30,921	—	—	30,921
Professional Services	22,200	—	—	22,200
Road & Rail	142,270	—	—	142,270
Software	126,984	—	—	126,984
Textiles, Apparel & Luxury Goods	217,226	—	—	217,226
Total Common Stocks	2,701,850	98,972	—	2,800,822
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	3,721	3,721
Internet & Direct Marketing Retail	—	—	11,530	11,530
Total Preferred Stocks	—	—	15,251	15,251
Call Options Purchased	—	2,575	—	2,575
Short-Term Investment
Investment Company	142,898	—	—	142,898
Total Assets	$2,844,748	$101,547	$15,251	$2,961,546

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Opportunity	Preferred Stocks (000)
Beginning Balance	$13,798
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1,453
Realized gains (losses)	—
Ending Balance	$15,251

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$1,453

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Opportunity	Fair Value at September 30, 2018 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in input

Preferred Stocks
	$15,251	Market Transaction Method	Pending and Precedent Transaction	$43.95	Increase

			Precedent Transaction	$27.00	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	Decrease

			Perpetual Growth Rate	3.5%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	8.7x	Increase

			Discount for Lack of Marketability	20.0%	Decrease

* Amount is indicative of the weighted average.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$283,058	$—	$—	$283,058
Health Care	39,036	—	—	39,036
Industrial	51,233	—	137	51,370
Industrial/Office Mixed	2,298	—	—	2,298
Lodging/Resorts	51,077	—	—	51,077
Office	202,752	—	—	202,752
Residential	143,910	—	15	143,925
Retail	243,964	—	—	243,964
Self Storage	25,924	—	—	25,924
Total Common Stocks	1,043,252	—	152	1,043,404
Short-Term Investment
Investment Company	4,289	—	—	4,289
Total Assets	$1,047,541	$—	$152	$1,047,693

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stocks (000)
Beginning Balance	$223
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(71)
Realized gains (losses)	—
Ending Balance	$152

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$(71)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Real Estate	Fair Value at September 30, 2018 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in input
Common Stocks
	$152	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

		Market Transaction Method	Transaction Valuation	$0.001	Increase

			Discount for Lack of Marketability	50.0%	Decrease

* Amount is indicative of the weighted average.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Sustain
Assets:
Common Stocks
Beverages	$269	$—	$—	$269
Capital Markets	216	—	—	216
Health Care Equipment & Supplies	1,527	—	—	1,527
Health Care Technology	189	—	—	189
Household Products	1,129	—	—	1,129
Information Technology Services	1,593	—	—	1,593
Insurance	365	—	—	365
Internet & Direct Marketing Retail	325	—	—	325
Internet Software & Services	675	—	—	675
Media	670	—	—	670
Personal Products	642	—	—	642
Pharmaceuticals	1,149	—	—	1,149
Professional Services	418	—	—	418
Software	1,423	—	—	1,423
Textiles, Apparel & Luxury Goods	210	—	—	210
Total Common Stocks	10,800	—	—	10,800
Short-Term Investment
Investment Company	204	—	—	204
Total Assets	$11,004	$—	$—	$11,004

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Banks	$—	$17,995	$—	$17,995
Beverages	53,831	—	—	53,831
Biotechnology	12,508	—	—	12,508
Capital Markets	13,806	—	—	13,806
Chemicals	20,778	—	—	20,778
Diversified Consumer Services	14,734	—	—	14,734
Electronic Equipment, Instruments & Components	25,841	—	—	25,841
Food Products	80,096	—	—	80,096
Hotels, Restaurants & Leisure	2,547	1,825	—	4,372
Household Products	53,170	—	—	53,170
Information Technology Services	23,869	—	—	23,869
Insurance	16,087	—	—	16,087
Internet & Direct Marketing Retail	26,220	—	—	26,220
Internet Software & Services	45,322	—	—	45,322
Marine	13,182	—	—	13,182
Multi-Utilities	17,828	—	—	17,828
Road & Rail	33,676	—	—	33,676
Textiles, Apparel & Luxury Goods	73,349	—	—	73,349
Total Common Stocks	526,844	19,820	—	546,664
Call Options Purchased	—	423	—	423
Short-Term Investment
Investment Company	72,625	—	—	72,625
Total Assets	$599,469	$20,243	$—	$619,712

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$129,173	$—	$—	$129,173
Air Freight & Logistics	49,559	—	—	49,559
Auto Components	34,546	—	—	34,546
Automobiles	32,016	—	—	32,016
Banks	194,467	—	—	194,467
Beverages	291,026	—	—	291,026
Capital Markets	22,080	—	—	22,080
Chemicals	45,938	—	—	45,938
Commercial Services & Supplies	38,747	—	—	38,747
Construction Materials	59,940	—	—	59,940
Diversified Telecommunication Services	40,618	—	—	40,618
Electronic Equipment, Instruments & Components	36,004	—	—	36,004
Health Care Providers & Services	70,418	—	—	70,418
Household Products	248,243	—	—	248,243
Insurance	268,234	—	—	268,234
Internet Software & Services	55,199	—	—	55,199
Machinery	20,134	—	—	20,134
Metals & Mining	46,208	—	—	46,208
Oil, Gas & Consumable Fuels	161,086	—	—	161,086
Personal Products	354,700	—	—	354,700
Pharmaceuticals	463,750	—	—	463,750
Professional Services	148,004	—	—	148,004
Software	194,717	—	—	194,717
Specialty Retail	20,550	—	—	20,550
Tobacco	131,040	—	—	131,040
Trading Companies & Distributors	20,811	—	—	20,811
Total Common Stocks	3,177,208	—	—	3,177,208
Short-Term Investments
Investment Company	72,872	—	—	72,872
Repurchase Agreements	—	150	—	150
Total Short-Term Investments	72,872	150	—	73,022
Total Assets	$3,250,080	$150	$—	$3,250,230

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Automobiles	$11,814	$—	$—	$11,814
Banks	16,047	58,037	—	74,084
Beverages	141,619	—	—	141,619
Biotechnology	27,787	—	—	27,787
Diversified Consumer Services	54,703	—	—	54,703
Electronic Equipment, Instruments & Components	32,636	—	—	32,636
Food Products	135,818	—	—	135,818
Hotels, Restaurants & Leisure	46,322	4,197	—	50,519
Household Products	67,476	—	—	67,476
Information Technology Services	51,335	—	—	51,335
Internet & Direct Marketing Retail	63,273	—	—	63,273
Internet Software & Services	198,434	—	—	198,434
Media	39,184	—	—	39,184
Professional Services	14,634	—	—	14,634
Road & Rail	71,452	—	—	71,452
Semiconductors & Semiconductor Equipment	34,368	—	—	34,368
Software	17,283	—	—	17,283
Textiles, Apparel & Luxury Goods	175,382	—	—	175,382
Total Common Stocks	1,199,567	62,234	—	1,261,801
Call Options Purchased	—	998	—	998
Short-Term Investments
Investment Company	76,921	—	—	76,921
Repurchase Agreements	—	667	—	667
Total Short-Term Investments	76,921	667	—	77,588
Total Assets	$1,276,488	$63,899	$—	$1,340,387

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$14,577	$—	$—	$14,577
Industrial	782	—	—	782
Industrial/Office Mixed	112	—	—	112
Lodging/Resorts	105	—	—	105
Office	4,285	—	—	4,285
Residential	2,403	—	6	2,409
Retail	5,898	—	—	5,898
Total Common Stocks	28,162	—	6	28,168
Short-Term Investment
Investment Company	99	—	—	99
Total Assets	$28,261	$—	$6	$28,267

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

International Real Estate	Common Stock (000)
Beginning Balance	$6
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—@	)
Realized gains (losses)	—
Ending Balance	$6

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$ (—@	)

@            Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018:

International Real Estate	Fair Value at September 30, 2018 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in input
Common Stock
	$6	Market Transaction Method	Transaction Valuation	$0.001	Increase

			Discount for Lack of Marketability	50.0%	Decrease

* Amount is indicative of the weighted average.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Real Assets
Assets:
Common Stocks
Aerospace & Defense	$65	$—	$—	$65
Auto Components	29	—	—	29
Automobiles	27	—	—	27
Banks	272	—	—	272
Beverages	89	—	—	89
Biotechnology	34	—	—	34
Capital Markets	85	—	—	85
Chemicals	126	—	—	126
Commercial Services & Supplies	3	—	—	3
Construction & Engineering	214	—	—	214
Diversified Telecommunication Services	50	—	—	50
Electric Utilities	251	—	—	251
Electronic Equipment, Instruments & Components	76	—	—	76
Energy Equipment & Services	24	—	—	24
Equity Real Estate Investment Trusts (REITs)	2,050	—	—	2,050
Food & Staples Retailing	22	—	—	22
Food Products	30	—	—	30
Gas Utilities	104	—	—	104
Health Care Equipment & Supplies	68	—	—	68
Health Care Providers & Services	74	—	—	74
Hotels, Restaurants & Leisure	43	—	—	43
Household Durables	35	—	—	35
Independent Power & Renewable Electricity Producers	147	—	—	147
Information Technology Services	94	—	—	94
Insurance	89	—	—	89
Internet & Direct Marketing Retail	60	—	—	60
Internet Software & Services	76	—	—	76
Life Sciences Tools & Services	75	—	—	75
Machinery	62	—	—	62
Media	63	—	—	63
Metals & Mining	75	—	—	75
Multi-Utilities	196	—	—	196
Oil, Gas & Consumable Fuels	708	—	—	708
Personal Products	36	—	—	36
Pharmaceuticals	101	—	—	101
Real Estate Management & Development	673	—	—	673
Road & Rail	146	—	—	146
Semiconductors & Semiconductor Equipment	52	—	—	52
Software	131	—	—	131
Specialty Retail	17	—	—	17
Tech Hardware, Storage & Peripherals	67	—	—	67
Tobacco	36	—	—	36
Trading Companies & Distributors	115	—	—	115
Transportation Infrastructure	431	—	—	431
Water Utilities	142	—	—	142
Total Common Stocks	7,363	—	—	7,363
Sovereign	—	1,435	—	1,435
U.S. Treasury Securities	—	957	—	957
Short-Term Investment
Investment Company	266	—	—	266
Foreign Currency Forward Exchange Contracts	—	33	—	33
Total Assets	7,629	2,425	—	10,054
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(6)	—	(6)
Total	$7,629	$2419	$—	$10,048

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Aerospace & Defense	$2,286	$—	$—	$2,286
Capital Markets	2,137	—	—	2,137
Chemicals	6,869	—	—	6,869
Commercial Services & Supplies	6,877	—	—	6,877
Construction Materials	4,196	—	—	4,196
Health Care Equipment & Supplies	8,121	—	—	8,121
Hotels, Restaurants & Leisure	6,740	—	—	6,740
Information Technology Services	2,243	—	—	2,243
Insurance	1,253	—	—	1,253
Internet & Direct Marketing Retail	16,504	—	—	16,504
Internet Software & Services	17,680	—	—	17,680
Machinery	2,298	—	—	2,298
Media	2,288	—	—	2,288
Pharmaceuticals	7,889	—	—	7,889
Road & Rail	13,601	—	—	13,601
Software	39,354	—	—	39,354
Textiles, Apparel & Luxury Goods	6,894	—	—	6,894
Trading Companies & Distributors	1,247	—	—	1,247
Total Common Stocks	148,477	—	—	148,477
Call Options Purchased	—	137	—	137
Short-Term Investment
Investment Company	7,484	—	—	7,484
Total Assets	$155,961	$137	$—	$156,098

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Biotechnology	$77,704	$—	$—	$77,704
Construction Materials	139,366	—	—	139,366
Health Care Equipment & Supplies	541,158	—	—	541,158
Health Care Technology	575,810	—	—	575,810
Hotels, Restaurants & Leisure	278,553	—	—	278,553
Internet & Direct Marketing Retail	672,235	—	—	672,235
Internet Software & Services	1,301,421	—	—	1,301,421
Life Sciences Tools & Services	376,872	—	—	376,872
Pharmaceuticals	7,128	—	—	7,128
Road & Rail	330,985	—	—	330,985
Semiconductors & Semiconductor Equipment	54,294	—	—	54,294
Software	1,345,652	—	—	1,345,652
Textiles, Apparel & Luxury Goods	264,089	—	—	264,089
Total Common Stocks	5,965,267	—	—	5,965,267
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	22,051	22,051
Internet & Direct Marketing Retail	—	—	102,044	102,044
Total Preferred Stocks	—	—	124,095	124,095
Call Options Purchased	—	5,456	—	5,456
Short-Term Investments
Investment Company	209,915	—	—	209,915
Repurchase Agreements	—	2,300	—	2,300
Total Short-Term Investments	209,915	2,300	—	212,215
Total Assets	$6,175,182	$7,756	$124,095	$6,307,033

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Preferred Stocks (000)
Beginning Balance	$136,474
Purchases	—
Sales	(25,468)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(7,182)
Change in unrealized appreciation (depreciation)	9,803
Realized gains (losses)	10,468
Ending Balance	$124,095

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$9,308

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2018 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in input

Preferred Stocks
	$124,095	Market Transaction Method	Pending and Precedent Transaction	$43.95	Increase

			Precedent Transaction	$27.00	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	Decrease

			Perpetual Growth Rate	3.5%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	8.7x	Increase

			Discount for Lack of Marketability	20.0%	Decrease

* Amount is indicative of the weighted average.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insight
Assets:
Common Stocks
Aerospace & Defense	$5,680	$—	$—	$5,680
Auto Components	4,610	—	—	4,610
Automobiles	3,429	—	—	3,429
Banks	1,964	—	—	1,964
Chemicals	6,537	—	—	6,537
Commercial Services & Supplies	2,222	—	—	2,222
Diversified Financial Services	5,067	—	—	5,067
Diversified Telecommunication Services	2,347	—	—	2,347
Energy Equipment & Services	1,595	—	—	1,595
Health Care Equipment & Supplies	5,255	—	—	5,255
Hotels, Restaurants & Leisure	4,718	—	—	4,718
Internet & Direct Marketing Retail	10,422	—	—	10,422
Internet Software & Services	12,192	—	—	12,192
Machinery	3,007	—	—	3,007
Multi-Line Retail	2,880	—	—	2,880
Pharmaceuticals	2,732	—	—	2,732
Road & Rail	6,243	—	—	6,243
Software	6,865	—	—	6,865
Specialty Retail	6,437	—	—	6,437
Textiles, Apparel & Luxury Goods	4,459	—	—	4,459
Trading Companies & Distributors	2,488	—	—	2,488
Total Common Stocks	101,149	—	—	101,149
Call Option Purchased	—	42	—	42
Short-Term Investments
Investment Company	9,185	—	—	9,185
Repurchase Agreements	—	51	—	51
Total Short-Term Investments	9,185	51	—	9,236
Total Assets	$110,334	$93	$—	$110,427

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Small Company Growth
Assets:
Common Stocks
Banks	$4,551	$—	$—	$4,551
Biotechnology	5,067	—	—	5,067
Construction Materials	4,196	—	—	4,196
Diversified Consumer Services	3,873	—	—	3,873
Health Care Equipment & Supplies	13,398	—	—	13,398
Health Care Providers & Services	21,800	—	—	21,800
Health Care Technology	11,515	—	—	11,515
Hotels, Restaurants & Leisure	40,527	—	—	40,527
Household Durables	2,588	—	—	2,588
Insurance	4,414	—	—	4,414
Interactive Media & Services	3,261	—	—	3,261
Internet & Direct Marketing Retail	11,135	—	—	11,135
Internet Software & Services	74,596	—	—	74,596
Life Sciences Tools & Services	2,903	—	—	2,903
Media	3,433	—	—	3,433
Pharmaceuticals	1,419	—	—	1,419
Professional Services	8,358	—	—	8,358
Real Estate Management & Development	4,174	—	—	4,174
Software	30,338	—	—	30,338
Specialty Retail	8,909	—	—	8,909
Textiles, Apparel & Luxury Goods	4,247	—	—	4,247
Thrifts & Mortgage Finance	4,263	—	—	4,263
Trading Companies & Distributors	3,404	—	—	3,404
Total Common Stocks	272,369	—	—	272,369
Preferred Stocks
Health Care Technology	—	—	8,173	8,173
Software	—	3,525	2,112	5,637
Total Preferred Stocks	—	3,525	10,285	13,810
Call Options Purchased	—	331	—	331
Short-Term Investments
Investment Company	30,861	—	—	30,861
Repurchase Agreements	—	4,592	—	4,592
Total Short-Term Investments	30,861	4,592	—	35,453
Total Assets	$303,230	$8,448	$10,285	$321,963

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Company Growth	Preferred Stocks (000)
Beginning Balance	$17,828
Purchases	—
Sales	(3,428)
Amortization of discount	—
Transfers in	—
Transfers out
Corporate actions	(10,559)
Change in unrealized appreciation (depreciation)	6,850
Realized gains (losses)	(406)
Ending Balance	$10,285

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$2,139

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Small Company Growth	Fair Value at September 30, 2018 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an increase in input

Preferred Stocks
	$10,285	Market Transaction Method	Precedent Transaction	$2.42	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%-19.5% / 16.9%	Decrease

			Perpetual Growth Rate	3.4%-4.0% / 3.5%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	1.9x-15.6x / 7.5x	Increase

			Discount for Lack of Marketability	20.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
US Core
Assets:
Common Stocks
Aerospace & Defense	$509	$—	$—	$509
Banks	728	—	—	728
Beverages	1,083	—	—	1,083
Biotechnology	200	—	—	200
Capital Markets	1,179	—	—	1,179
Electrical Equipment	114	—	—	114
Energy Equipment & Services	389	—	—	389
Health Care Equipment & Supplies	618	—	—	618
Health Care Providers & Services	1,304	—	—	1,304
Hotels, Restaurants & Leisure	1,084	—	—	1,084
Information Technology Services	1,042	—	—	1,042
Internet Software & Services	1,139	—	—	1,139
Machinery	536	—	—	536
Media	68	—	—	68
Multi-Line Retail	222	—	—	222
Oil, Gas & Consumable Fuels	904	—	—	904
Personal Products	356	—	—	356
Software	865	—	—	865
Tech Hardware, Storage & Peripherals	818	—	—	818
Total Common Stocks	13,158	—	—	13,158
Short-Term Investment
Investment Company	67	—	—	67
Total Assets	$13,225	$—	$—	$13,225

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$46,249	$—	$—	$46,249
Commercial Financing	905	—	—	905
Data Centers	8,407	—	—	8,407
Diversified	15,815	—	—	15,815
Health Care	22,383	—	—	22,383
Industrial	16,758	—	580	17,338
Lodging/Resorts	25,498	—	—	25,498
Office	79,208	—	—	79,208
Regional Malls	45,608	—	—	45,608
Self Storage	14,232	—	—	14,232
Shopping Centers	21,054	—	—	21,054
Single Family Homes	9,478	—	—	9,478
Specialty	3,194	—	—	3,194
Total Common Stocks	308,789	—	580	309,369
Short-Term Investment
Investment Company	2,497	—	—	2,497
Total Assets	$311,286	$—	$580	$311,866

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$1,646
Purchases	—
Sales	—
Return of captial	(891)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1,429
Realized gains (losses)	(1,604)
Ending Balance	$580

Net change in unrealized appreciation from investments still held as of September 30, 2018	$(305)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

U.S. Real Estate	Fair Value at September 30, 2018 (000)	Valuation Technique	Unobservable Input
Common Stock
	$580	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$6,144	$—	$6,144
Sovereign	—	16,813	—	16,813
Total Fixed Income Securities	—	22,957	—	22,957
Warrant	—	1	—	1
Short-Term Investments
Investment Company	1,328	—	—	1,328
Sovereign	—	575	—	575
U.S. Treasury Securities	—	30	—	30
Total Short-Term Investments	1,328	605	—	1,933
Foreign Currency Forward Exchange Contracts	—	30	—	30
Total Assets	1,328	23,593	—	24,921
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(44)	—	(44)
Total	$1,328	$23,549	$—	$24,877

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2018